As filed with the Securities and Exchange Commission on April 30, 1998

                       Securities Act File No. 33-73824
                   Investment Company Act File No. 811-8274
       ================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [_]
          PRE-EFFECTIVE AMENDMENT NO.                              [_]
          POST-EFFECTIVE AMENDMENT NO. 8                           [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [_]
          AMENDMENT NO. 10                                         [X]

                         MASSMUTUAL INSTITUTIONAL FUNDS
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               1295 State Street
                        Springfield, Massachusetts  01111
                       ----------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code: (413) 788-8411
                                                           --------------

                                Stephen L. Kuhn
                         MassMutual Institutional Funds
                               1295 State Street
                             Springfield, MA  01111
                    (Name and Address of Agent for Service)

                                   Copies to:
                              J.B. Kittredge, Esq.
                                  Ropes & Gray
                            One International Place
                               Boston, MA  02110

Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_]    immediately upon filing pursuant to paragraph (b)
[x]    on May 1, 1998 pursuant to paragraph (b)
[_]    60 days after filing pursuant to paragraph (a)(1)
[_]    on (date) pursuant to paragraph (a)(1)
[_]    75 days after filing pursuant to paragraph (a)(2)
[_]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


       To:  The Securities and Exchange Commission

       The Registrant submits this Post-Effective Amendment No. 8 to its Registration Statement under the Securities Act of 1933 (Registration No. 33-73824) and this Amendment No. 10 to its Registration Statement under the Investment Company Act of 1940 (Registration No. 811-8274). This Post-Effective Amendment relates solely to the MassMutual Prime Fund, MassMutual Short-Term Bond Fund, MassMutual Core Bond Fund, MassMutual Balanced Fund, MassMutual Value Equity Fund, MassMutual Small Cap Value Equity Fund and MassMutual International Equity Fund and does not affect the Registrant's currently effective Prospectus or Statement of Additional Information with respect to the MassMutual Indexed Equity Fund.

                        MASSMUTUAL INSTITUTIONAL FUNDS

                                   FORM N-1A

                             CROSS REFERENCE SHEET

Part A
Item No.                                       Prospectus Heading
--------                                       ------------------
1      Cover Page                              Cover Page

2      Synopsis                                Expense Information

3      Condensed Financial Information         Financial Highlights; Line of Credit

4      General Description of Registrant       The Trust; Investment Objectives and Policies of the Funds;
                                               Investment Practices of the Funds and Related Risks; Description of
                                               Shares

5      Management of the Fund                  The Trust;  Control Person And Principal Holder Of Securities;
                                               Investment Manager And Sub-Advisers; Distributor, Sub-Distributor,
                                               Transfer Agent, Dividend Disbursing Agent, Custodian And
                                               Sub-Administrator; Expense Information

6      Capital Stock and Other Securities      The Trust; Distributions And Taxation; Description Of Shares

7      Purchase of Securities Being Offered    How To Purchase, Exchange, and Redeem Shares; Distributor, Sub-Distributor,
                                               Transfer Agent,  Dividend Disbursing Agent, Custodian and Sub-Administrator; How
                                               Fund Shares Are Priced

8      Redemption or Repurchase                How to Purchase, Exchange, And Redeem Shares

9      Pending Legal Proceedings               Inapplicable

Part B                                                    Heading in Statement
Item No.                                                  of Additional Information
--------                                                  -------------------------
10     Cover Page                                         Cover Page

11     Table of Contents                                  Table of Contents

12     General Information and History                    General Information

13     Investment Objectives and Policies                 Additional Investment Policies; Fundamental Investment
                                                          Restrictions; Non-Fundamental Investment Restrictions

14     Management of the Fund                             Management of the Trust; Compensation

15     Control Persons and Principal Holders of           Control Person and Principal Holder of Securities
       Securities

16     Investment Advisory and Other Services             Investment Manager And Sub-Advisers; The Distributor;
                                                          Custodian, Dividend Disbursing Agent And Transfer Agent

17     Brokerage Allocation and Other Practices           Portfolio Transactions And Brokerage

18     Capital Stock and Other Securities                 Management Of The Trust; Description Of Shares

19     Purchase, Redemption and Pricing of Securities     Shareholder Investment Account; Redemption Of Shares; Valuation
       Being Offered                                      Of Portfolio Securities

20     Tax Status                                         Taxation

21     Underwriters                                       The Distributor

22     Calculation of Performance Data                    Investment Performance

23     Financial Statements                               Financial Statements

                         MASSMUTUAL INSTITUTIONAL FUNDS
                                1295 State Street
                        Springfield, Massachusetts 01111
                                 (413) 788-8411

MassMutual Institutional Funds (the "Trust") is a professionally managed, open-end investment company designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. This Prospectus describes the following seven separate, diversified series of shares of the Trust (the "Funds"), each of which has a distinct investment objective:

    (1) MassMutual Prime Fund - Seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. The Prime Fund is not a money market fund.

    (2) MassMutual Short-Term Bond Fund - Seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

    (3) MassMutual Core Bond Fund - Seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

    (4) MassMutual Balanced Fund - Seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital values by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

    (5) MassMutual Value Equity Fund - Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger well-established companies.

    (6) MassMutual Small Cap Value Equity Fund - Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

    (7) MassMutual International Equity Fund - Seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Each of the Funds offers three classes of shares: Class A, Class Y and Class S. Each class of shares is offered to different types of investors and has different expenses. See "Expense Information" and "How to Purchase, Exchange and Redeem Shares."

This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Certain additional information about the Funds and the Trust is contained in a Statement of Additional Information, dated May 1, 1998, as amended from time-to-time (the "SAI"), which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. This additional information is available without charge by writing to the Secretary, MassMutual Institutional Funds, 1295 State Street, Springfield, Massachusetts 01111.

Massachusetts Mutual Life Insurance Company ("MassMutual" or the "Adviser") is the investment manager to each of the Funds. David L. Babson and Company Incorporated ("Babson") is the investment sub-adviser to the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity Sector of the Balanced Fund. HarbourView Asset Management Corporation ("HarbourView") is the investment sub-adviser to the International Equity Fund. Babson and HarbourView are both indirect subsidiaries of the Adviser and are hereinafter each referred to as a "Sub-Adviser."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   DISTRIBUTOR
                       OppenheimerFunds Distributor, Inc.
                             Two World Trade Center
                            New York, New York 10048
PROSPECTUS May 1, 1998

Table Of Contents
                                                                           Page

Expense information.......................................................   3
Financial Highlights......................................................   7
Line of Credit............................................................  13
The Trust.................................................................  14
Investment Objectives And Policies Of The Funds...........................  14
Investment Practices Of The Funds And Related Risks.......................  17
How To Purchase, Exchange And Redeem Shares...............................  20
Investment Manager And Sub-Advisers.......................................  23
Distributor, Sub-Distributor, Transfer Agent, Dividend Disbursing Agent,
  Custodian And Sub-Administrator.........................................  24
Control Person And Principal Holder Of Securities.........................  24
Description Of Shares.....................................................  24
How Fund Shares Are Priced................................................  25
Distributions And Taxation................................................  25
Investment Performance....................................................  26
Glossary..................................................................  28

Expense Information

The following information is provided in order to assist you in understanding the various costs and expenses that, you as an investor in the Funds, will bear directly or indirectly.


                                   CLASS A

                                                                                                         Small Cap
                                                      Short-Term      Core                     Value      Value       International
                                            Prime       Bond          Bond       Balanced      Equity     Equity        Equity
                                            Fund        Fund          Fund        Fund         Fund        Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
(As a percentage of offering price)
Maximum Sales Charge Imposed
 on Purchases.....................          None          None        None         None        None         None          None
Maximum Sales Charge Imposed
 on Reinvested Dividends..........          None          None        None         None        None         None          None
Maximum Deferred Sales
 Charge /(1)/ ....................          1.00%         1.00%       1.00%        1.00%       1.00%        1.00%         1.00%
Exchange Fee......................          None          None        None         None        None         None          None
Redemption Fee....................          None          None        None         None        None         None          None

Annual Operating Expenses
(As a percentage of average net assets)
Management Fees...................           .45%          .45%        .45%         .45%        .45%         .55%          .85%
Rule 12b-1 Fees...................           .25%          .25%        .25%         .25%        .25%         .25%          .25%
Other Expenses /(2)/..............           .50%          .50%        .50%         .50%        .50%         .50%          .60%
===================================================================================================================================
TOTAL OPERATING EXPENSES /(2)/              1.20%         1.20%       1.20%        1.20%       1.20%        1.30%         1.70%
===================================================================================================================================

(1) You may have to pay a contingent deferred sales charge of up to 1% if you sell any Class A shares within 12 months of the date on which you first purchased Class A shares of any series of the Trust. See "How To Purchase, Exchange And Redeem Shares," for more information on the contingent deferred sales charge.

(2) Other Expenses and Total Operating Expenses are based on estimated amounts for the 1998 fiscal year.

EXAMPLES:   An investor would pay the following expenses on an investment of
            $1,000 in the Class A shares of the Fund assuming: (a) a 5% annual retum and (b) redemption at the end of each time period.

                                                                            Small Cap
                         Short-Term      Core                     Value      Value       International
               Prime       Bond          Bond       Balanced      Equity     Equity        Equity
               Fund        Fund          Fund        Fund         Fund        Fund          Fund
-------------------------------------------------------------------------------------------------------
1 Year        $22.61       $22.61       $22.61       $22.61       $22.61      $23.62       $27.62
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
3 Years       $38.11       $38.11       $38.11       $38.11       $38.11      $41.23       $53.60
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
5 Years       $65.96       $65.96       $65.96       $65.96       $65.96      $71.28       $92.28
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
10 Years     $145.25      $145.25      $145.25      $145.25      $145.25     $156.53      $200.48
-------------------------------------------------------------------------------------------------------

An investor would pay the following expenses on the same investment, assuming no redemption:


                                                                           Small Cap
                        Short-Term      Core                     Value       Value     International
              Prime        Bond         Bond       Balanced      Equity      Equity       Equity
              Fund         Fund         Fund         Fund         Fund        Fund         Fund
-------------------------------------------------------------------------------------------------------
1 Year       $12.24       $12.24       $12.24       $12.24       $12.24      $13.25       $17.30
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
3 Years      $38.11       $38.11       $38.11       $38.11       $38.11      $41.23       $53.60
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
5 Years      $65.96       $65.96       $65.96       $65.96       $65.96      $71.28       $92.28
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
10 Years    $145.25      $145.25      $145.25      $145.25      $145.25     $156.53      $200.48
-------------------------------------------------------------------------------------------------------


The Examples are based on each Fund's "Total Operating Expenses," as described above. The Examples should not be considered a representation of future returns or expenses. Actual returns and expenses may be greater or less than those shown.

                                    CLASS Y

                                                                                                         Small Cap
                                                      Short-Term      Core                     Value      Value       International
                                            Prime       Bond          Bond       Balanced     Equity      Equity         Equity
                                            Fund        Fund          Fund        Fund         Fund        Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases.............          None          None        None         None        None         None          None
Maximum Sales Charges Imposed
 on Reinvested Dividends..........          None          None        None         None        None         None          None
Maximum Deferred Sales Charge.....          None          None        None         None        None         None          None
Exchange Fee......................          None          None        None         None        None         None          None
Redemption Fee....................          None          None        None         None        None         None          None

Annual Operating Expenses
(As a percentage of average net assets)
Management Fees...................          .45%         .45%         .45%        .45%         .45%        .55%          .85%
Rule 12b-1 Fees...................          None         None         None        None         None        None          None
Other Expenses /(1)/..............          .30%         .30%         .30%        .30%         .30%        .30%          .40%
====================================================================================================================================
TOTAL OPERATING EXPENSES /(1)//(2)/         .75%         .75%         .75%        .75%         .75%        .85%         1.25%
====================================================================================================================================

(1) Other Expenses and Total Operating Expenses are based on estimated amounts for the 1998 fiscal year.

(2) Class Y Investors may also be subject to charges imposed in their administrative services or other agreement with the Adviser. See "How To Purchase, Exchange And Redeem Shares - Features and Eligibility Requirements of Each Class."

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Class Y shares of the Fund assuming: (a) a 5% annual retum and (b) redemption at the end of each time period.

                                                                             Small Cap
                         Short-Term       Core                     Value       Value     International
               Prime        Bond          Bond       Balanced     Equity      Equity        Equity
               Fund         Fund          Fund         Fund        Fund        Fund          Fund
--------------------------------------------------------------------------------------------------------
1 Year        $ 7.66       $ 7.66        $7.66       $ 7.66       $ 7.66      $ 8.68       $12.74
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
3 Years       $23.97       $23.97       $23.97       $23.97       $23.97     $ 27.12      $ 39.66
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
5 Years       $41.68       $41.68       $41.68       $41.68       $41.68     $ 47.12      $ 68.60
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
10 Years      $92.92       $92.92       $92.92       $92.92       $92.92     $104.75      $150.86
--------------------------------------------------------------------------------------------------------

The Example is based on each Fund's "Total Operating Expenses," as described above. The Example should not be considered a representation of future returns or expenses. Actual returns and expenses may be greater or less than those shown.

                                    CLASS S

                                                                                                        Small Cap
                                                    Short-Term      Core                     Value       Value       International
                                          Prime        Bond         Bond       Balanced      Equity      Equity         Equity
                                          Fund         Fund         Fund        Fund         Fund         Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases.............        None          None        None         None        None         None          None
Maximum Sales Charges Imposed
 on Reinvested Dividends..........        None          None        None         None        None         None          None
Maximum Deferred Sales Charge.....        None          None        None         None        None         None          None
Exchange Fee......................        None          None        None         None        None         None          None
Redemption Fee....................        None          None        None         None        None         None          None

Annual Operating Expenses
(As a percentage of average net assets)
Management Fees...................        .45%         .45%         .45%        .45%         .45%        .55%          .85%
Rule 12b-1 Fees...................        None         None         None        None         None        None          None
Other Expenses....................        .0983%       .1026%       .0953%      .0942%       .0896%      .0938%        .2005%
===============================================================================================================================
TOTAL OPERATING EXPENSES /(1)//(2)/       .5483%       .5526%       .5453%      .5442%       .5396%      .6438%       1.0505%
===============================================================================================================================


/(1)/ There are no current client expenses for separate investment accounts, but employee benefit plans that invest in the separate investment accounts are subject to charges imposed in their group annuity contracts, as set forth in their respective Plan Documents. See the Glossary for a definition of Plan Documents.

/(2)/ The expenses in the above table are based on expenses for the fiscal year ended December 31, 1997, but restated to give effect to the elimination of MassMutual's voluntary undertaking to waive a portion of its management fee (which terminated May 1, 1997) and a revision in the expense structure (which was effective on December 1, 1997).

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Class S shares of the Fund assuming: (a) a 5% annual return and (b) redemption at the end of each time period.


                                                                         Small Cap
                      Short-Term      Core                     Value       Value    International
            Prime        Bond         Bond      Balanced      Equity      Equity       Equity
            Fund         Fund         Fund        Fund         Fund        Fund         Fund
--------------------------------------------------------------------------------------------------
1 Year     $ 5.61       $ 5.65       $ 5.57      $ 5.56       $ 5.52      $ 6.58       $10.74
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
3 Years    $17.58       $17.71       $17.47      $17.44       $17.30      $20.63       $33.68
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
5 Years    $30.64       $30.88       $30.46      $30.40       $30.16      $35.96       $58.70
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
10 Years   $68.73       $69.27       $68.34      $68.20       $67.64      $80.68      $131.68
--------------------------------------------------------------------------------------------------

The Example is based on each Fund's "Total Operating Expenses," as described above. The Example should not be considered a representation of future returns or expenses. Actual returns and expenses may be greater or less than those shown.

Financial Highlights

The information in the following tables applies only to the Class S shares of the Funds. Similar information does not exist for the Class A and Class Y shares, which were not outstanding during the periods covered by the financial statements.

The information in the following tables has been derived from the financial statements audited by Coopers & Lybrand L.L.P., independent accountants, whose report on the 1997 financial statements of the Funds is included in the Trust's Annual Report for the year ended December 31, 1997 (the "Annual Report") and in the SAI. Further information about the performance of the Funds is contained in the Annual Report. The SAI and the Annual Report may be obtained without charge by writing to the Trust's Secretary.

MassMutual Prime Fund

Financial Highlights
(For a share outstanding throughout each period)

                                                                                       Class S(1)
                                                                                       ----------
                                                                 Year ended    Year ended        Year ended    Period ended
                                                                  12/31/97      12/31/96          12/31/95     12/31/94+**
                                                                 ----------    ----------        ----------    -----------
Net asset value, beginning of period                             $  151.00     $  151.06         $  150.36     $  150.00
                                                                 ----------    ----------        ----------    -----------
Income (loss) from investment operations:
 Net investment income                                                8.14***       7.85***           8.70***       1.55
 Net realized and unrealized gain (loss) on investments              (0.01)         0.06             (0.02)         0.34
                                                                 ----------    ----------        ----------    -----------
  Total income (loss) from investment operations                      8.13          7.91              8.68          1.89
                                                                 ----------    ----------        ----------    -----------
Less distributions to shareholders:
 From net investment income                                          (8.29)        (7.97)            (7.98)        (1.53)
                                                                 ----------    ----------        ----------    -----------
Net asset value, end of period                                   $  150.84     $  151.00         $  151.06     $  150.36
                                                                 ==========    ==========        ==========    ===========
Total Return@                                                         5.39%         5.24%             5.78%         1.26%
Ratios / Supplemental Data:
 Net assets, end of period (000s)                                $ 241,370     $ 258,729         $ 253,936     $ 170,548
 Net expenses to average daily net assets#                          0.5399%       0.5160%           0.5160%       0.5160%*
 Net investment income to average daily net assets                    5.25%         5.10%             5.61%         5.01%*
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:         0.5515%       0.5509%           0.5468%       0.5605%*


+ All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
*** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
(1) Class S shares were previously designated as Class 4 shares.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual Short-Term Bond Fund

Financial Highlights
(For a share outstanding throughout each period)

                                                                                               Class S (1)
                                                                                               -----------
                                                                  Year ended           Year ended      Year ended     Period ended
                                                                   12/31/97             12/31/96        12/31/95        12/31/94**
                                                                  ----------           ----------      ----------      -----------
Net asset value, beginning of period                              $  10.11             $  10.15        $   9.85        $  10.00
                                                                  ----------           ----------      ----------      -----------
Income (loss) from investment operations:
 Net investment income                                                0.65***              0.60            0.66            0.16
 Net realized and unrealized gain (loss) on investments               0.04                (0.03)           0.50           (0.15)
                                                                  ----------           ----------      ----------      -----------
  Total income (loss) from investment operations                      0.69                 0.57            1.16            0.01
                                                                  ----------           ----------      ----------      -----------
Less distributions to shareholders:
 From net investment income                                          (0.57)               (0.60)          (0.66)          (0.16)
 From net realized gains                                              0.00                (0.01)          (0.20)             --
                                                                  ----------           ----------      ----------      -----------
  Total distributions                                                (0.57)               (0.61)          (0.86)          (0.16)
                                                                  ----------           ----------      ----------      -----------
Net asset value, end of period                                    $  10.23             $  10.11        $  10.15        $   9.85
                                                                  ==========           ==========      ==========      ===========
Total Return@                                                         6.84%                5.57%          11.77%           0.13%
Ratios / Supplemental Data:
 Net assets, end of period (000s)                                 $200,268             $145,182        $122,904        $106,846
 Net expenses to average daily net assets#                          0.5423%              0.5190%         0.5190%         0.5190%*
 Net investment income to average daily net assets                    6.22%                6.00%           6.32%           6.37%*
 Portfolio turnover rate                                                48%                  61%            114%             15%
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:         0.5530%              0.5545%         0.5524%         0.5654%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
*** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
(1) Class S shares were previously designated as Class 4 shares.
 @ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual Core Bond Fund


Financial Highlights
(For a share outstanding throughout each period)

                                                                                          Class S (1)
                                                                                          -----------
                                                                  Year ended      Year ended       Year ended      Period ended
                                                                   12/31/97        12/31/96         12/31/95        12/31/94**
                                                                  ----------      ----------       ----------       ----------
Net asset value, beginning of period                              $  10.45        $  10.75         $   9.84         $  10.00
                                                                  ----------      ----------       ----------       ----------
Income (loss) from investment operations:
 Net investment income                                                0.69***         0.67***          0.72***          0.18
 Net realized and unrealized gain (loss) on investments               0.33           (0.37)            1.17            (0.16)
                                                                  ----------      ----------       ----------       ----------
  Total income (loss) from investment operations                      1.02            0.30             1.89             0.02
                                                                  ----------      ----------       ----------       ----------
Less distributions to shareholders:
 From net investment income                                          (0.64)          (0.54)           (0.65)           (0.18)
 From net realized gains                                             (0.02)          (0.06)           (0.33)              --
                                                                  ----------      ----------       ----------       ----------
  Total distributions                                                (0.66)          (0.60)           (0.98)           (0.18)
                                                                  ----------      ----------       ----------       ----------
Net asset value, end of period                                    $  10.81        $  10.45         $  10.75         $   9.84
                                                                  ==========      ==========       ==========       ==========
Total Return@                                                         9.78%           2.80%           19.15%            0.20%
Ratios / Supplemental Data:
 Net assets, end of period (000s)                                 $455,931        $356,699         $253,540         $194,150
 Net expenses to average daily net assets#                          0.5393%         0.5130%          0.5130%          0.5130%*
 Net investment income to average daily net assets                    6.34%           6.26%            6.56%            6.86%*
 Portfolio turnover rate                                                54%             54%             104%               7%
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:         0.5512%         0.5550%          0.5553%          0.5672%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
*** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
(1) Class S shares were previously designated as Class 4 shares.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual Balanced Fund


Financial Highlights
(For a share outstanding throughout each period)

                                                                                          Class S (1)
                                                                                          -----------
                                                                  Year ended      Year ended       Year ended      Period ended
                                                                   12/31/97        12/31/96         12/31/95        12/31/94**
                                                                  ----------      ----------       ----------       ----------
Net asset value, beginning of period                              $  12.34        $   11.51        $    9.92        $  10.00
                                                                  ----------      ----------       ----------       ----------
Income (loss) from investment operations:
 Net investment income                                                0.48             0.46             0.44             0.11
 Net realized and unrealized gain (loss) on investments               1.82             1.02             1.68            (0.08)
                                                                  ----------      ----------       ----------       ----------
  Total income (loss) from investment operations                      2.30             1.48             2.12             0.03
                                                                  ----------      ----------       ----------       ----------
Less distributions to shareholders:
 From net investment income                                          (0.48)           (0.46)           (0.44)           (0.11)
 From net realized gains                                             (0.57)           (0.19)           (0.09)              --
                                                                  ----------      ----------       ----------       ----------
  Total distributions                                                (1.05)           (0.65)           (0.53)           (0.11)
                                                                  ----------      ----------       ----------       ----------
Net asset value, end of period                                    $  13.59        $   12.34        $   11.51        $    9.92
                                                                  ==========      ==========       ==========       ==========
Total Return@                                                        18.72%           12.83%           21.31%            0.29%
Ratios / Supplemental Data:
 Net assets, end of period (000s)                                 $655,135        $ 563,280        $ 456,773        $ 349,688
 Net expenses to average daily net assets#                          0.5389%          0.5120%          0.5120%          0.5120%*
 Net investment income to average daily net assets                    3.57%            3.83%            4.18%            4.29%*
 Portfolio turnover rate                                                28%              26%              23%               2%
 Average broker commission rate (a)                               $ 0.0579        $  0.0594              N/A              N/A
#Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
Without this partial waiver of fees by MassMutual, the ratio
of expenses to average daily net assets would have been:            0.5510%          0.5522%          0.5514%          0.5650%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(1) Class S shares were previously designated as Class 4 shares.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual Value Equity Fund

Financial Highlights
(For a share outstanding throughout each period)

                                                                                         Class S (1)
                                                                                         ------------
                                                                  Year ended     Year ended    Year ended     Period ended
                                                                   12/31/97       12/31/96      12/31/95       12/31/94**
                                                                  ----------     ----------    ----------      ----------
Net asset value, beginning of period                              $  14.46       $  12.63       $   9.91       $  10.00
                                                                  ----------     ----------     ----------     ----------
Income (loss) from investment operations:
 Net investment income                                                0.32           0.34           0.31           0.08
 Net realized and unrealized gain (loss) on investments               3.83           2.22           2.82          (0.09)
                                                                  ----------     ----------     ----------      ----------
  Total income (loss) from investment operations                      4.15           2.56           3.13          (0.01)
                                                                  ----------     ----------     ----------     ----------
Less distributions to shareholders:
 From net investment income                                          (0.31)         (0.34)         (0.31)         (0.08)
 From net realized gains                                             (1.30)         (0.39)         (0.10)            --
                                                                  ----------     ----------     ----------     ----------
  Total distributions                                                (1.61)         (0.73)         (0.41)         (0.08)
                                                                  ----------     ----------     ----------     ----------
Net asset value, end of period                                    $  17.00       $  14.46       $  12.63       $   9.91
                                                                  ==========     ==========     ==========     ==========
Total Return@                                                        29.01%         20.24%         31.54%         (0.10)%
Ratios / Supplemental Data:
 Net assets, end of period (000s)                               $3,197,848     $2,485,743     $2,125,248     $1,563,563
 Net expenses to average daily net assets#                          0.5378%        0.5067%        0.5067%        0.5067%*
 Net investment income to average daily net assets                    1.91%          2.42%          2.72%          3.20%*
 Portfolio turnover rate                                                20%            13%            16%             3%
 Average broker commission rate (a)                               $ 0.0579       $ 0.0585            N/A            N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:         0.5512%        0.5534%        0.5528%        0.5681%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(1) Class S shares were previously designated as Class 4 shares.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual Small Cap Value Equity Fund


Financial Highlights
(For a share outstanding throughout each period)

                                                                                           Class S (1)
                                                                                           -----------
                                                                  Year ended     Year ended         Year ended     Period ended
                                                                   12/31/97       12/31/96           12/31/95       12/31/94**
                                                                  ----------     ----------         ----------      ----------
Net asset value, beginning of period                              $  13.43       $   11.44          $   9.69        $  10.00
                                                                  ----------     ----------         ----------      ----------
Income (loss) from investment operations:
 Net investment income                                                0.13            0.31              0.19            0.04
 Net realized and unrealized gain (loss) on investments               4.73            2.29              1.75           (0.31)
                                                                  ----------     ----------         ----------      ----------
  Total income (loss) from investment operations                      4.86            2.60              1.94           (0.27)
                                                                  ----------     ----------         ----------      ----------
Less distributions to shareholders:
 From net investment income                                          (0.14)          (0.30)            (0.19)          (0.04)
 From net realized gains                                             (1.54)          (0.31)               --              --
                                                                  ----------     ----------         ----------      ----------
  Total distributions                                                (1.68)          (0.61)            (0.19)          (0.04)
                                                                  ----------     ----------         ----------      ----------
Net asset value, end of period                                    $  16.61       $   13.43          $  11.44        $   9.69
                                                                  ==========     ==========         ==========      ==========
Total Return@                                                        36.36%          22.82%            20.01%          (2.66)%
Ratios / Supplemental Data:
 Net assets, end of period (000s)                                 $690,378       $ 456,935          $380,398        $310,789
 Net expenses to average daily net assets#                          0.6400%         0.6110%           0.6110%         0.6110%*
 Net investment income to average daily net assets                    0.89%           2.40%             1.78%           1.78%*
 Portfolio turnover rate                                                31%             28%               28%              4%
 Average broker commission rate (a)                               $ 0.0517       $  0.0585                N/A             N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:         0.6515%         0.6546%           0.6553%         0.6681%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(1) Class S shares were previously designated as Class 4 shares.
 @ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual International Equity Fund

Financial Highlights
(For a share outstanding throughout each period)

                                                                                         Class S (1)
                                                                                         -----------
                                                                  Year ended     Year ended         Year ended     Period ended
                                                                   12/31/97       12/31/96           12/31/95       12/31/94**
                                                                  ----------     ----------         ----------      ----------
Net asset value, beginning of period                              $ 11.11        $    9.58          $   9.28        $  10.00
                                                                  ----------     ----------         ----------      ----------
Income (loss) from investment operations:
 Net investment income                                               0.06             0.06              0.07            0.00
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                1.69             1.71              0.41           (0.72)
                                                                  ----------     ----------         ----------      ----------
  Total income (loss) from investment operations                     1.75             1.77              0.48           (0.72)
                                                                  ----------     ----------         ----------      ----------
Less distributions to shareholders:
 From net investment income                                         (0.07)           (0.24)            (0.07)             --
 In excess of net investment income                                    --               --             (0.11)             --
 From net realized gains                                            (0.41)              --                --              --
                                                                  ----------     ----------         ----------      ----------
  Total distributions                                               (0.48)           (0.24)            (0.18)             --
                                                                  ----------     ----------         ----------      ----------
Net asset value, end of period                                    $ 12.38        $   11.11          $   9.58        $   9.28
                                                                  ==========     ==========         ==========      ==========
Total Return@                                                       15.79%           18.51%             5.13%          (7.20)%
Ratios / Supplemental Data:
 Net assets, end of period (000s)                                $546,790         $356,311          $220,718        $150,199
 Net expenses to average daily net assets#                         1.0580%          1.0020%           1.0020%         1.0020%*
 Net investment income to average daily net assets                   0.53%            0.59%             0.76%           0.04%*
 Portfolio turnover rate                                               83%              58%              121%             18%
 Average broker commission rate (a)                               $0.0083          $0.0254                N/A             N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:        1.0684%          1.0718%           1.0920%         1.0877%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
(1) Class S shares were previously designated as Class 4 shares.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

Line of Credit

On January 11, 1996, the Trust, on behalf of each Fund, entered into a discretionary line of credit agreement with PNC Bank, N.A. Each Fund may borrow under the line of credit, so long as the Trust's borrowings do not exceed $50,000,000 in the aggregate at any one time. Interest is charged based on outstanding borrowings at the Federal Funds Rate plus 0.45%. Only the International Equity Fund utilized the line of credit during the years ended December 31, 1996 and 1997. The table below sets forth information regarding the International Equity Fund's utilization of the line of credit during these periods.

                                                                Average Number Of               Average Amount Of Debt
                    Amount Of Debt      Average Amount Of   International Equity Fund's              Per Share Of
                    Outstanding At      Debt Outstanding        Shares Outstanding            International Equity Fund
Period              End Of Period       During The Period       During The Period                  During The Period
------              --------------      -----------------   ---------------------------       --------------------------
Year ended
December 31, 1996   $1,600,000              $3,517,944              27,151,338                           $0.13

Year ended
December 31, 1997   $        0              $6,100,000              38,966,646                           $0.16

The Trust

The Trust is an open-end, management investment company designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended from time to time (the "Declaration of Trust"). The Board of Trustees of the Trust is generally responsible for management of the business and affairs of the Trust. The Trustees formulate the general policies of the Trust and the Funds, approve contracts and authorize Trust officers to carry out the decisions of the Board. As Adviser and Sub-Advisers to the Funds, MassMutual, Babson and HarbourView may be considered part of the management of the Trust. For more information concerning the management of the Trust, reference should be made to the SAI.

Investment Objectives And Policies Of The Funds

Each Fund has a separate investment objective, which may not be changed without the vote of a majority of that Fund's outstanding voting shares./1/ There can be no assurance that a Fund will achieve its investment objective; the success of a Fund depends to a great extent upon changes in market conditions.

(1) MassMutual Prime Fund

The investment objective of the Prime Fund is to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

The Fund invests in high quality debt instruments having a remaining maturity not exceeding 397 days. It is the Fund's policy to invest in the following types of short-term instruments:

    (a) Commercial paper and obligations of corporate issuers that at the date of acquisition are rated in one of the two highest ratings of at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, are judged by MassMutual to be of equivalent quality./2/

    (b) U.S. Government Securities./3/

    (c) Bank participation certificates that represent interests in all or part of specific bank loans, provided that at the date of acquisition (1) they have a remaining maturity of 397 days or less; and (2) each of the underlying loans is made to an issuer of securities rated in one of the two highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality.

    (d) Certificates of deposit and bankers' acceptances of banks and savings and loan associations having deposits of at least $1 billion as of their most recently published financial statements.

    (e) Obligations of foreign issuers, payable in U.S. dollars, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

The Fund will make portfolio investments primarily in response to changing economic and money market conditions and trends. Trading activity is expected to be low. It is anticipated, however, that from time to time the Fund will take advantage of temporary disparities in the yield relationships among the different segments of the money market or among particular instruments within the same segment of the market to make purchases and sales when management deems that such transactions will improve the yield or the quality of the portfolio. The Fund is not a money market fund as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). The portfolio of the Fund is managed by Mary Wilson Kibbe, Executive Director of MassMutual, with which she has been associated since 1982.

(2) MassMutual Short-Term Bond Fund

The investment objective of the Short-Term Bond Fund is to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

The Fund invests in investment grade fixed income securities. Investment grade fixed income securities are securities that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality./4/ For example, the Fund may invest in the following types of debt instruments:

-----------------------
/1/ As used in this Prospectus, a majority of the outstanding voting shares of any Fund means the lesser of (a) 67% of that Fund's outstanding shares present at a meeting of shareholders if more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of that Fund's outstanding shares.

/2/ For a description of the ratings of two NRSROs, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see the Appendix to the Statement of Additional Information. For example, the two highest ratings of Moody's for commercial paper are P-1 and P-2.

/3/ See the Glossary for a definition of U.S. Government Securities.

/4/ For example, the four highest ratings of Moody's for debt obligations are Aaa, Aa, A, and Baa (including Baa3).

    (a) Corporate securities.

    (b) U.S. Government Securities.

    (c) Obligations issued or guaranteed as to principal and interest by the Government of Canada, a Province of Canada, or any instrumentality or political subdivision thereof, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

    (d) Obligations (including certificates of deposit, time deposits or bankers' acceptances) of U.S. or Canadian chartered banks having total deposits in excess of $1 billion, U.S. branches of foreign banks having total deposits in excess of $1 billion, U.S. savings and loan associations having total deposits in excess of $1 billion, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks having total deposits in excess of $1 billion.

    (e) Publicly traded debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) that at the date of acquisition are rated in one of the three highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, and certificates of deposit of such banks.

    (f) Commercial paper that at the date of investment is rated in the two highest ratings of at least one NRSRO or, if unrated, is judged by MassMutual to be of equivalent quality.

    (g) Bank participation certificates that represent interests in all or part of specific bank loans, provided that at the date of investment each of the underlying loans is made to an issuer of securities rated in one of the two highest short-term debt ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality.

    (h) Certificates of deposit and bankers' acceptances of banks and savings and loan associations having deposits of at least $1 billion as of their most recently published financial statements.

    (i) Securities of foreign issuers (other than those listed in (c) or (d) above) that meet credit quality requirements similar to those above, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

Under normal market conditions, the Fund generally will have an average effective portfolio Duration of no more than three years./5/ Portfolio Duration changes may be accomplished primarily through the reinvestment of cash flows and selective trading. Neither market timing nor interest rate anticipation methods are employed in managing the Fund. The portfolio of the Fund is managed by Ronald E. Desautels, Managing Director of MassMutual, with which he has been associated since 1989.

(3) MassMutual Core Bond Fund

The investment objective of the Core Bond Fund is to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

The Fund invests in investment grade, publicly traded, readily marketable, fixed income securities of such maturities as MassMutual deems appropriate from time to time in light of market conditions and prospects. Investment grade fixed income securities are securities that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality. For example, the Fund may invest in the following types of debt instruments:

    (a) Corporate securities.

    (b) U.S. Government Securities.

    (c) Obligations issued or guaranteed as to principal and interest by the Government of Canada, a Province of Canada, or any instrumentality or political subdivision thereof, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

    (d) Obligations (including certificates of deposit, time deposits or bankers' acceptances) of U.S. or Canadian chartered banks having total deposits in excess of $1 billion, U.S. branches of foreign banks having total deposits in excess of $1 billion, U.S. savings and loan associations having total deposits in excess of $1 billion, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks having total deposits in excess of $1 billion.

    (e) Publicly traded debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) having a rating within the three highest ratings as determined by at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, and certificates of deposit of such banks.

    (f) Securities of foreign issuers (other than those listed in (c) or (d) above) that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

----------------------
/5/ See the Glossary for a definition of Duration.

Normally, the Fund's portfolio Duration will range from four to seven years. Portfolio Duration changes will be accomplished primarily through the reinvestment of cash flows and selective trading. The portfolio of the Fund is managed by Mary Wilson Kibbe, Executive Director of MassMutual, with which she has been associated since 1982.

(4) MassMutual Balanced Fund

The investment objective of the Balanced Fund is to achieve a high total rate of return over an extended period of time consistent with the preservation of capital values by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

The Fund invests in three market sectors:

        The Prime Sector - The Prime Sector invests in accordance with the investment objective and policies of the Prime Fund.

        The Core Bond Sector - The Core Bond Sector invests in accordance with the investment objective and policies of the Core Bond Fund.

        The Value Equity Sector - The Value Equity Sector invests in accordance with the investment objective and policies of the Value Equity Fund.

The Fund adjusts the mix of investments among its three market sectors to capitalize on perceived variations in return potential produced by the interaction of changing financial market and economic conditions. The Fund expects that such adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances at least 25% of the Fund's total assets will be invested in senior fixed income securities (including short-term money market instruments). In addition, under normal circumstances, no investment will be made that would result in more than 35% of the Fund's net assets being invested in the Prime Sector, more than 35% in the Core Bond Sector or more than 65% in the Value Equity Sector. In unusual circumstances, the Fund may invest up to 70% of its total assets in the Equity Sector or up to 50% of its total assets in the Bond Sector. MassMutual is the Fund's adviser and Babson is the Sub-Adviser to the Value Equity Sector. The portfolio of the Fund is managed by a committee of MassMutual and Babson investment professionals.

(5) MassMutual Value Equity Fund

The investment objective of the Value Equity Fund is to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger well-established companies.

The Fund invests primarily in common stocks, securities convertible into common stocks, and other equity securities (such as warrants and stock rights) which are normally cash dividend-paying and listed on a national securities exchange or traded in the over-the-counter market. The issuers of securities in which the Fund will invest generally are companies with market capitalizations in excess of $2 billion and a history of operations of five years or more. MassMutual is the Fund's adviser and its Sub-Adviser is Babson.

The Fund utilizes a value-oriented strategy in making investment decisions. As such, investments are made in securities of companies which, in the opinion of Babson, are of high quality, offer above-average dividend growth potential and are attractively valued in the marketplace. Investment quality and dividend growth potential are evaluated using fundamental analysis emphasizing each issuer's historical financial performance, balance sheet strength, management capability and competitive position. Various valuation parameters are examined to determine the attractiveness of individual securities. On average, the Fund's portfolio securities will have price/earnings ratios and price/book value ratios below those of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Stock Index"). Consideration also is given to securities of companies whose current prices do not adequately reflect, in the opinion of Babson, the ongoing business value of the enterprise. The Fund's portfolio is managed by James W. MacAllen, President, Chief Executive Officer and Chief Investment Officer of Babson. Mr. MacAllen has been associated with Babson since January 1, 1996. During 1996, Mr. MacAllen was also Senior Vice President of Concert Capital Management, Inc., which was then an indirect subsidiary of MassMutual ("Concert Capital"), and, as such, managed the portfolio of the Fund. Formerly, Mr. MacAllen was associated with Hagler, Mastrovita and Hewitt and prior to that was President and Chief Investment Officer of Wilmington Capital Management.

(6) MassMutual Small Cap Value Equity Fund

The investment objective of the Small Cap Value Equity Fund is to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

The Fund invests primarily in common stocks, securities convertible into common stocks and other equity securities (such as warrants and stock rights) which are issued by companies with a market capitalization, at the time of purchase, of $750 million or less and which are listed on a national securities exchange or traded in the over-the-counter market. MassMutual is the Fund's adviser and its Sub-Adviser is Babson.

The Fund utilizes a value-oriented strategy in making investment decisions. As such, investments are made in securities of companies that, in the opinion of Babson, are of high quality or possess a unique product, market position or operating characteristics which result in above-average levels of profitability or superior growth potential and are attractively valued in the marketplace. Traditional fundamental research techniques are employed to determine investment quality and growth potential, emphasizing each issuer's historic financial performance, balance sheet strength, management capability and competitive position. Valuation parameters are examined to determine the attractiveness of individual securities. On average, the Fund's holdings will have price/earnings ratios and price/book value ratios below those of the S&P 500 Stock Index. Consideration also is given to securities of companies whose current prices do not adequately reflect, in the opinion of Babson, the ongoing business value of the enterprise.

The Fund is not required to sell portfolio securities as a result of an issuer's market capitalization increasing above $750 million. Consequently, during periods of equity market strength a substantial portion of the Fund's portfolio may consist of securities issued by companies with a market capitalization in excess of $750 million. The Fund may purchase securities with above-average volatility relative to indices like the S&P 500 Stock Index. While such volatility frequently may involve the opportunity for greater gain, it also generally involves greater risk of loss and, as a result, the Fund's shares are suitable only for those investors who are in a financial position to assume such risk. The Fund's portfolio is managed by George M. Ulrich, Senior Vice President of Babson. Mr. Ulrich has been associated with Babson since 1996, Concert Capital (as a Senior Vice President) from 1993 through 1996 and with MassMutual from 1983 to 1993.

(7) MassMutual International Equity Fund

The investment objective of the International Equity Fund is to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

The Fund invests primarily in common stocks, securities convertible into common stocks, and other equity securities, (such as warrants and stock rights). The Fund generally will have at least 75% of its total assets invested in foreign securities, including securities of foreign issuers represented by American Depository Receipts or traded in the U.S. over-the-counter market or listed on a U.S. securities exchange. Under normal market conditions, the Fund's assets will be invested in securities traded in markets in at least three different countries, excluding the United States. In an uncertain market or economic environment when it would be appropriate to maintain a defensive position, the Fund may invest up to 100% of its assets in debt securities, such as rated or unrated bonds and debentures, cash equivalents and preferred stocks. It is expected that short-term debt securities (i.e., those maturing in one year or less from the date of purchase) will be emphasized for defensive or liquidity purposes, since such securities usually may be disposed of quickly at prices not involving significant losses. When circumstances warrant, securities may be sold without regard to the length of time held, although short-term trading may increase brokerage costs borne by the Fund.

The share price of the International Equity Fund will reflect the movements of both the prices of the portfolio securities and the currencies in which the securities are denominated. Depending upon the extent of the Fund's investments abroad, changes in the relative value of the U.S. dollar to the securities' denominated currencies may have a positive or negative impact on the Fund's share price.

The Fund's investment policies involve special risks. Risks of investing in foreign securities include foreign taxation, changes in currency rates or currency blockage, currency exchange costs, and differences between domestic and foreign legal, accounting, auditing, brokerage and economic standards. See "Investment Practices Of The Funds And Related Risks" below and "Foreign Securities" in the SAI for further discussion of the possible risks and rewards of investing in foreign securities. MassMutual is the Fund's adviser and its Sub-Adviser is HarbourView. The portfolio of the Fund is managed primarily by George Evans, who is assisted by William Wilby, both of whom are HarbourView investment professionals.

Investment Practices Of The
Funds And Related Risks

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees without the consent of shareholders. Some of the more significant practices are discussed below.

Repurchase Agreements and Reverse
Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund's holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. For a more detailed description of repurchase agreements and reverse repurchase agreements and related risks, see the SAI.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by the Adviser or Sub-Adviser to be in good standing.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as "hedging instruments" or "derivatives"), as more fully discussed in the SAI. Derivatives nor-mally are used by a portfolio manager to: (a) protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the relevant markets (for example, in the debt securities markets generally due to increasing interest rates); (b) protect a Fund's unrealized gains or limit its unrealized losses; and (c) manage a Fund's exposure to changing security prices. Derivatives also may be used to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular debt or equity securities and to manage the effective maturity or Duration of fixed income securities in a Fund's portfolio.

(1) Forward Contracts - Each Fund may purchase or sell securities on a "when issued" or delayed delivery basis or may purchase or sell securities on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Adviser or Sub-Adviser deems it appropriate to do so.

(2) Currency Transactions/6/ - The International Equity Fund may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. The Short-Term Bond Fund, the Core Bond Fund and the Core Bond Sector of the Balanced Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if as a result more than 25% of its total assets would be held in a segregated account covering such contracts. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund's use of such instruments, see the SAI.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include: (a) the risk that interest rates and securities prices will not move in the direction anticipated; (b) the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and (c) the fact that skills needed to use these strategies are different from those needed to select portfolio securities. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Restricted and Illiquid Securities

None of the Funds currently expects to invest in restricted or illiquid securities. However, each Fund may invest not more than 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by the Board of Trustees, or by the Adviser or Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

---------------------
/6/ See the Glossary for a definition of Currency Transactions.

Portfolio Management

MassMutual, Babson and HarbourView may use trading as a means of managing the portfolios of the Funds in seeking to achieve their investment objectives. Transactions will occur when the Adviser or Sub-Adviser believe that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Adviser's or Sub-Adviser's ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund's income or capital appreciation may be reduced and its capital losses may be increased. In addition, high turnover in any Fund could result in additional brokerage commissions to be paid by the Fund. See also "Distribution And Taxation" below.

The Funds may pay brokerage commissions to Advest, Inc. ("Advest") and Jefferies & Co., Inc. ("Jefferies"). Jefferies and Advest are each wholly-owned subsidiaries of companies for which one Trustee serves as director.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund's investment policies. To provide liquidity or for temporary defensive purposes, each Fund may invest in investment grade debt securities, government obligations, or money market instruments.

Industry Diversification

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1) There is no limitation for U.S. Government Securities.

(2) In the case of the Prime Fund and the Short-Term Bond Fund, there is no industry concentration limitation for certificates of deposit and bankers' acceptances.

Mortgage-Backed U.S. Government Securities and
CMOs

The Funds may invest in mortgage-backed U.S. Securities and collateralized mortgage obligations ("CMOs"). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and also, in the case of CMOs, by private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed U.S. Government Securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., Federal National Mortgage Association). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the net asset value of a funds' shares. These government agencies may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. A Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and creditcard receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Funds would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, currently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For a more detailed description of dollar roll transactions and related risks, see the SAI.

Certain Debt Securities

While the Funds, except for the Prime Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one NRSRO (e.g., Baa3 by Moody's) or, if unrated, are judged by MassMutual to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

Fundamental Investment Restrictions

For a description of fundamental investment restrictions of the Funds which may not be changed without the affirmative vote of a majority of the outstanding voting shares of the Fund, reference should be made to the SAI.

How To Purchase, Exchange
And Redeem Shares

Features and Eligibility Requirements
of Each Class

Each of the Funds offers three different classes of shares to investors: Class A, Class Y and Class S. The different classes of a Fund's shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. The Class A, Class Y and Class S shares are offered as follows.

    Class A Shares - Class A shares of each Fund may be purchased by: defined contribution plans and defined benefit plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), with Plan Assets/7/ in excess of $2.5 million; tax sheltered annuity plans under Code section 403(b) with Plan Assets in excess of $2.5 million; and individual retirement accounts described in Code section 408, the assets of which are rolled over from qualified plans in connection with a program sponsored by the Adviser ("Rollover IRAs"). Class A shares may also be purchased by other institutional investors, such as deferred compensation plans described in Code section 457, voluntary employees' beneficiary associations described in Code section 501(c)(9), other non-qualified deferred compensation plans and other institutional or sophisticated investors, in each case with assets in excess of $2.5 million or which enter into an agreement with the Adviser or an affiliate of the Adviser for those purchases. In addition, Class A shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Trust, the Adviser and its affiliates, and retirement plans established by them for their employees.

---------------------
/7/ See the Glossary for a definition of Plan Assets.

    Class Y Shares - Class Y shares of each Fund may be purchased by non-qualified deferred compensation plans where the employer sponsor enters into an administrative services agreement with the Adviser, or an affiliate of the Adviser, with respect to the administration of the Plan. Class Y shares may also be purchased by defined contribution plans and defined benefit plans under Code section 401(a), and tax sheltered annuity plans under Code section 403(b), in each case with Plan Assets in excess of $10 million and which enter into an administrative services or other agreement with the Adviser or an affiliate of the Adviser. Class Y shares may also be purchased by: certain other institutional investors with assets in excess of $10 million that enter into an agreement with the Adviser or an affiliate of the Adviser; and other registered investment companies managed by the Adviser or an affiliate of the Adviser, including other series of the Trust.

    Class S Shares - Class S shares of each Fund are available only to separate investment accounts of MassMutual ("SIAs").

Class A Shares - Sales Charges and 12b-1 Fees

Class A shares are sold at net asset value per share without an initial sales charge. However, if an Investor/8/ redeems any Class A shares within 12 months of the date on which the Investor first purchased Class A shares of any series of the Trust, a contingent deferred sales charge (called the "Class A Contingent Deferred Sales Charge") may be deducted from the redemption proceeds. If imposed, the Class A Contingent Deferred Sales Charge will be equal to 1.00% of the lesser of: (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions); and (2) the original offering price (which is the original net asset value of the redeemed shares). The Class A Contingent Deferred Sales Charge will not exceed the aggregate commissions paid on account of all Class A shares of all series of the Trust an Investor purchased subject to the Class A Contingent Deferred Sales Charge.

In determining whether the Class A Contingent Deferred Sales Charge is payable, a Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order purchased.

No Class A Contingent Deferred Sales Charge is charged on exchanges of shares, as described under "Exchange Privileges and Procedures." However, if the shares acquired by exchange are redeemed within 12 months of the initial purchase of the exchanged shares, the Class A Contingent Deferred Sales Charge will apply. The Class A Contingent Deferred Sales Charge will be used directly or indirectly to reimburse the Adviser or its affiliates for compensation paid to registered representatives as described under "How Fund Shares Are Priced." The Class A Contingent Deferred Sales Charge is waived in certain cases described below.

Waivers of the Class A Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following Investors are not subject to any Class A Contingent Deferred Sales Charge:

    (1) the Adviser or its affiliates; and

    (2) present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Trust, the Adviser and its affiliates, and retirement plans established by them for their employees.

Waivers of the Class A Contingent Deferred Sales Charge in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to the Class A Contingent Deferred Sales Charge:

    (1) shares issued in plans of reorganization, such as mergers;

    (2) asset acquisitions and exchange offers to which any Fund is a party; and

    (3) shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Adviser or its affiliates acts as sponsor.

Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A Contingent Deferred Sales Charge is also waived if shares that would otherwise be subject to the Class A Contingent Deferred Sales Charge are redeemed in the following cases:

    (1) involuntary redemptions of shares by operation of law;

    (2) if, at the time of purchase of shares the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase); and

    (3) for distributions from Plans/9 for any of the following purposes: (a) following the death or disability (as defined in the Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (b) to return excess contributions; (c) to return contributions made due to a mistake of fact; (d) hardship withdrawals, as defined in the Plan; (e) under a Qualified Domestic Relations Order, as defined in the Code; (f) to meet the minimum distribution requirements of the Code; (g) to establish "substantially equal periodic payments" as described in Section 72(t) of the Code; (h) for

---------------------
 /8/ See the Glossary for a definition of Investor.
 /9/ See the Glossary for a definition of Plans.

        retirement distributions or loans to participants or beneficiaries; (i) separation from service; (j) participant directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Adviser or its subsidiaries) offered as an investment option in a Plan in which the Funds are also offered as investment options under a special arrangement with the Adviser; or (k) Plan termination or "in service distributions," if the redemption proceeds are rolled over directly to a Rollover IRA, the assets of which are invested in the Trust.

Class A Service Fees. Pursuant to separate Rule 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay a service fee (the "Service Fee") at the annual rate of .25% of the Fund's average daily net assets attributable to the Class A shares. The Adviser receives the Service Fee and may pay all or a portion of them to brokers and other financial intermediaries, including the Distributor or Sub-Distributor, for personal services rendered to Investors in Class A shares and/or maintenance of Class A shareholder accounts.

The Class A service plans are of a type known as a compensation plan. This means that although the Trustees are expected to take into account the expenses of the Adviser, the fees are payable to compensate the Adviser for services rendered even if the amount paid by a Fund exceeds the Adviser's expenses. See the SAI for a description of the types of permissible Service Fee expenditures by the Adviser.

Class Y Shares - No Sales Charges

Class Y shares of each Fund are not subject to front-end sales charges. Therefore, 100% of an Investor's money is invested in the Fund or Funds of its choice. In addition, Class Y shares of each Fund are not subject to deferred sales charges or to any distribution or service fees.

Class S Shares - No Sales Charges

SIAs purchase Class S shares directly from a Fund without a front-end sales charge. Therefore, 100% of an SIA Investor's money is invested in the Fund or Funds of its choice. In addition, Class S shares of each Fund are not subject to any deferred sales charges or any distribution or service fees.

Purchase of Shares

Shares of the Trust are offered on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). Purchase orders received by the Transfer Agent from MassMutual (as servicing agent of the Distributor) on a Business Day prior to 4:00 p.m. Eastern Time, will be processed based on that day's closing net asset value.

Plan Investors purchasing group annuity contracts from MassMutual which have one or more of the Funds as investment options under their Plans ("Group Annuity Investors") and Rollover IRAs must place their purchase orders with MassMutual (as servicing agent of the Distributor) at its home office and must be accompanied by sufficient funds. Acceptable methods of payment include checks, federal funds wires, and automated clearing house transactions ("ACH"). MassMutual, as servicing agent of the Distributor, will not transmit a purchase order to the Trust's Transfer Agent until MassMutual has determined that the purchase order is in good form. Generally, a purchase order will be determined by MassMutual to be in good form if such order: (1) includes all information and documentation necessary to make appropriate Investor, Plan, trustee and/or Plan Participant/10/ (if applicable) allocations to the various Funds and/or other investment options under the Plan; and (2) is received by MassMutual at its home office prior to the close of the NYSE. Purchase orders by wire will be in good form only upon receipt by MassMutual of: (1) immediately available funds, deposited to the appropriate MassMutual account; and (2) a confirmation of the wire receipt. Any order to purchase Fund shares which is received by MassMutual after the close of the NYSE on a Business Day will be transmitted to the Trust's Transfer Agent on the next Business Day. For more specific information regarding what information and documentation are necessary for MassMutual to determine that a purchase order is in good form with respect to a particular Plan, Plan Investors should refer to Plan Documents.

For non-qualified deferred compensation plans eligible to purchase Class Y shares that have entered into an administrative services agreement with the Adviser, Class Y shares will be purchased directly by the Plan's trustee pursuant to the terms of the administrative services agreement. Investors Bank & Trust Company ("IBT") may serve as a Plan's trustee under the terms of the administrative services agreement. Other Investors eligible to purchase Class A and Class Y shares that have entered into an administrative services or other agreement with the Adviser must place purchase orders in accordance with the terms of such administrative services or other agreement. All other Investors must enter into an agreement permitting direct purchases from the Trust.

The sale of Trust shares will be suspended during any period when the determination of net asset value is suspended. The sale of Trust shares also may be suspended by the Board of Trustees whenever the Board determines that it is in the Trust's best interest to do so. The Trust, in its complete discretion, may reject any order for purchase of its shares.

Exchange Privileges and Procedures

Investors have the privilege of exchanging shares of one Fund for the same class of shares of another series of the Trust,

-------------------
/10/ See the Glossary for a definition of Plan Participant.

subject to the provisions of Plan Documents, any administrative services or other agreement with MassMutual, and applicable laws, including state insurance laws. However, exchanges may be restricted or refused by a Fund if, in the opinion of the Adviser: (1) an Investor has engaged in excessive trading; (2) the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets; or (3) a pattern of exchanges coincides with a "market timing" strategy that might be disruptive to the Fund. Each Fund also reserves the right to refuse exchange purchases by any person or group of persons, if, in the Adviser's judgment, the Fund would be unable to invest the funds effectively in accordance with its investment objectives and policies, or otherwise potentially would be adversely affected. The Trust reserves the right on 60 days' written notice to modify or terminate the exchange privilege. Furthermore, any exchange limits imposed by a Fund may be modified, in the sole discretion of the Fund, for Plan Investors so that the Fund's exchange privileges are consistent with Plan or group annuity contract exchange limits as set forth in Plan Documents and Department of Labor regulations. Plan Investors and Plan Participants should refer to Plan Documents and related materials to determine what, if any, exchange limitations apply to them.

For Group Annuity Investors and Rollover IRAs, exchange requests must be delivered to MassMutual at its home office. An Investor that has entered into an administrative services or other agreement with the Adviser must deliver exchange requests in good form pursuant to the terms of its administrative services or other agreement. All other Investors that have entered into an agreement permitting direct purchases from the Trust must deliver exchange requests in good form to the Transfer Agent.

Any exchange will involve the redemption of shares and the purchase of shares in another series of the Trust on the basis of the next calculated net asset value per share of each series after the exchange request is received by the Transfer Agent. Exchange requests will not be transmitted to the Transfer Agent until determined to be in good form.(11)

Redeeming Shares

For Group Annuity Investors and Rollover IRAs, redemption requests must be sent to MassMutual at its home office. An Investor that has entered into an administrative services or other agreement with the Adviser must deliver redemption requests in good form pursuant to the terms of its administrative services or other agreement. All other Investors must deliver redemption requests in good form to the Transfer Agent.

Each Fund redeems its shares at their net asset value as next computed after receipt by the Transfer Agent of a request for redemption. Redemption requests will not be transmitted to the Transfer Agent until determined to be in good form. Redemption payments will be made within seven days after receipt of the written request therefor by the Trust, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations. When redemption is requested of shares recently purchased by check, payment may be delayed until the check has been collected, which may take up to 15 days from receipt of the check.

The Class A Contingent Deferred Sales Charge may be imposed on certain redemptions of Class A shares. For information regarding the Class A Contingent Deferred Sales Charge, see "Class A Shares - Sales Charges and 12b-1 Fees" above.

Investment Manager And Sub-Advisers

Investment Manager

MassMutual is the investment manager to the Funds and is responsible for providing all necessary investment management and administrative services. MassMutual is a mutual life insurance company organized in 1851 under the laws of The Commonwealth of Massachusetts. MassMutual provides, directly or through its subsidiaries, a wide range of life insurance, annuity and disability products, pension, retirement and deferred compensation products and services, as well as investment services to individuals, corporations, investment companies and other institutions. As of December 31, 1997, MassMutual, together with its subsidiaries, had consolidated assets in excess of $61 billion and consolidated assets under management in excess of $152 billion.

The persons responsible for management of the bond and money market portfolios of MassMutual are also responsible for managing such investments of the Funds. Gary E. Wendlandt, Chairman, CEO and Trustee of the Trust, and John V.
Murphy, Trustee of the Trust, are officers of MassMutual, as are Stuart H. Reese, President of the Trust, Stephen L. Kuhn, Vice President and Secretary of the Trust, and Raymond B. Woolson, Treasurer of the Trust. MassMutual serves as investment manager of each Fund pursuant to a separate investment management agreement pursuant to which MassMutual is responsible for providing investment management of the Fund and is authorized to engage in portfolio transactions on behalf of the Fund, subject to such general or specific instructions as may be given by the Board of Trustees of the Trust. MassMutual may, at its expense, employ sub-advisers to manage the investments of the Funds.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly for the investment advisory ser-

--------------------
/11/ See "Purchase of Shares" above for a discussion of the term "in good form."

vices performed and the facilities furnished at an annual rate of the average daily net assets of that Fund as follows:

(1) .45% for the Prime Fund, the Short-Term Bond Fund, the
    Core Bond Fund, the Balanced Fund and the Value Equity
    Fund.

(2) .55% for the Small Cap Value Equity Fund.

(3) .85% for the International Equity Fund.

For the fiscal year ended December 31, 1997, MassMutual received investment advisory fees (after giving effect to a voluntary fee waiver) based upon each Fund's average daily net assets, as follows: Prime Fund .44%; Short-Term Bond Fund .44%; Core Bond Fund .44%; Balanced Fund .44%; Value Equity Fund .44%; Small Cap Value Equity Fund .54%; International Equity Fund .84%. The fee waiver terminated on May 1, 1997.

In addition, MassMutual has entered into a separate administrative services agreement with each Fund pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class expenses, such as federal and state registration fees, printing and postage. The Funds are responsible for certain other expenses including brokerage, taxes, interest, fees and expenses of non-interested trustees, legal fees, custody and audit fees. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the administrative services agreements. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly for the administrative services performed at annual rates of the average daily net assets of the applicable class of shares of the Fund which range from .4752% to .4875% for Class A shares, .2752% to
 .2875% for Class Y shares and .0774% to .0777% for Class S shares. Refer to "Expense Information" for more detailed information.

Investment Sub-Advisers

MassMutual has entered into investment sub-advisory agreements with Babson and HarbourView. These agreements provide that (1) Babson will manage the investment and reinvestment of the assets of the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity Sector of the Balanced Fund, and (2) HarbourView will manage the investment and reinvestment of the assets of the International Equity Fund.

MassMutual pays Babson a fee equal to an annual rate of .13% of the average daily net asset value of the Value Equity Fund, .13% of the average daily net asset value of the Value Equity Sector of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays HarbourView a fee equal to an annual rate of .50% of the average daily net asset value of the International Equity Fund.

Babson is a wholly-owned subsidiary of DLB Acquisition Corporation, a controlled subsidiary of MassMutual. Babson is a registered investment adviser that has been providing investment counseling to institutions and individuals for over 50 years. As of December 31, 1997, Babson had over $18 billion of assets under management. Babson serves as investment subadviser to the MML Equity Fund and the Equity Sector of MML Blend Fund of MML Series Investment Fund, a registered investment company managed by MassMutual.

HarbourView is a wholly-owned subsidiary of OppenheimerFunds, Inc. ("OFI"), which is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company owned in part by senior management of OFI and ultimately controlled by MassMutual. HarbourView has operated as an investment adviser since 1986. As of March 31, 1998, HarbourView managed assets of approximately $1.5 billion, including assets of the International Equity Fund and certain separate investment accounts of MassMutual.

Distributor, Sub-Distributor, Transfer Agent, Dividend Disbursing Agent, Custodian And Sub-Administrator

OppenheimerFunds Distributor, Inc. ("OFDI") acts as Distributor to each Fund. MML Investors Services, Inc. ("MMLISI") serves as Sub-Distributor for each Fund. MassMutual ultimately has a controlling interest in OFDI. MMLISI is a wholly-owned subsidiary of MassMutual. OFDI serves and MMLISI may serve as distributor of securities issued by other investment companies.

IBT serves as each Fund's Transfer Agent, Dividend Disbursing Agent and Custodian. As Custodian, IBT has custody of the Funds' securities, and maintains certain financial and accounting books and records. In addition, MassMutual has entered into a sub-administration agreement with IBT. As sub-administrator, IBT generally assists in all aspects of fund administration and is compensated by MassMutual for providing administrative services to the Funds.

Control Person And Principal Holder Of Securities

MassMutual may be deemed a control person (as that term is defined in the 1940
Act) of the Trust in that certain separate investment accounts of MassMutual and the Trust's seed money provided by MassMutual together constituted 100% of the shares of each class of each Fund of the Trust as of April 1, 1998.

Description Of Shares

The Trust is a series company. The Trust may issue an unlimited number of shares of multiple classes, in one or more series as the Trustees may authorize, with or without par value as the Trustees may prescribe. Each share of a particular class of a series represents an equal proportionate interest in that series with each other share of the same class, none having priority or preference over another. Each series is preferred over all other series in respect of the assets allocated to that series. Each share of a particular class of a series is entitled to a pro rata share of any distributions declared in respect of that class and, in the event of liquidation, a pro rata share of the net assets of that class remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive or subscription rights. Under the Trust's Declaration of Trust, the Board of Trustees is authorized to create new series and classes without shareholder approval. To date shares of twelve separate series have been authorized, seven of which constitute the interests in the Funds described in this Prospectus. Shares of each Fund entitle their holder to one vote for each dollar (or proportionate fractional vote for each fraction of a dollar) of net asset value per share of each Fund or class for each share held as to any matter on which such shares are entitled to vote.

The Trust is not required to hold annual meetings of shareholders. Special meetings may be called for such purposes as electing Trustees, voting on management agreements, and with respect to such additional matters relating to the Trust as may be required by the Trust's Declaration of Trust and the 1940 Act. Shareholder inquiries should be directed to MassMutual Institutional Funds, 1295 State Street, Springfield, Massachusetts 01111-0001.

How Fund Shares Are Priced

The net asset value (closing price) of each Fund is determined once daily at 4:00 p.m., Eastern Time on each day on which the NYSE is open for trading. Net asset value for shares of a class is determined by dividing the total market value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total outstanding shares of the class.

Generally, the Fund values portfolio securities as follows. Securities which are traded on a national securities exchange or on the NASDAQ National Market System generally are valued at the last sale price. Debt securities normally are valued at the last reported bid price on the primary market for those securities. To the extent authorized by the Board of Trustees, portfolio securities may be valued by a pricing service that determines values based on market transactions for normal institutional-size trading units. Money market obligations having a maturity of 60 days or less are generally valued at amortized cost when the Board of Trustees of the Trust believes that amortized cost approximates market value. In all other cases, assets and other securities for which no quotations are readily available (including some restricted securities) are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board. For additional information, see the SAI.

A dealer or other organization selling shares of the Funds may receive different levels of compensation for selling one class of shares over another. Class A shares of the Funds, which may be purchased at the net asset value per share next determined after receipt of a purchase request in good order, are subject to the service fees under Rule 12b-1, as set forth and expressed on an annual basis under "Expense Information."

MassMutual may directly, or through the Distributor or Sub-Distributor, pay cash compensation to registered representatives who are not employees of MassMutual who sell Class A and Y shares of the Funds. A registered representative selling Class A shares may receive: (1) compensation in the first year in an amount up to 1% of all first year contributions; and (2) in each subsequent year, annual compensation in an amount equal to 0.25% of the amount invested. A registered representative selling Class Y shares to Investors, other than in connection with certain non-qualified deferred compensation plans, may receive annual compensation in an amount equal to: (1) 0.10% of the amount invested if the investment is equal to or less than $10 million; or (2) if the investment exceeds $10 million, the sum of 0.10% of the first $10 million invested and 0.05% on amounts in excess of $10 million. In connection with the sale of Class Y shares to non-qualified deferred compensation plans that enter into an administrative services agreement with the Adviser, additional compensation may be paid. In such cases, the aggregate annual compensation will be in an amount equal to 0.25% of the amount invested. Annual compensation paid on account of sales of Class A and Class Y shares will be paid quarterly, in arrears.

Distributions And Taxation

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount.

Many Investors, including most tax qualified Plan Investors, may be eligible for preferential federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective Investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the federal, state and local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund. Investors that do not receive preferential tax treatment are subject to federal income taxes on distributions received in respect of their shares. Distributions of the

Fund's ordinary income and short-term capital gains are taxable to the shareholder as ordinary income whether received in cash or additional shares. Designated long-term capital gains distributions are taxable as long-term capital gain whether distributed in cash or additional shares and regardless of how long the Investor has owned shares of the Fund; however, a loss recognized from the sale of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate, depending on the holding period in the portfolio investments. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Investors should consult with their tax advisers for additional information concerning the federal, state and local tax consequences of purchasing shares of a Fund.

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually or at other times as necessary to meet regulatory requirements. Distributions shall be paid in full and fractional shares of the applicable Class of the applicable Fund at net asset value on the first Business Day after the record date for the distribution, unless, subject to such terms and conditions of any underlying Plan Documents or any administrative services or other agreement with the Adviser, the Investor has elected to receive dividend payments in cash.

Investment Performance

The Trust commenced operations on October 3, 1994 subsequent to the transfer of assets by each of seven SIAs to the Fund described in this Prospectus having corresponding investment objectives, policies and limitations in exchange for Class S shares of such Fund. While the SIAs continue to exist, their assets consist solely of Class S shares of the corresponding Fund. Except for the seed capital provided by MassMutual, each Fund's portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding SIA immediately prior to the transfer.

The SIAs are not registered investment companies as they each are exempt from registration under the 1940 Act. Since, in a practical sense, the SIAs constitute "predecessors" of the Funds, the Trust calculates the performance for each Class of each Fund for periods commencing prior to the transfer of the SIA assets to the Funds by including the corresponding SIA's total return adjusted to reflect the deduction of fees and expenses applicable to each Class as set forth (1) in the case of Class A and Class Y shares, under "Expense Information," and (2) in the case of Class S shares, in the Fee Table of the Trust's initial prospectus which was effective October 3, 1994. The anticipated expenses of the Class S shares of each Fund as set forth in the Trust's initial prospectus, without giving effect to the voluntary fee waiver described in such prospectus, were as follows: 0.557% for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund, and the Value Equity Fund; 0.657% for the Small Cap Value Equity Fund; and 1.059% for the International Equity Fund. The fees and expenses used to adjust each SIA's total return (as described above) include, in the case of Class A shares, Rule 12b-1 fees and contingent deferred sales charges, and in the case of Class S shares, any charges at the SIA level.

Performance data for Class A and Class Y shares for the period from October 3, 1994 until January 1, 1998 (commencement of operations of Class A and Class Y shares) is based on the performance of Class S shares adjusted downward to take into account the deduction of the higher operating expenses to which Class A and Class Y shares are subject.

The quoted performance data includes the performance of the SIAs for periods before the Trust's Registration Statement became effective. The SIAs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the SIAs had been registered under the 1940 Act, the SIAs performance might have been adversely affected. Employee benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Investors that enter into an administrative services or other agreement with the Adviser may also be subject to certain charges as set forth in their respective agreements. Total return figures would be lower if they reflected these charges.

Each of the Funds from time to time may advertise certain investment performance figures. These figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Funds. All performance information with respect to Class S shares will be provided after deduction of the Fund and any SIA expenses. Each of the Funds may quote yield in conformance with current SEC guidelines. Currently, the yield for each Fund refers to the net investment income earned by the Fund over a 30-day period, as defined in the advertisement. This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

Each of the Funds may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining, over a period of time as stated in the advertisement, the average annual compounded rate of return that an investment in the Fund earned over that period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in a Fund over a period of time (as stated in the advertisement), assuming reinvestment of all distributions.

Total return and holding period return differ from yield in that the return figures include capital changes in an investment while yield measures the rate of net income generated by a Fund. Total return differs from holding period return principally in that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

Average Annual Total Return for the periods ended December 31, 1997. All returns
---------------------------
take into account the Adviser's voluntary fee waiver, which was in effect from October 3, 1994 until May 1, 1997, and is described in the "Financial Highlights." All returns shown below would have been lower had such voluntary fee waiver not been in effect.

                                                              1 YEAR
--------------------------------------------------------------------------------------------------------------------------
                                                                   Class A               Class Y              Class S
Prime Fund and its predecessor SIA G                                 4.71%                 5.17%                5.39%
Short-Term Bond Fund and its predecessor SIA F                       6.15%                 6.61%                6.84%
Core Bond Fund and its predecessor SIA E                             9.07%                 9.55%                9.78%
Balanced Fund and its predecessor SIA M                             17.96%                18.47%               18.72%
Value Equity Fund and its predecessor SIA A                         28.19%                28.74%               29.01%
Small Cap Value Equity Fund and its predecessor SIA S               35.49%                36.08%               36.36%
International Equity Fund and its predecessor SIA I                 15.05%                15.55%               15.79%
--------------------------------------------------------------------------------------------------------------------------
                                                              3 YEARS
--------------------------------------------------------------------------------------------------------------------------
                                                                   Class A              Class Y              Class S
Prime Fund and its predecessor SIA G                                 4.79%                5.25%                5.47%
Short-Term Bond Fund and its predecessor SIA F                       7.33%                7.80%                8.03%
Core Bond Fund and its predecessor SIA E                             9.67%               10.15%               10.38%
Balanced Fund and its predecessor SIA M                             16.81%               17.32%               17.57%
Value Equity Fund and its predecessor SIA A                         26.03%               26.57%               26.84%
Small Cap Value Equity Fund and its predecessor SIA S               25.39%               25.94%               26.20%
International Equity Fund and its predecessor SIA I                 12.27%               12.76%               12.99%
--------------------------------------------------------------------------------------------------------------------------
                                                              5 YEARS
--------------------------------------------------------------------------------------------------------------------------
                                                                   Class A               Class Y              Class S
Prime Fund and its predecessor SIA G                                 3.99%                 4.44%                4.66%
Short-Term Bond Fund and its predecessor SIA F                       5.44%                 5.90%                6.12%
Core Bond Fund and its predecessor SIA E                             6.81%                 7.28%                7.50%
Balanced Fund and its predecessor SIA M                             11.95%                12.44%               12.67%
Value Equity Fund and its predecessor SIA A                         17.64%                18.15%               18.40%
Small Cap Value Equity Fund and its predecessor SIA S               16.24%                16.75%               16.99%
International Equity Fund and its predecessor SIA I                 16.24%                16.75%               16.99%
--------------------------------------------------------------------------------------------------------------------------
                                                   10 YEARS (or since inception)
--------------------------------------------------------------------------------------------------------------------------
                                                                   Class A               Class Y              Class S
Prime Fund and its predecessor SIA G                                 5.10%                 5.56%                5.78%
Short-Term Bond Fund and its predecessor SIA F (April 30, 1989)      6.85%                 7.32%                7.55%
Core Bond Fund and its predecessor SIA E                             8.29%                 8.77%                8.99%
Balanced Fund and its predecessor SIA M (October 10, 1987)          12.03%                12.52%               12.75%
Value Equity Fund and its predecessor SIA A                         15.72%                16.22%               16.46%
Small Cap Value Equity Fund and its predecessor SIA S               16.40%                16.91%               17.15%
International Equity Fund and its predecessor SIA I (July 31, 1991) 12.74%                13.23%               13.47%
--------------------------------------------------------------------------------------------------------------------------

The quoted performance data includes the performance of the Separate Investment Accounts (SIAs) for the period before the Trust's Registration Statement became effective. The SIAs were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the Act. If the SIAs had been registered under the 1940 Act, their performance may have been adversely affected.

Glossary

Currency Transactions: include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap.

Duration: indicates how interest rate changes will affect a debt instrument's price. As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 2% if interest rates fell 1%. The market price of a bond with a duration of four years would be expected to increase or decline twice as much as the market price of a bond with a two-year duration. Duration measures a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flow over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. Determining duration may involve the Adviser's estimates of future economic parameters, which may vary from actual future values.

Foreign Securities: include debt, equity, and hybrid instruments, obligations and securities of foreign issuers, including governments of countries other than the United States and companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or foreign over-the-counter markets. Foreign securities also include securities of foreign issuers (i) represented by American Depository Receipts, (ii) traded in the United States over-the-counter markets, or (iii) listed on a U.S. securities exchange.

Investor: includes a plan sponsor, plan fiduciary, trustee, institutional investor, insurance company separate investment account and/or any other person or entity described in the Prospectus as an eligible purchaser of shares, that purchases shares of the Trust and is hereinafter referred to as Investor or collectively referred to as Investors. An Investor that is a separate investment account of MassMutual is referred to as an SIA Investor to the extent it invests in the Trust. Investors that are purchasing shares of a Fund on behalf of a Plan are sometimes referred to as Plan Investors. The term Investor does not include a Plan Participant.

NRSRO: means a nationally recognized statistical rating organization. For a description of the ratings of two NRSROs, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see the Appendix to the SAI. For example, the four investment grade ratings in descending order for debt securities as rated by Moody's are Aaa, Aa, A and Baa -- including Baa3. The four investment grade ratings for debt securities as rated by S&P are AAA, AA, A and BBB -- including BBB-. For commercial paper, Moody's two highest ratings are P-1 and P-2 and S&P's two highest ratings are A-1 and A-2.

Plan: refers to all defined contribution and defined benefit retirement plans and any other employee retirement arrangement that invests in the Funds, including non-qualified deferred compensation plans and tax sheltered annuity plans.

Plan Assets: assets held by the Plan trustee of a particular Plan.

Plan Participant: includes active, deferred and suspended Plan Participants on whose behalf Plan Assets are invested, as well as any other individual included in the computation of active participants under the appropriate Form 5500 filed with the Internal Revenue Service, if applicable.

Plan Documents: refer to the documents that created and are related to a particular employee retirement benefit plan. These documents might include trust documents, insurance contracts (including group annuity contracts), administrative service agreements and other agreements providing for the provision of services or benefits for the plan and its participants.

U.S. Government Securities: include obligations issued, sponsored, assumed or guaranteed as to principal and interest by the Government of the United States, its agencies and instrumentalities, and securities backed by such obligations, including FHA/VA guaranteed mortgages.

The name MassMutual Institutional Funds is the designation of the Trust under a Declaration of Trust dated May 28, 1993, as amended. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of such Trust, but only the property of the relevant Fund shall be bound.

                         MASSMUTUAL INSTITUTIONAL FUNDS
                                1295 State Street
                        Springfield, Massachusetts 01111

                               INVESTMENT MANAGER

                            Massachusetts Mutual Life
                                Insurance Company
                                1295 State Street
                        Springfield, Massachusetts 01111

                             INVESTMENT SUB-ADVISERS

                    David L. Babson and Company Incorporated
                               One Memorial Drive
                         Cambridge, Massachusetts 02142

                    HarbourView Asset Management Corporation
                             Two World Trade Center
                            New York, New York 10048

                                   DISTRIBUTOR

                       OppenheimerFunds Distributor, Inc.
                             Two World Trade Center
                            New York, New York 10048

                                 SUB-DISTRIBUTOR

                          MML Investors Services, Inc.
                                1414 Main Street
                        Springfield, Massachusetts 01144

                       SUB-ADMINISTRATOR, TRANSFER AGENT
                                  and CUSTODIAN

                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116

                             INDEPENDENT ACCOUNTANTS

                            Coopers & Lybrand L.L.P.
                          1500 Main Street, Suite 2300
                        Springfield, Massachusetts 01101

                                  LEGAL COUNSEL

                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

B2098   598

                         MASSMUTUAL INSTITUTIONAL FUNDS

                                1295 State Street
                        Springfield, Massachusetts 01111

                       STATEMENT OF ADDITIONAL INFORMATION

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MASSMUTUAL INSTITUTIONAL FUNDS (THE "TRUST") DATED MAY 1, 1998, AS AMENDED FROM TIME TO TIME (THE "PROSPECTUS"). TO OBTAIN A PROSPECTUS, CALL YOUR REGISTERED REPRESENTATIVE, AT
(413) 788-8411, OR WRITE THE TRUST AT THE ABOVE ADDRESS.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Trust or the Distributor. This SAI and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

This SAI relates to the following Funds:

        .  MassMutual Prime Fund
        .  MassMutual Short-Term Bond Fund
        .  MassMutual Core Bond Fund
        .  MassMutual Balanced Fund
        .  MassMutual Value Equity Fund
        .  MassMutual Small Cap Value Equity Fund
        .  MassMutual International Equity Fund

DATED MAY 1, 1998

                               TABLE OF CONTENTS
                               -----------------

                                                                           Page
                                                                           ----

GENERAL INFORMATION .....................................................    3

ADDITIONAL INVESTMENT POLICIES ..........................................    3

FUNDAMENTAL INVESTMENT RESTRICTIONS .....................................    8

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS .................................    9

MANAGEMENT OF THE TRUST .................................................   10

COMPENSATION ............................................................   14

CONTROL PERSON AND PRINCIPAL HOLDER OF SECURITIES .......................   15

INVESTMENT MANAGER AND SUB-ADVISERS .....................................   15

ADMINISTRATOR AND SUB-ADMINISTRATOR .....................................   17

THE DISTRIBUTOR .........................................................   18

CLASS A SERVICE PLANS ...................................................   18

CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT .................   19

INDEPENDENT PUBLIC ACCOUNTANT ...........................................   19

PORTFOLIO TRANSACTIONS AND BROKERAGE ....................................   19

SHAREHOLDER INVESTMENT ACCOUNT ..........................................   20

REDEMPTION OF SHARES ....................................................   21

VALUATION OF PORTFOLIO SECURITIES .......................................   21

DESCRIPTION OF SHARES ...................................................   22

INVESTMENT PERFORMANCE ..................................................   22

TAXATION ................................................................   24

EXPERTS .................................................................   26

APPENDIX - DESCRIPTION OF SECURITIES RATINGS ............................   27

REPORT OF INDEPENDENT ACCOUNTANTS .......................................   29

AUDITED FINANCIAL STATEMENTS ............................................   30

                               GENERAL INFORMATION
                               -------------------

MassMutual Institutional Funds (the "Trust") is a professionally managed, open-end, investment company. This SAI describes the following seven separate, diversified series of the Trust: (1) MassMutual Prime Fund ("Prime Fund"), (2) MassMutual Short-Term Bond Fund ("Short-Term Bond Fund"), (3) MassMutual Core Bond Fund ("Core Bond Fund"), (4) MassMutual Balanced Fund ("Balanced Fund"),
(5) MassMutual Value Equity Fund ("Value Equity Fund"), (6) MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), and (7) MassMutual International Equity Fund ("International Equity Fund") (each individually referred to as a "Fund" or collectively as the "Funds"). Currently, the Trustees have authorized a total of twelve separate series. Additional series may be created by the Trustees from time-to-time.

The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended from time to time (the "Declaration of Trust"). The investment manager for each Fund is Massachusetts Mutual Life Insurance Company ("MassMutual"). The investment sub-adviser for the Value Equity Fund, the Small Cap Value Equity Fund and the Equity Sector of the Balanced Fund is David L. Babson and Company Incorporated ("Babson"). The investment sub-adviser for the International Equity Fund is HarbourView Asset Management Corporation ("HarbourView"). Babson and HarbourView are each indirect subsidiaries of MassMutual. MassMutual, Babson and HarbourView are sometimes referred to herein as the "advisers."

                         ADDITIONAL INVESTMENT POLICIES
                         ------------------------------

Each Fund has a distinct investment objective which it pursues through separate investment policies, as described in the Prospectus and below. The investment objective, fundamental investment policies and fundamental investment restrictions of a Fund may not be changed without the vote of a majority of that Fund's outstanding shares (which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this SAI and in the Prospectus, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). The Board of Trustees of the Trust may adopt new or amend or delete existing non-fundamental investment policies and restrictions without shareholder approval.

The following discussion, when applicable, elaborates on the presentation of each Fund's investment policies contained in the Prospectus. For a description of the ratings of corporate debt securities and money market instruments in which the various Funds may invest, reference should be made to the Appendix.

PRIME FUND

An instrument in which the Prime Fund may invest will be considered to be short-term if its remaining maturity on the date of its purchase is 397 days or less. In the case of a variable or floating rate obligation, the remaining maturity will be deemed to be the period remaining until the next readjustment of the interest rate or until maturity, whichever is less. In the case of an obligation with a demand feature, the remaining maturity will be deemed to be the period remaining until the principal amount may be recovered through the demand provision or until the next readjustment of the interest rate or until maturity, whichever is the shortest.

Certain money market instruments are available only in relatively large denominations, and others may carry higher yields if purchased in relatively large denominations. Also, it is believed by MassMutual that an institutional purchaser of money market instruments who has the ability to invest relatively large sums on a regular basis may have investment opportunities that are not available to those who invest smaller sums less frequently. Certain of the Prime Fund's investment restrictions limit the percentage of the Fund's assets which may be invested in certain industries or in securities of any issuer. Accordingly, if the Fund has relatively small net assets and net cash flow from sales and redemptions of shares, the Fund may be unable to invest in money market instruments paying the highest yield available at a particular time.

SHORT-TERM BOND FUND

The Fund's duration management strategy currently utilizes a quantitative, risk-averse discipline that balances generating a high total rate of return primarily from current income with minimizing fluctuations in capital values. The duration of the portfolio will be lengthened by extending average maturities when sufficient additional yield can be obtained. Conversely, the duration will be shortened when adequate compensation for the additional risk associated with longer maturities cannot be realized.

CORE BOND FUND

The Core Bond Fund's duration management strategy is to match (within 10%) the duration of the Lehman Brothers Government/Corporate Bond Index. MassMutual seeks to add value compared to this index through the use of sector rotation, yield curve management and asset selection. Neither market timing nor interest rate anticipation methods are employed in managing the Fund.

INTERNATIONAL EQUITY FUND

The Trustees are authorized to determine what constitutes a "foreign security" and to modify any such definition as they deem appropriate. Opportunities for long-term capital appreciation will be stressed.

Currency Transactions - The Fund may, but will not necessarily, engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.

FIXED INCOME SECURITIES

While the Prime Fund invests in high quality securities and the Short-Term Bond Fund, the Core Bond Fund and the Core Bond Sector of the Balanced Fund invest in investment grade securities, an investment in these Funds is not without risk. The debt securities in which the Funds invest may not offer as high a yield as may be achieved from lower quality instruments having less safety. If the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund or the Core Bond Sector of the Balanced Fund dispose of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity. If an investment of the Short-Term Bond Fund, the Core Bond Fund or the Core Bond Sector of the Balanced Fund is downgraded below investment-grade level, the adviser may continue to hold such security if the adviser determines that to do so is in the Fund's best interest.

WARRANTS AND RIGHTS

A warrant typically gives the holder the right to purchase underlying stock at a specified price for a designated period of time. Warrants may be a relatively volatile investment. The holder of a warrant takes the risk that the market price of the underlying stock may never equal or exceed the exercise price of the warrant. A warrant will expire without value if it is not exercised or sold during its exercise period. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends, and have no rights to the assets of the issuer.

The Equity Sector of the Balanced Fund, the Value Equity Fund, the Small Cap Value Equity Fund and the International Equity Fund may each invest up to 5% of the value of their respective assets in warrants in an effort to build a position in the underlying common stocks and, of such 5%, no more than 2% may be invested in warrants that are not listed on the New York Stock Exchange ("NYSE") or the American Stock Exchange.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

In a repurchase agreement transaction, a Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities and which must meet the credit requirements set by the Trust's Board of Trustees from time to time) for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these agreements run from day to day, and delivery pursuant to the resale agreement typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the 1940 Act, collateralized by the underlying security. A Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the loan. Additionally, a Fund's adviser will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying securities to the seller's estate.

A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. A Fund engaging in reverse repurchase agreements will maintain a segregated account with its custodian containing cash or liquid securities, having a current market value at all times in an amount sufficient to repurchase securities pursuant to outstanding reverse repurchase agreements. Reverse repurchase agreements are borrowings subject to Restriction (2) under "Fundamental Investment Restrictions."

ROLL TRANSACTIONS

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchase and repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund's portfolio so long as the transaction is preceded by a firm commitment agreement pursuant to which the Fund has agreed to buy the securities on a future date.

The Funds will not use such transactions for leveraging purposes and, accordingly, will segregate cash or other liquid securities in an amount sufficient to meet its obligations under the roll transactions. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased. Dollar roll transactions are borrowings subject to Restriction (2) under "Fundamental Investment Restrictions."

CERTAIN DEBT SECURITIES

Some U.S. Government Securities are backed by the full faith and credit of the U.S. Government; others are secured by the right of the issuer to borrow from the U.S. Treasury; while others are supported only by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. Government will pay interest and principal on securities on which it is not legally obligated to do so.

The Funds will limit their investments in certificates of deposit and bankers' acceptances to U.S. dollar denominated obligations of U.S. banks and savings and loan associations, London branches of U.S. banks ("Eurodollar obligations") and U.S. branches of foreign banks ("Yankeedollar obligations"). In the case of foreign banks, the $1 billion deposit requirement will be computed using exchange rates in effect at the time of the banks' most recently published financial statements. Eurodollar obligations and Yankeedollar obligations will not be acquired if as a result more than 25% of a Fund's net assets would be invested in such obligations. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing and financial recordkeeping standards as, domestic banks.

SECURITIES LENDING

A Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current market value. Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash (which may be invested by the Fund in any investment not otherwise prohibited by the Prospectus or this SAI), bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. The terms of a Fund's loans must also meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

HEDGING INSTRUMENTS AND DERIVATIVES

The Funds currently may use the hedging instruments and derivatives discussed below. In the future, a Fund may employ hedging instruments and strategies that are not currently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.

(1) Forward Contracts - Each Fund may purchase or sell securities on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time of delivery the securities may be worth more or less than the purchase or sale price. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual deems it appropriate to do so. The Funds may realize short-term gains or losses upon the sale of forward contracts. If a Fund enters into a forward contract, it will establish a segregated account with its custodian consisting of cash or liquid securities, having a current market value equal to or greater than the aggregate amount of that Fund's commitment under forward contracts (that is, the purchase price of the underlying security on the delivery date). As an alternative to maintaining all or part of the segregated account, a Fund could buy call or put options to "cover" the forward contracts. A Fund will not enter into a forward contract if as a result more than 25% of its total assets would be held in a segregated account covering such contracts.

(2) Currency Transactions - Each Fund may engage in currency transactions with counterparties in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. Further, the International Equity Fund may engage in currency transactions to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.

Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), respectively, or that have an equivalent rating from a nationally recognized statistical rating organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the adviser.

The International Equity Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures, and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. For example, if the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the adviser considers that the Austrian schilling is linked to the German deutsche mark (the "D-mark"), the Fund holds securities denominated in schillings and the adviser believes that the value of schillings will decline against the U.S. dollar, the adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present during the particular time that the Fund is engaging in proxy hedging.

(3) Risks Regarding Hedging Instruments and Derivatives - Some of the general risks associated with hedging and the use of derivatives include: (a) the possible absence of a liquid secondary market for any particular hedging instrument at any time; (b) these instruments can be highly volatile; and (c) the possible need to defer closing out certain positions to avoid adverse tax consequences. More specific risks are set forth below.

(a) Forward Contracts: Forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Funds' other assets.

(b) Currency Transactions: Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

RESTRICTED AND ILLIQUID SECURITIES

None of the Funds currently expects to invest in restricted or illiquid securities, although, as a non-fundamental policy, each Fund may invest no more than 15% of its net assets in illiquid securities. However, this policy does not limit the purchases of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, provided that such securities are determined to be liquid by the Board of Trustees, or the adviser if such determination is pursuant to Board-approved guidelines. Such guidelines shall take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in undesirable delays in selling these securities at prices representing fair value.

FOREIGN SECURITIES

The International Equity Fund and to a lesser extent each of the other Funds are permitted to invest in foreign securities. With the exception of the International Equity Fund, each Fund intends to invest in foreign securities only if: (i) such securities are U.S. denominated; or (ii) if such securities are not U.S. denominated, the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security. If a Fund's securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees or its delegate under applicable rules adopted by the Securities and Exchange Commission (the "SEC"). In buying foreign securities, a Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of a Fund are uninvested. The inability of a Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries and the republics composing the former Soviet Union, as well as the unification of the European Economic Community. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

SHORT SALES AGAINST-THE-BOX

Selling short "against-the-box" refers to the sale of securities actually owned by the seller but held in safekeeping. In such short sales, while the short position is open, a Fund must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of securities sold short. Short sales against-the-box generally produce current recognition of gain for federal income tax purposes on the constructive sale of securities "in the box" prior to the time the short position is closed out. None of the Funds currently intends to engage in short sales against-the-box.

INVESTMENT BASKET

Notwithstanding any Fund's fundamental investment restrictions (except those imposed as a matter of law), the Board of Trustees may authorize one or more of the Funds to invest in any security or investment-related instrument, or to engage in investment-related transactions or practices, such as newly developed debt securities or hedging programs, provided that the Board of Trustees has determined that to do so is consistent with the Fund's investment objectives and policies and has adopted reasonable guidelines for use by the Fund's advisers, and provided further that at the time of making such investment or entering into such transaction, such investments or instruments account for not more than 10% of the Fund's total assets. The Trust has no current intention of using this investment basket authority.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS
                       -----------------------------------

Each Fund is subject to certain fundamental restrictions on its investments, which may not be changed without the affirmative vote of a majority of the outstanding shares of that Fund. Investment restrictions that appear below or elsewhere in this SAI and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. The Trust may not, on behalf of any Fund:

        (1) Purchase any security (other than U.S. Treasury securities or U.S. Government Securities) if as a result, with respect to 75% of the Fund's assets, more than 5% of the value of the total assets (determined at the time of investment) of a Fund would be invested in the securities of a single issuer.

        (2) Borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of a Fund's assets, except that a Fund may enter into reverse repurchase agreements or roll transactions. For purposes of calculating this limitation, entering into portfolio lending agreements shall not be deemed to constitute borrowing money. A Fund would not make any additional investments while its borrowings exceeded 5% of its assets.

        (3) Issue senior securities (as defined in the 1940 Act) except for securities representing indebtedness not prevented by paragraph (2) above.

        (4) Make short sales, except for sales "against-the-box."

        (5) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under applicable laws.

        (6) Invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs, real estate or real estate mortgage loans. This restriction does not prevent a Fund from purchasing readily marketable securities secured or issued by companies investing or dealing in real estate and by companies that are not principally engaged in the business of buying and selling such leases, rights, contracts or programs.

        (7) Purchase physical commodities or commodity contracts (except futures contracts, including but not limited to contracts for the future delivery of securities and futures contracts based on securities indices).

        (8) Make loans other than by investing in obligations in which a Fund may invest consistent with its investment objective and policies and other than repurchase agreements and loans of portfolio securities.

        (9) Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of the total assets of the Fund except in connection with permitted transactions in options, futures contracts and options on futures contracts, reverse repurchase agreements and securities lending.

        (10) Purchase any security (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities) if, as a result, a Fund would hold more than 10% of the outstanding voting securities of an issuer.

        (11) Purchase or retain securities of any issuer if, to the knowledge of the Trust, more than 5% of such issuer's securities are beneficially owned by officers and trustees of the Trust or officers and directors of its adviser who individually beneficially own more than 1/2 of 1% of the securities of such issuer.

Notwithstanding any fundamental investment restriction set forth above or in the Prospectus, each Fund may: (1) engage in hedging transactions, techniques, and practices using forward contracts and similar instruments, to the extent and in a manner permitted by law; and (2) invest in any security or investment-related instrument, or engage in any investment-related transaction or practice, provided that the Board of Trustees has determined that to do so is consistent with the investment objective and policies of the Fund and has adopted reasonable guidelines for use by the Fund's adviser, and provided further that at the time of entering into such investment or transaction, such investments or instruments account for no more than 10% of the Fund's total assets. For the foreseeable future, the Funds do not expect to engage in futures and options transactions or interest rate swap agreements.

                        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
                        ---------------------------------------

In addition to the fundamental investment restrictions described above, the Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment restrictions in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

In accordance with such policies and guidelines, each Fund may not:

        (1) Invest for the purpose of exercising control over, or management of, any company.

        (2) Invest in securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition or except shares of money market funds advised by MassMutual or an affiliate thereof. It is expected that a Fund would purchase shares of such money market funds only if arrangements are made to eliminate duplicate advisory and distribution fees.

        (3) To the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

                            MANAGEMENT OF THE TRUST
                            -----------------------

The Trust has a Board of Trustees, a majority of which must not be "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees and principal officers of the Trust are listed below together with information on their positions with the Trust, address, age, principal occupations during the past five years and other principal business affiliations.

Gary E. Wendlandt(*)                           Chairman, Chief Executive Officer
1295 State Street                              and Trustee of the Trust
Springfield, MA 01111
Age: 47

     Chief Investment Officer (since 1993) and Executive Vice President, MassMutual; Chairman (since 1995), President (1983-1995) and Trustee, MassMutual Corporate Investors and Chairman (since 1995), President (1988-1995) and Trustee, MassMutual Participation Investors (closed-end investment companies); Chairman (since 1996), Antares Leveraged Capital Corp. (finance company); Chairman, HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (investor in MassMutual High Yield Partners LLC); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); President and Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Director, Oppenheimer Acquisition Corporation (holding company for investment advisers); Supervisory Director (since
     1991), MassMutual/Carlson CBO N.V. (collateralized bond fund); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Chairman (since 1994) and Director (since 1993), MML Realty Management Corporation; Chairman (since
     1994) and Chief Executive Officer (1994-1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company); Director (since 1992), Merrill Lynch Derivative Products, Inc.; Chairman (since 1995), Vice Chairman (1993-1995) and President (1988-1993), MML Series Investment Fund (open-end investment company).

Ronald J. Abdow                                Trustee of the Trust
1400 Elm Street
West Springfield, MA 01089
Age: 66

     President, Abdow Corporation (operator of restaurants); General Partner, Grove Investment Group (apartment building syndicator); Trustee, Abdow G&R Trust and Abdow G&R Co. (owners and operators of restaurant properties); Partner, Abdow Partnership, Abdow Auburn Associates, and Abdow Hazard Associates (owners and operators of restaurant properties); Trustee (since
     1993), MML Series Investment Fund (open-end investment company).

Richard H. Ayers                               Trustee of the Trust
1000 Stanley Drive
New Britain, CT 06053
Age: 55

     Retired; former adviser to Chairman (since 1997), Chairman and Chief Executive Officer (1989-1996) and Director (1985-1996), The Stanley Works (manufacturer of tools, hardware and specialty hardware products); Director, Southern New England Telecommunications Corp. and Perkin Elmer Corp.; Advisory Board Member (since 1996), MML Series Investment Fund (open-end investment company).

---------------------
(*) Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

Mary E. Boland                Trustee of the Trust
67 Market Street
Springfield, MA 01102
Age: 59

     Attorney at Law, Egan, Flanagan and Cohen, P.C. (law firm), Springfield, MA; Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee, MML Series Investment Fund (open-end investment company).

David E.A. Carson             Trustee of the Trust
850 Main Street
Bridgeport, CT 06604
Age: 63

     Chairman and Chief Executive Officer (since 1997), President and Chief Executive Officer (1985-1997), People's Bank; Director, United Illuminating Co. (electric utility); Trustee, American Skandia Trust (open-end investment company); Advisory Board Member (since 1996), MML Series Investment Fund (open-end investment company).

Richard G. Dooley*            Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 68

     Consultant (since 1993), Executive Vice President and Chief Investment Officer (1978-1993), MassMutual; Director (since 1996), Investment Technology Group Inc.; Director, The Advest Group, Inc. (financial services holding company), HSB Group Inc. (formerly known as Hartford Steam Boiler Inspection and Insurance Co.), New England Education Loan Marketing Corporation; Director, Kimco Realty Corp. (shopping center ownership and management); Director (since 1993), Jefferies Group, Inc. (financial services holding company); Vice Chairman (since 1995), Chairman (1982-1995), MassMutual Corporate Investors, and Vice Chairman (since
     1995), Chairman (1988-1995), MassMutual Participation Investors (closed-end investment companies); Vice Chairman (since 1995), Chairman (1988-1995), MML Series Investment Fund (open-end investment company).

Richard W. Greene             Trustee of the Trust
University Of Rochester
Rochester, NY  14627
Age: 62

     Executive Vice President and Treasurer (since 1986), University of Rochester (private university); Advisory Board Member (since 1996), MML Series Investment Fund (open-end investment company).

Beverly C.L. Hamilton         Trustee of the Trust
515 South Flower Street
Los Angeles, CA  90017
Age: 51

     President (since 1991), ARCO Investment Management Co.; Director, Connecticut Natural Gas; Director, Emerging Markets Growth Fund (closed-end investment company); Director (since 1997), United Asset Management Corp. (investment management); Advisory Board Member (since 1996), MML Series Investment Fund (open-end investment company).

---------------------
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

F. William Marshall, Jr.       Trustee of the Trust
1441 Main Street
Springfield, MA 01102
Age: 56

     President, Chief Executive Officer and Director (since 1993), SIS Bancorp, Inc. and SIS Bank (formerly, Springfield Institution for Savings); Chairman and Chief Executive Officer (1990-1993), Bank of Ireland First Holdings, Inc. and First New Hampshire Banks; Trustee (since 1996), MML Series Investment Fund (open-end investment company).

Charles J. McCarthy            Trustee of the Trust
181 Eton Road
Longmeadow, MA 01106
Age: 74

     Proprietor, Synectics Financial Company (venture capital activities, business consulting and investments); Trustee, MML Series Investment Fund (open-end investment company).

John V. Murphy*                Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 48

     Executive Vice President (since 1997), MassMutual; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated (investment adviser); Chief Operating Officer (1993-1996), Concert Capital Management, Inc.; Senior Vice President and Director (1995-1997), Potomac Babson Incorporated; Chief Financial Officer (1985-1993), Liberty Financial Companies (financial services); Director, Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp).

John H. Southworth             Trustee of the Trust
195 Eton Road
Longmeadow, MA 01106
Age: 70

     Chairman (since 1993), Southworth Company (manufacturer of paper and calendars); Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee, MML Series Investment Fund (open-end investment company).

Stuart H. Reese                President of the Trust
1295 State Street
Springfield, MA 01111
Age: 43

     Chief Executive Director (since 1997), Executive Director (1996-1997), Senior Vice President (1993-1996), MassMutual; President (since 1995), Executive Vice President (1993-1995), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Director (since 1996), Antares Leveraged Capital Corp. (finance company) and Charter Oak Capital Management, Inc. (investment adviser); President and Director (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC), and MMHC Investment, Inc. (investor in funds sponsored by MassMutual); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Supervisory Director (since 1994), MassMutual/Carlson CBO (collateralized bond fund); Director (1994-1996), Pace Industries (aluminum die caster); Advisory Board Member (since 1995), Kirtland Capital Partners; Chairman and President (1990-1993), Aetna Financial Services, Inc.; President (since 1993), MML Series Investment Fund (open-end investment company).

---------------------
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

Stephen L. Kuhn             Vice President and Secretary of the Trust
1295 State Street
Springfield, MA 01111
Age: 51

     Vice President and Associate General Counsel, MassMutual; Vice President and Secretary, MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); President, MassMutual/Carlson CBO Incorporated; Assistant Secretary (since 1996), Antares Leveraged Capital Corp. (finance company); Chief Legal Officer and Assistant Secretary (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Assistant Secretary (since 1997), Oppenheimer Acquisition Corporation (holding company for investment advisers); Vice President and Secretary, MML Series Investment Company (open-end investment company).

Charles C. McCobb, Jr.      Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 54

     Managing Director (since 1997), MassMutual; Managing Director and Vice President (1994-1997), Citicorp, Inc. (banking); Managing Director (1985-1994), Aetna Life & Casualty Company (insurance company); Vice President (since 1996), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies).

Edmond F. Ryan              Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 49

     Senior Vice President (since 1995), Vice President (1985-1995), MassMutual.

Raymond B. Woolson          Treasurer of the Trust
1295 State Street
Springfield, MA 01111
Age: 39

     Senior Managing Director (since 1996), Second Vice President (1992-1996), MassMutual; Treasurer, MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Vice President and Chief Financial Officer (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment Inc. (investor in funds sponsored by MassMutual); Vice President and Treasurer, MassMutual/Darby CBO IM Inc. (manager of MassMutual/Darby CBO LLC, a high yield bond fund); Treasurer (since 1996), MML Series Investment Fund (open-end investment company).

Mark B. Ackerman            Comptroller of the Trust
1295 State Street
Springfield, MA 01111
Age: 32

     Investment Director (since 1996), Associate Director (1993-1996), MassMutual; Controller (since 1997), Associate Treasurer (1995-1997), MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); Comptroller (since 1997), Associate Treasurer (1995-1996), MML Series Investment Fund (open-end investment company).

The Audit Committee makes recommendations to the Trustees as to the engagement or discharge of the Trust's independent auditors, supervises investigations into matters relating to audit functions, reviews with the Trust's independent auditors the results of the audit engagement, and considers the audit fees. The Nominating Committee consists of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or any adviser and considers making all nominations for non-interested members of the Board of Trustees. The selection and nomination of management nominees for such vacancies is committed to the discretion of the Nominating Committee. The Investment Pricing Committee determines the fair value of securities for which market quotations are not readily available.

                                  COMPENSATION
                                  ------------

The Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $2,000 per quarter plus $2,000 per meeting attended. Such Trustees who serve on the Audit Committee of the Trust are paid an additional fee of $1,000 per year. Such Trustees who serve on the Nominating Committee or the Investment Pricing Committee are paid an additional fee of $500 per meeting attended. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.

The following table discloses the compensation paid to the Registrant's non-interested trustees for the 1997 fiscal year. The Registrant has no pension, retirement, or deferred compensation plans. Each of the non-interested Trustees also serve as a Trustee or an Advisory Board Member of one other registered, open-end investment company managed by MassMutual. Total Compensation from Registrant and Fund Complex reflects compensation paid in the 1997 fiscal year.

                                                           Total Compensation
                                    Aggregate              From Registrant and
     Name/Position         Compensation from Registrant       Fund Complex

Ronald J. Abdow
Trustee                             $16,000                     $32,000
--------------------------------------------------------------------------------
Richard H. Ayers
Trustee                              15,674                      31,674
--------------------------------------------------------------------------------
Mary E. Boland
Trustee                              16,000                      32,000
--------------------------------------------------------------------------------
David E.A. Carson
Trustee                              15,674                      31,674
--------------------------------------------------------------------------------
Richard W. Greene
Trustee                              15,674                      31,674
--------------------------------------------------------------------------------
Beverly C.L. Hamilton
Trustee                              15,674                      31,674
--------------------------------------------------------------------------------
F. William Marshall, Jr.
Trustee                              16,000                      32,000
--------------------------------------------------------------------------------
Charles J. McCarthy
Trustee                              17,000                      34,000
--------------------------------------------------------------------------------
John H. Southworth
Trustee                              17,000                      34,000
--------------------------------------------------------------------------------

The officers and Trustees of the Trust as a group own less than 1% of any series of outstanding shares of the Trust.

The Trust's shareholders have the right, upon the declaration in writing or vote of at least two-thirds of the votes represented by its outstanding shares, to remove a Trustee. The Trustees shall call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of shares representing at least 10% of all of the votes represented by all outstanding shares of the Trust. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures for a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by the form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books of the Trust, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing regarding the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections, or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any such objections or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall be voted in the aggregate as a single class without regard to series or class, except that: (i) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more of the series or classes materially differently, shares will be voted by individual series or class; and (ii) when the Trustees have determined that any matter affects only the interests of one or more series or classes, then only shareholders of such series or class shall be entitled to vote thereon. Shareholder inquiries should be directed to MassMutual Institutional Funds, 1295 State Street, Springfield, Massachusetts 01111.

                CONTROL PERSON AND PRINCIPAL HOLDER OF SECURITIES
                -------------------------------------------------

MassMutual may be deemed a control person of the Trust in that certain of its separate investment accounts and its provision of seed money for the Trust together constituted 100% of the shares of each class of each Fund of the Trust as of April 1, 1998.

                       INVESTMENT MANAGER AND SUB-ADVISERS
                       -----------------------------------

INVESTMENT MANAGER

MassMutual serves as investment manager to each Fund pursuant to an Investment Management Agreement with the Trust on behalf of each Fund dated September 30, 1994 (each an "Advisory Agreement"). Under each Advisory Agreement, MassMutual is obligated to provide for the management of each Fund's portfolio of securities and makes investment decisions with respect to the purchase and sale of investments for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund and the Prime and Core Bond Sectors of the Balanced Fund, subject to policies established by the Trustees of the Trust and in accordance with each Fund's investment objective, policies and restrictions as set forth herein and in the Prospectus.

Each Advisory Agreement may be terminated at any time without the payment of any penalty by the Trustees, or by vote of a majority of the outstanding shares of the Fund, or by MassMutual, on sixty days' written notice. In addition, each Advisory Agreement automatically terminates if it is assigned or if its continuance is not specifically approved at least annually (1) by the affirmative vote of a majority of the Trustees or by the affirmative vote of a majority of the Fund's shares, and (2) by an affirmative vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Under the terms of each Advisory Agreement, a Fund recognizes MassMutual's control of the name "MassMutual" and the Trust agrees that its right to use such name is non-exclusive and can be terminated by MassMutual at any time. MassMutual's liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of such obligations and duties.

MassMutual also serves as investment adviser to: MassMutual Corporate Investors and MassMutual Participation Investors, closed-end management investment companies; MML Money Market Fund, MML Equity Fund, MML Managed Bond Fund, MML Blend Fund, and MML Equity Index Fund, which are series of MML Series Investment Fund, an open-end management investment company; certain wholly owned subsidiaries of MassMutual; various private domestic and offshore investment funds and partnerships; and various employee benefit plans and separate investment accounts in which employee benefit plans invest.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows: .45% for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund and the Value Equity Fund; .55% for the Small Cap Value Equity Fund; and .85% for the International Equity Fund.

For the last three fiscal years, the Funds have paid the following amounts as investment advisory fees to MassMutual pursuant to each Advisory Agreement:

                               Gross             Waiver*           Net
Prime Fund
Year ended 12/31/95          $1,027,586         $ (70,814)       $   956,772
Year ended 12/31/96           1,150,292           (89,223)         1,061,069
Year ended 12/31/97           1,155,353           (29,758)         1,125,595

Short-Term Bond Fund
Year ended 12/31/95             528,655           (39,446)           489,209
Year ended 12/31/96             606,206           (47,791)           558,415
Year ended 12/31/97             769,014           (18,246)           750,768

Core Bond Fund
Year ended 12/31/95             964,830           (91,069)           873,761
Year ended 12/31/96           1,375,667          (128,270)         1,247,397
Year ended 12/31/97           1,869,877           (49,361)         1,820,516

Balanced Fund
Year ended 12/31/95           1,801,770          (165,250)         1,636,520
Year ended 12/31/96           2,271,174          (203,071)         2,068,103
Year ended 12/31/97           2,799,328           (74,994)         2,724,334

Value Equity Fund
Year ended 12/31/95           8,289,231          (852,771)         7,436,460
Year ended 12/31/96          10,377,627        (1,077,667)         9,299,960
Year ended 12/31/97          13,063,454          (391,015)        12,672,439

Small Cap Value Equity Fund
Year ended 12/31/95           1,928,743          (155,450)         1,773,293
Year ended 12/31/96           2,298,488          (182,305)         2,116,183
Year ended 12/31/97           3,149,017           (65,671)         3,083,346

International Equity Fund
Year ended 12/31/95           1,580,088          (170,788)         1,409,300
Year ended 12/31/96           2,398,114          (196,769)         2,201,345
Year ended 12/31/97           4,149,537           (50,753)         4,098,784

* MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. See "Financial Highlights" in the Prospectus.

INVESTMENT SUB-ADVISERS

Babson is a wholly-owned subsidiary of DLB Acquisition Corporation, an indirect, controlled subsidiary of MassMutual. HarbourView is a wholly owned subsidiary of OppenheimerFunds, Inc. ("OFI"), which is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company owned in part by senior management of OFI and ultimately controlled by MassMutual. MassMutual, Babson and HarbourView are each registered with the SEC as investment advisers.

Securities held by the Funds are also frequently held by MassMutual investment accounts and by other investment companies and accounts for which MassMutual, Babson or HarbourView act as investment adviser or sub-adviser. If the same security is purchased or sold for any Fund and such accounts or companies at or about the same time, such purchases or sales normally will be combined, to the extent practicable, and will be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold for each. In determining the amounts to be purchased and sold, the main factors to be considered will be the investment objectives of the respective portfolios, the relative size of portfolio holdings of the same or comparable security, availability of cash for investment by the various portfolios and the size of their respective investment commitments. It is believed that the ability of the Funds to participate in larger volume transactions will, in most cases, produce better execution for the Funds. In some cases, however, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. It is the opinion of the Trust's management that such execution advantage and the desirability of retaining MassMutual, Babson, and HarborView as advisers of the Funds outweigh the disadvantages, if any, which might result from this procedure.

YEAR 2000 ISSUE

Like other businesses and governments around the world, the Trust could be adversely affected if the computer systems used by MassMutual (and those with which it does business on behalf of the Trust) and the Trust's other service providers do not properly recognize the Year 2000. This is commonly known as "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating and implementing changes to computer systems and applications software to address the Year 2000 issue. MassMutual has informed the Trust that this is one of MassMutual's highest business operational priorities. MassMutual is addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. MassMutual is also seeking assurances from vendors, service providers, including a Fund's investment sub-adviser, and others with which MassMutual and the Trust conduct business in order to identify and resolve Year 2000 issues.

                       ADMINISTRATOR AND SUB-ADMINISTRATOR
                       -----------------------------------

MassMutual has entered into a separate administrative services agreement (each an "Administrative Services Agreement") with each Fund pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class expenses, such as federal and state registration fees, printing and postage. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the Administrative Services Agreements. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable class of shares of the Fund which range from .4752% to .4875% for Class A shares; .2752% to .2875% for Class Y shares; and .0774% to .0777% for Class S shares. MassMutual has entered into a sub-administration agreement with Investors Bank & Trust Company ("IBT"). As sub-administrator, IBT generally assists in all aspects of fund administration and is compensated by MassMutual for providing administrative services to the Funds.

For the last three fiscal years, the Funds have paid the following amounts as administrative services fees to MassMutual pursuant to each Administrative Services Agreement:

Prime Fund
Year ended 12/31/95          $186,608
Year ended 12/31/96           208,805
Year ended 12/31/97           209,004

Short-Term Bond Fund
Year ended 12/31/95            93,087
Year ended 12/31/96           106,637
Year ended 12/31/97           134,919

Core Bond Fund
Year ended 12/31/95           181,925
Year ended 12/31/96           258,828
Year ended 12/31/97           348,743

Balanced Fund
Year ended 12/31/95           342,532
Year ended 12/31/96           431,541
Year ended 12/31/97           527,470

Value Equity Fund
Year ended 12/31/95           1,668,405
Year ended 12/31/96           2,088,712
Year ended 12/31/97           2,594,600

Small Cap Value Equity Fund
Year ended 12/31/95           303,658
Year ended 12/31/96           361,815
Year ended 12/31/97           490,532

International Equity Fund
Year ended 12/31/95           181,945
Year ended 12/31/96           275,670
Year ended 12/31/97           467,044

                                 THE DISTRIBUTOR
                                 ---------------

The Trust's shares are continuously distributed by OppenheimerFunds Distributor, Inc. (the "Distributor") pursuant to an Amended and Restated Distribution Agreement with the Trust dated December 1, 1997 (the "Distribution Agreement"). The Distributor pays commissions to its selling dealers as well as the cost of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with distribution of shares of the Funds. MML Investors Services, Inc. serves as the sub-distributor (the "Sub-Distributor") to the Trust pursuant to an agreement with the Distributor dated September 8, 1994.

The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or by a vote of a majority of the shares of the Trust; and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval.

                              CLASS A SERVICE PLANS
                              ---------------------

The Trust has adopted, with respect to the Class A shares of each Fund, a Service Plan and Agreement (each such plan, a "Plan") pursuant to rule 12b-1 under the 1940 Act. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans, by vote cast in person at a meeting called for the purpose of voting on such Plans, approved the Plans on August 4, 1997. Under the terms of each Plan, the Trust is permitted to compensate, out of the assets attributable to the Class A shares of the applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets attributable to that class, MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services (the "Servicing Fee") to Class A shareholders. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A shareholders of a Fund and/or maintenance of Class A shareholder accounts. MassMutual's Servicing Fee expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of agents or employees of MassMutual, the Distributor or Sub-Distributor, pension consultants or participating or introducing brokers and other financial intermediaries who assist investors in completing account forms and selecting dividend and other account options; who aid in the processing of redemption requests for Class A shares or the processing of dividend payments with respect to Class A shares; who prepare, print and deliver prospectuses and shareholder reports to Class A shareholders; who oversee compliance with federal and state laws pertaining to the sale of Class A shares; who provide information periodically to Class A shareholders showing their position in Class A shares; who issue account statements to Class A shareholders; who furnish shareholder sub-accounting; who forward communications from a Fund to Class A shareholders; who render advice regarding particular shareholder account options offered by a Fund in light of shareholder needs; who provide and maintain elective shareholder services; who provide and maintain pre-authorized investment plans for Class A shareholders; who respond to inquiries from Class A shareholders relating to such services; and/or who provide such similar services as permitted under applicable statutes, rules or regulations.

Each Plan provides that it may not be amended to materially increase the costs which Class A shareholders may bear under the Plan without the approval of a majority of the outstanding Class A shares of the Fund.

Each Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. Each Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by (i) Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. Each Plan provides that MassMutual shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

The Conduct Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that all of the fees paid pursuant to the Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

The Plans were not in effect during the fiscal year ended December 31, 1997, and no payments were made thereunder in prior fiscal periods.

Under 12b-1 plans for classes of shares of the Funds that no longer exist, the Trust paid distribution and service fees in 1997 of approximately $898 for the Prime Fund, $951 for the Short-Term Bond Fund, $999 for the Core Bond Fund, $1169 for the Balanced Fund, $1414 for the Value Equity Fund, $1329 for the Small Cap Value Equity Fund, and $1008 for the International Equity Fund, of which approximately $5,348 was paid to the Distributor for distribution services and approximately $2,420 was paid to MassMutual for sales related expenses.

            CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT
            -------------------------------------------------------

IBT, located at 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian of the Funds' investments (the "Custodian") and is the Funds' transfer agent and dividend disbursing agent (the "Transfer Agent"). The Custodian and the Transfer Agent do not assist in, and are not responsible for, the investment decisions and policies of the Funds.

                         INDEPENDENT PUBLIC ACCOUNTANT
                         -----------------------------

Coopers & Lybrand L.L.P., located at 1500 Main Street, Suite 2300, Springfield, Massachusetts 01101, is the Trust's independent public accountant.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE
                     ------------------------------------

Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund which purchases or sells securities on a securities exchange pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.


The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Each adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Under each Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, an adviser may cause a Fund to pay a broker-dealer which provides brokerage and research services to the adviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the adviser's overall responsibilities to the Trust and to its other clients. The term "brokerage and research services" includes: advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except the Distributor) who were selected to execute transactions on behalf of the Trust and the adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to an adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Trust, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the adviser. Research provided by brokers is used for the benefit of all of the adviser's clients and not solely or necessarily for the benefit of the Trust. The adviser attempts to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the adviser as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fee that the Trust pays on behalf of each Fund to MassMutual will not be reduced as a consequence of an adviser's receipt of brokerage and research services. To the extent the Trust's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Trust will exceed those that might otherwise be paid, by an amount which cannot now be determined. Such services would be useful and of value to an adviser in serving both the Trust and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to an adviser in carrying out its obligations to the Trust.

Brokerage commissions paid by the Funds for the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, respectively, were as follows:
Balanced Fund $174,902, $115,756, and $87,156; Value Equity Fund $1,494,262,
$933,716, and $643,882; Small Cap Value Equity Fund $423,705, $430,964, and
$291,912; and International Equity Fund $2,025,648, $1,103,103, and $1,218,802.
Approximately $35,000 and $24,000 of the brokerage commissions paid by the Fund for the fiscal years ended December 31, 1997 and 1996, respectively, were paid to Jefferies & Co., Inc. ("Jefferies"). Jefferies is a wholly-owned subsidiary of a company for which one Trustee serves as a director.

The Prime Fund, Short-Term Bond Fund and the Core Bond Fund did not incur brokerage commissions during these periods.

                        SHAREHOLDER INVESTMENT ACCOUNT
                        ------------------------------

A Shareholder Investment Account is established for each Investor in the Funds./1/ Each account contains a record of the shares of each Fund maintained by the Transfer Agent. No share certificate will be issued. Whenever a transaction takes place in the Shareholder Investment Account, the Investor will be mailed a statement showing the transaction and the status of the account.

-------------------
/1/ "Investor" includes a plan sponsor, plan fiduciary, trustee, institutional investor, insurance company separate investment account and/or any other person or entity described in the Prospectus as an eligible purchaser of shares, that purchases shares of the Trust. An Investor that is a separate investment account of MassMutual is referred to as a "SIA Investor." Investors that are purchasing shares of a Fund on behalf of a Plan are sometimes referred to as "Plan Investors." The term Investor does not include a Plan Participant.

                             REDEMPTION OF SHARES
                             --------------------

With respect to each Fund, the Trustees may suspend the right of redemption, postpone the date of payment or suspend the determination of net asset value (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closing), (b) for any period during which trading in the markets the Fund normally uses is restricted, (c) when an emergency exists as determined by the SEC so that disposal of the Fund's investments or a determination of its net asset value is not reasonably practicable, or (d) for such other periods as the SEC by order may permit for the protection of the Trust's shareholders. While the Trust's Declaration of Trust would permit it to redeem shares in cash or other assets of the Fund or both, the Trust has filed an irrevocable election with the SEC to pay in cash all requests for redemption received from any shareholder if the aggregate amount of such requests in any 90-day period does not exceed the lesser of $250,000 or 1% of a Fund's net assets.


                        VALUATION OF PORTFOLIO SECURITIES
                        ---------------------------------

The net asset value per share of each Fund is determined by the Custodian at 4:00 p.m., Eastern Time, on each day the NYSE is open for trading and the Custodian is open for business. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on occasion is closed early or entirely due to weather or other conditions.

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at amortized cost unless such value does not represent fair value. All other securities and other assets, including debt securities the prices for which supplied by a pricing agent are deemed by MassMutual not to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including some restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. Each class of shares of a Fund will be charged with liabilities directly attributable to such class, and other Fund expenses are to be allocated in proportion to the net asset values of the respective classes.

                             DESCRIPTION OF SHARES
                             ---------------------

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations.

                            INVESTMENT PERFORMANCE
                            ----------------------

The yield of the Prime Fund, the Short-Term Bond Fund and the Core Bond Fund, as well as total return figures for all of the Funds, may be provided in reports, sales literature and advertisements. Any performance information with respect to Class S shares will be provided net of any SIA and Fund expenses.

Yield for each class of shares of such Funds will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD    =     2[(a - b + 1)/6/ - 1]
                  -----
                    cd

Where:   a =   dividends and interest earned during the period.
         b =   expenses accrued for the period (net of reimbursements, if any).
         c =   the average daily number of shares outstanding during the period that were entitled to receive dividends.
         d =   the maximum offering price (which is the net asset value) per share on the last day of the period.

Each of the Funds may also advertise its total return for each class of shares. Total return quotations will be based upon a stated period and will be computed by determining the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

                                  P(1 + T)/n/ = ERV

Where:   P =   a hypothetical initial payment of $1000.
         T =   average annual total return.
         n =   number of years.
       ERV =   ending redeemable value at the end of the stated period of a hypothetical $1000 payment made at the beginning of the stated period.

The Funds may show total return calculated without giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997 ("Standardized Total Return Without Reduction in Management Fee"). See "Financial Highlights" in the Prospectus. Each investment performance figure will be carried to the nearest hundredth of one percent.

A Fund's yield or total return is not fixed or guaranteed and the Fund's principal is not insured. Investment performance quotations should not be considered to be representations of the performance for any period in the future. The yield is a function of available interest rates on securities in which the Fund invests, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of the Fund's operating expenses. The yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at returns different from those being earned on current portfolio instruments. Yield may also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments. Total return is a function of the value of the Fund's portfolio securities over time, which may be expected to fluctuate, as well as of income earned by the Fund on such securities and of the Fund's operating expenses.

Set forth below is the yield for Class S shares of the Prime Fund, Short-Term Bond Fund and Core Bond Fund for the 30-day period ended December 31, 1997.

                 Yield for the 30-Day Period Ended December 31, 1997
                           Class S Shares* (Unaudited)

Fund                                  Yield

Prime Fund                            5.53%
Short-Term Bond Fund                  5.69%
Core Bond Fund                        6.15%

*Yield for Class A and Y shares may differ due to different expense structures.

PERFORMANCE COMPARISONS

From time-to-time and only to the extent the comparison is appropriate for the Funds, the Trust may quote the performance of the Funds in advertising and other types of literature and may compare the performance of the Funds to the performance of various indices and investments for which reliable performance data is available. The performance of the Funds may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

Performance information for the Funds may be compared, in reports and promotional literature, to the S&P 500 Index, the Russell 2000 Index, the Lehman Brothers 20+ Treasury Index, Donoghue's Money Fund Averages, the Lehman Brothers 5-7 Year Treasury Index, Lehman Brothers Government Bond Index, Lehman Brothers Treasury Bond Index, Lipper Balanced Fund Average, Lipper Growth Fund Average, Lipper Flexible Portfolio Fund Average, Lehman Brothers Intermediate Treasury Index, 91-Day Treasury Bill Average, Morgan Stanley Capital International Index for Europe, Australia and the Far East ("MSCI EAFE Index"), or other appropriate managed or unmanaged indices of the performance of various types of investments, so that investors may compare a Fund's results with those of indices widely regarded by investors as representative of the security markets in general. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Managed indices generally do reflect such deductions.

The Trust also may use the following information in advertisements and other types of literature, but only to the extent the information is appropriate for the Funds: (1) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (2) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (4) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

Each of the Fund's performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., (including the Lipper General Bond Fund Average, the Lipper Intermediate Investment Grade Debt Fund Average, the Lipper Bond Fund Average, the Lipper Growth Fund Average, the Lipper Flexible Fund Average), Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services which monitor the performance of mutual funds. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

OTHER ADVERTISING ITEMS

The Trust may discuss in advertising and other types of literature that a Fund has been assigned a rating by a NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by such Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments. Of course past performance cannot be a guarantee of future results. General mutual fund statistics provided by the Investment Company Institute may also be used.

                                   TAXATION
                                   --------

Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a "regulated investment company," a Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities). If a Fund fails to qualify as a regulated investment company, it will be treated as an ordinary corporation for federal income tax purposes.

As a regulated investment company electing to have its tax liability determined under Subchapter M, in general a Fund will not be subject to federal income tax on its ordinary income or capital gains that are distributed. As a Massachusetts business trust, a Fund under present law will not be subject to any excise or income taxes imposed by Massachusetts.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Designated distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate, depending on the holding period in the portfolio investment.

Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes. Investment income and gains received by a Fund from sources outside the United States might be subject to foreign taxes which are withheld at the source. The effective rate of these foreign taxes cannot be determined in advance because it depends on the specific countries in which its assets will be invested, the amount of the assets invested in each such country and the possible applicability of treaty relief.

The International Equity Fund may be eligible to make an election under Section 853 of the Code so that any of its shareholders subject to federal income taxes will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limits the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. In addition, the ability of shareholders to claim a foreign tax credit is subject to a holding period requirement. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from U.S. taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The International Equity Fund will notify shareholders each year of the amount of dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the Fund to foreign countries. Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders subject to federal income taxes may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate depending on the Investor's holding period in Fund shares. However, a loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale. The state and local tax effects of distributions received from a Fund, and any special tax considerations associated with foreign investments of the Fund, should be examined by investors with regard to their own tax situation.

A Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will make up a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action. This discussion of the federal income tax treatment of the Fund and its shareholders does not describe in any respect the tax treatment of any particular arrangement, e.g., tax-exempt trusts or insurance products, pursuant to which or by which investments in the Fund may be made.

                                    EXPERTS
                                    -------

The financial statements of the MassMutual Prime Fund, MassMutual Short-Term Bond Fund, MassMutual Core Bond Fund, MassMutual Balanced Fund, MassMutual Value Equity Fund, MassMutual Small Cap Value Equity Fund, and MassMutual International Equity Fund included in this SAI for each period through December 31, 1997, have been included herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

The name MassMutual Institutional Funds is the designation of the Trustees under a Declaration of Trust dated May 28, 1993, as amended from time to time. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of any of the Trustees, shareholders, officers, employees or agents of such Trust, but only the property of the relevant Fund shall be bound.

                 APPENDIX - DESCRIPTION OF SECURITIES RATINGS

Although the ratings of fixed-income securities by S&P and Moody's are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P and Moody's commercial paper, bond and municipal securities ratings are set forth below.

Commercial Paper Ratings:

S&P commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. Issues assigned the highest rating of A are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety. The A-1 and A-2 categories are described as follows:

  A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be noted with a plus (+) sign designation.

  A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

  Issuers (or supporting institutions) rated Prime-1 (or P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 (or P-1) repayment ability will normally be evidenced by many of the following characteristics:

   . Leading market positions in well-established industries.
   . High rates of return on funds employed.
   . Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
   . Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers (or supporting institutions) rated Prime-2 (or P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Bond Ratings:

S&P describes its four highest ratings for corporate debt as follows:

  AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

  A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's describes its four highest corporate bond ratings as follows:

  Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compose what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment in the future.

  Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Report of Independent Accountants

To the Board of Trustees and Shareholders of the MassMutual Institutional Funds:

We have audited the accompanying statements of assets and liabilities of the MassMutual Institutional Funds, comprising, respectively, the Prime, Short-Term Bond, Core Bond, Balanced, Value Equity, Small Cap Value Equity and International Equity Funds, (the "Funds"), including the portfolios of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from October 3, 1994 (commencement of operations) through December 31, 1994. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the MassMutual Institutional Funds as of December 31, 1997 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended and for the period from October 3, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles.


                                /s/ Coopers & Lybrand L.L.P.


Springfield, Massachusetts
February 6, 1998

MassMutual Prime Fund - Portfolio of Investments

Portfolio of Investments
December 31, 1997


                                        Principal
                                         Amount            Market Value
                                         ------            ------------
SHORT-TERM INVESTMENTS--94.4%
Commercial Paper--92.2%
Aristar, Inc.
 5.890% 2/19/1998                       $3,245,000        $  3,218,985
Aristar, Inc.
 5.950% 2/06/1998                        7,200,000           7,157,160
Baxter International
 Inc.
 5.800% 4/15/1998                        2,650,000           2,604,449
Baxter International
 Inc.
 5.850% 4/15/1998                        7,645,000           7,513,591
Boston Scientific
 Corporation
 5.970% 1/29/1998                        5,600,000           5,573,997
Burlington Northern
 Santa Fe Corp.
 5.890% 2/17/1998                       10,000,000           9,923,103
Carter Holt Harvey
 Limited
 5.750% 1/30/1998                        5,100,000           5,076,377
Carter Holt Harvey
 Limited
 5.800% 2/03/1998                        4,415,000           4,391,527
Carter Holt Harvey
 Limited
 6.000% 1/30/1998                          880,000             875,747
Comdisco, Inc.
 5.900% 2/25/1998                        3,465,000           3,433,767
ConAgra, Inc.
 5.720% 2/26/1998                        6,400,000           6,343,054
Cox Enterprises, Inc.
 5.780% 1/22/1998                        2,875,000           2,865,307
Crown Cork & Seal
 Company Inc.
 5.950% 2/18/1998                        1,215,000           1,205,361
Crown Cork & Seal
 Company Inc.
 5.970% 1/28/1998                        3,620,000           3,603,792
Crown Cork & Seal
 Company Inc.
 5.970% 2/24/1998                        5,425,000           5,376,419
CSX Corporation
 5.710% 1/14/1998                        3,700,000           3,692,371
CSX Corporation
 5.730% 1/16/1998                        4,450,000           4,439,375
CSX Corporation
 5.740% 2/06/1998                        1,950,000           1,938,807
Dana Credit
 Corporation
 6.060% 2/05/1998                        1,455,000           1,446,428
Dominion Resources,
 Inc.
 5.950% 1/27/1998                        5,900,000           5,874,646
Echlin, Inc.
 5.740% 2/11/1998                        2,810,000           2,791,630
Echlin, Inc.
 5.900% 2/23/1998                        4,975,000           4,931,787
Enron Corp.
 5.740% 1/23/1998                        1,855,000           1,848,493
Federal Signal Corp.
 5.720% 1/15/1998                        3,815,000           3,806,514
Federal Signal Corp.
 5.730% 1/15/1998                        4,065,000           4,055,942
Fina Oil and Chemical
 Company
 5.780% 3/26/1998                        1,200,000           1,183,340
Finova Capital
 Corporation
 5.640% 1/29/1998                        4,630,000           4,609,690
Humana, Inc.
 5.750% 1/09/1998                        1,975,000           1,972,476
Humana, Inc.
 5.999% 1/08/1998                        1,565,000           1,563,174
Illinois Power
 Company
 5.760% 1/13/1998                        4,510,000           4,501,341
Illinois Power
 Company
 5.780% 1/20/1998                        5,845,000           5,827,170
Lockheed Martin
 Corporation
 5.770% 2/10/1998                        5,970,000           5,931,726
Lockheed Martin
 Corporation
 5.830% 4/13/1998                        2,340,000           2,300,552
Lockheed Martin
 Corporation
 5.850% 3/13/1998                        2,100,000           2,075,357
Mallinckrodt Group
 Inc.
 6.050% 2/13/1998                        5,220,000           5,182,278
Mallinckrodt Group
 Inc.
 6.300% 1/05/1998                        1,320,000           1,319,076
ORIX Credit Alliance,
 Inc.
 5.710% 2/20/1998                        2,775,000           2,752,993
ORIX Credit Alliance,
 Inc.
 5.840% 2/27/1998                        1,250,000           1,238,442
ORIX Credit Alliance,
 Inc.
 5.980% 3/13/1998                        1,690,000           1,670,168
ORIX Credit Alliance,
 Inc.
 6.150% 3/12/1998                        3,945,000           3,899,359
Public Service
 Electric and Gas
 Company
 5.750% 2/05/1998                        3,180,000           3,162,223
Public Service
 Electric and Gas
 Company
 5.800% 2/04/1998                        7,200,000           7,160,560
Ryder System, Inc.
 6.080% 2/24/1998                        3,710,000           3,676,165
Ryder System, Inc.
 6.220% 3/03/1998                        2,925,000           2,895,510
Textron Financial
 Corporation
 5.870% 3/25/1998                        1,215,000           1,198,333
Textron Financial
 Corporation
 5.900% 2/12/1998                          260,000             258,210


                                                                     (Continued)


   The accompanying notes are an integral part of the financial statements.

                                     Principal
                                      Amount          Market Value
                                      ------          ------------
Textron Financial
 Corporation
 5.980% 3/20/1998                   $3,600,000         $3,553,590
Textron Financial
 Corporation
 6.020% 2/13/1998                    3,700,000          3,673,395
Textron Financial
 Corporation
 6.100% 1/29/1998                    1,060,000          1,054,971
Union Camp Corp.
 5.600% 1/26/1998                    1,600,000          1,593,778
Union Camp Corp.
 5.640% 5/01/1998                    4,350,000          4,263,725
Union Pacific
 Corporation
 5.800% 2/02/1998                    2,470,000          2,457,265
Union Pacific
 Corporation
 5.930% 2/11/1998                    4,775,000          4,742,752
Union Pacific
 Corporation
 6.050% 3/09/1998                    3,275,000          3,238,734
UOP
 5.770% 2/27/1998                    4,900,000          4,855,234
UOP
 5.850% 1/21/1998                    4,990,000          4,973,783
Vastar Resources, Inc.
 5.820% 2/12/1998                    4,510,000          4,479,377
Vastar Resources, Inc.
 5.850% 3/18/1998                    5,655,000          5,583,967
Volvo AB
 5.800% 2/09/1998                   10,000,000          9,937,167
                                                     ------------
                                                      222,774,510
                                                     ------------

Discount Notes -- 2.2%
Farm Credit
 5.420% 11/20/1998                   1,390,000          1,315,695
Federal National
 Mortgage Association
 5.410% 4/27/1998                    4,200,000          4,119,476
                                                     ------------
                                                        5,435,171
                                                     ------------

TOTAL SHORT-TERM
INVESTMENTS                                           228,209,681
(Cost $228,230,839)+                                 ------------

TOTAL INVESTMENTS -- 94.4%                            228,209,681

Other Assets/
(Liabilities) - 5.6%                                   13,508,786
                                                     ------------

NET ASSETS -- 100.0%                                 $241,718,467
                                                     ============
Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


The remainder of this page intentionally left blank.


   The accompanying notes are an integral part of the financial statements.

MassMutual Prime Fund - Financial Statements

Statement of Assets and Liabilities

                                                               December 31, 1997
                                                               -----------------
Assets:
   Short-term investments, at value (cost $228,230,839)
     (Note 2)...............................................   $    228,209,681
   Cash ....................................................                881
   Receivables from:
     Fund shares sold ......................................         15,760,118
                                                               ----------------
     Total assets ..........................................        243,970,680
                                                               ----------------
Liabilities:
   Payables for:
     Fund shares redeemed ..................................          2,101,153
     Directors' fees and expenses (Note 3) .................              5,869
     Affiliates (Note 3):
       Investment management fees ..........................            105,518
       Administration fees .................................             18,390
       Service and distribution fees .......................                230
   Accrued expenses and other liabilities ..................             21,053
                                                               ----------------
       Total liabilities ...................................          2,252,213
                                                               ----------------
   Net assets ..............................................   $    241,718,467
                                                               ================
Net assets consist of:
   Paid-in capital .........................................   $    241,757,785
   Accumulated net realized loss on investments ............            (18,160)
   Net unrealized depreciation on investments ..............            (21,158)
                                                               ----------------
                                                               $    241,718,467
                                                               ================
Net assets:
   Class 1 .................................................   $        114,315
                                                               ================
   Class 2 .................................................   $        116,323
                                                               ================
   Class 3 .................................................   $        117,416
                                                               ================
   Class S .................................................   $    241,370,413
                                                               ================

Shares outstanding:
   Class 1 .................................................            757.816
                                                               ================
   Class 2 .................................................            769.958
                                                               ================
   Class 3 .................................................            776.927
                                                               ================
   Class S .................................................      1,600,181.474
                                                               ================
Net asset value, offering price and
redemption price per share:
   Class 1 .................................................   $         150.85
                                                               ================
   Class 2 .................................................   $         151.08
                                                               ================
   Class 3 .................................................   $         151.13
                                                               ================
   Class S .................................................   $         150.84
                                                               ================

The accompanying notes are an integral part of the financial statements.

Statement of
Operations
                                                                     Year ended
                                                                 December 31, 1997
                                                                 -----------------
Investment income:
  Interest ..................................................      $ 14,872,581
                                                                   ------------
Expenses (Note 1):
Investment management fees (Note 3) .........................         1,155,353
  Custody fees ..............................................            23,463
  Audit and legal fees ......................................             8,135
  Directors' fees (Note 3) ..................................            21,363
  Fees waived by the investment manager (Note 3) ............           (29,758)
                                                                   ------------
                                                                      1,178,556
  Administration fees (Note 3):
    Class 1 .................................................               630
    Class 2 .................................................               583
    Class 3 .................................................               361
    Class S .................................................           207,430
  Distribution and service fees (Note 3):
    Class 1 .................................................               728
    Class 2 .................................................               170
                                                                   ------------
      Net expenses ..........................................         1,388,458
                                                                   ------------
      Net investment income .................................        13,484,123
                                                                   ------------
Realized and unrealized gain (loss):
  Net realized loss on investment transactions ..............           (11,009)
  Net change in unrealized appreciation (depreciation)
    on investments ..........................................           (13,070)
                                                                   ------------
      Net realized and unrealized loss ......................           (24,079)
                                                                   ------------
  Net increase in net assets resulting from operations ......      $ 13,460,044
                                                                   ============
Statements of
Changes in Net
Assets

                                                                Year ended        Year ended
                                                             December 31, 1997 December 31, 1996
                                                             ----------------- -----------------
Increase (Decrease) in Net Assets:
Operations:
  Net investment income ....................................   $  13,484,123    $  13,029,745
  Net realized loss on investment transactions .............         (11,009)          (5,068)
  Net change in unrealized appreciation (depreciation)
    on investments .........................................         (13,070)          11,447
                                                               -------------    -------------
    Net increase in net assets resulting from operations ...      13,460,044       13,036,124
                                                               -------------    -------------
Distributions to shareholders (Note 2):
  From net investment income:
  Class 1 ..................................................          (4,723)          (4,288)
  Class 2 ..................................................          (5,393)          (4,922)
  Class 3 ..................................................          (5,838)          (5,335)
  Class S ..................................................     (13,552,104)     (13,067,477)
                                                               -------------    -------------
    Total distributions from net investment income .........     (13,568,058)     (13,082,022)
                                                               -------------    -------------
Net fund share transactions (Note 5):
  Class 1 ..................................................           4,723            4,288
  Class 2 ..................................................           5,393            4,922
  Class 3 ..................................................           5,838            5,335
  Class S ..................................................     (17,250,954)       4,838,727
                                                               -------------    -------------
    Increase (Decrease) in net assets from net fund
      share transactions ...................................     (17,235,000)       4,853,272
                                                               -------------    -------------
  Total increase (decrease) in net assets ..................     (17,343,014)       4,807,374
Net assets:
  Beginning of period ......................................     259,061,481      254,254,107
                                                               -------------    -------------
  End of period (including undistributed net investment
    income of $0 and $80,676, respectively) ................   $ 241,718,467    $ 259,061,481
                                                               =============    =============

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                            Class 1
                                                                                            -------
                                                                  Year ended      Year ended      Year ended    Period ended
                                                                   12/31/97        12/31/96        12/31/95      12/31/94+**
                                                                  ----------      ----------      ----------    ------------
Net asset value, beginning of period                              $   151.03      $   151.05      $   150.39    $     150.00
                                                                  ----------      ----------      ----------    ------------
Income (loss) from investment operations:
 Net investment income                                                  6.33***         6.09***         6.90***         1.02
 Net realized and unrealized gain (loss) on investments                (0.01)           0.03           (0.01)           0.42
                                                                  ----------      ----------      ----------    ------------
  Total income (loss) from investment operations                        6.32            6.12            6.89            1.44
                                                                  ----------      ----------      ----------    ------------
Less distributions to shareholders:
 From net investment income                                            (6.50)          (6.14)          (6.23)          (1.05)
                                                                  ----------      ----------      ----------    ------------
Net asset value, end of period                                    $   150.85      $   151.03      $   151.05    $     150.39
                                                                  ==========      ==========      ==========    ============
Total Return                                                            4.19%           4.05%           4.58%           0.96%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                 $      114      $      110      $      105    $        101
 Net expenses to average daily net assets#                              1.67%           1.65%           1.65%           1.65%*
 Net investment income to average daily net assets                      4.11%           3.97%           4.48%           4.07%*
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:             1.68%           1.68%           1.68%           1.69%*


                                                                                            Class 1
                                                                                            -------
                                                                  Year ended      Year ended      Year ended    Period ended
                                                                   12/31/97        12/31/96        12/31/95      12/31/94+**
                                                                  ----------      ----------      ----------    ------------
Net asset value, beginning of period                              $   151.23      $   151.24      $   150.56    $     150.00
                                                                  ----------      ----------      ----------    ------------
Income (loss) from investment operations:
 Net investment income                                                  7.22***         6.96***         7.78***         1.16
 Net realized and unrealized gain (loss) on investments                (0.03)           0.04           (0.02)           0.57
                                                                  ----------      ----------      ----------    ------------
  Total income (loss) from investment operations                        7.19            7.00            7.76            1.73
                                                                  ----------      ----------      ----------    ------------
Less distributions to shareholders:
 From net investment income                                            (7.34)          (7.01)          (7.08)          (1.17)
                                                                  ----------      ----------      ----------    ------------
Net asset value, end of period                                    $   151.08      $   151.23      $   151.24    $     150.56
                                                                  ==========      ==========      ==========    ============
Total Return                                                            4.76%           4.63%           5.16%           1.15%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                 $      116      $      111      $      106    $        101
 Net expenses to average daily net assets#                              1.12%           1.10%           1.10%           1.10%*
 Net investment income to average daily net assets                      4.66%           4.52%           5.03%           4.62%*
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:             1.13%           1.13%           1.13%           1.14%*

+ All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*  Annualized
** For the period from October 3, 1994 (commencement of operations) through
   December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                           Class 3
                                                                                           -------
                                                                  Year ended      Year ended      Year ended    Period ended
                                                                   12/31/97        12/31/96        12/31/95      12/31/94+**
                                                                  ----------      ----------      ----------    ------------
Net asset value, beginning of period                              $   151.29      $   151.32      $   150.61    $     150.00
                                                                  ----------      ----------      ----------    ------------
Income (loss) from investment operations:
 Net investment income                                                  7.77***         7.51***         8.33***         1.21
 Net realized and unrealized gain (loss) on investments                (0.02)           0.05           (0.01)           0.61
                                                                  ----------      ----------      ----------    ------------
  Total income (loss) from investment operations                        7.75            7.56            8.32            1.82
                                                                  ----------      ----------      ----------    ------------
Less distributions to shareholders:
 From net investment income                                            (7.91)          (7.59)          (7.61)          (1.21)
                                                                  ----------      ----------      ----------    ------------
Net asset value, end of period                                    $   151.13      $   151.29      $   151.32    $     150.61
                                                                  ==========      ==========      ==========    ============
Total Return                                                            5.12%           5.00%           5.53%           1.21%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                 $      117      $      112      $      106    $        101
 Net expenses to average daily net assets#                              0.77%           0.75%           0.75%           0.75%*
 Net investment income to average daily net assets                      5.01%           4.86%           5.38%           4.99%*
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:             0.79%           0.78%           0.78%           0.79%*
                                                                                         Class S (1)
                                                                                         -----------
                                                                  Year ended      Year ended      Year ended    Period ended
                                                                   12/31/97        12/31/96        12/31/95      12/31/94+**
                                                                  ----------      ----------      ----------    ------------
Net asset value, beginning of period                              $   151.00      $   151.06      $   150.36    $     150.00
                                                                  ----------      ----------      ----------    ------------
Income (loss) from investment operations:
 Net investment income                                                  8.14***         7.85***         8.70***         1.55
 Net realized and unrealized gain (loss) on investments                (0.01)           0.06           (0.02)           0.34
                                                                  ----------      ----------      ----------    ------------
  Total income (loss) from investment operations                        8.13            7.91            8.68            1.89
                                                                  ----------      ----------      ----------    ------------
Less distributions to shareholders:
 From net investment income                                            (8.29)          (7.97)          (7.98)          (1.53)
                                                                  ----------      ----------      ----------    ------------
Net asset value, end of period                                    $   150.84      $   151.00      $   151.06    $     150.36
                                                                  ==========      ==========      ==========    ============
Total Return@                                                           5.39%           5.24%           5.78%           1.26%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                 $  241,370      $  258,729      $  253,936    $    170,548
 Net expenses to average daily net assets#                            0.5399%         0.5160%         0.5160%         0.5160%*
 Net investment income to average daily net assets                      5.25%           5.10%           5.61%           5.01%*
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:           0.5515%         0.5509%         0.5468%         0.5605%*

+ All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*  Annualized
** For the period from October 3, 1994 (commencement of operations) through
   December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
(1)Class S shares were previously designated as Class 4 shares.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

MassMutual Short-Term Bond Fund - Portfolio of Investments

Portfolio of Investments
December 31, 1997



                                          Principal
                                           Amount           Market Value
                                           ------           ------------
BONDS & NOTES -- 64.9%
ASSET BACKED SECURITIES -- 6.9%
California
 Infrastructure PG&E
 1,1997-1, Class A4
 6.160% 6/25/2003                         $ 550,000        $   552,101
California
 Infrastructure PG&E
 1,1997-1, Class A6
 6.320% 9/25/2005                           250,000            252,178
California
 Infrastructure
 SCE-1,1997-1,
 Class A3
 6.170% 3/25/2003                           350,000            351,306
California
 Infrastructure
 SCE-1,1997-1,
 Class AS
 6.280% 9/25/2005                           300,000            301,413
California
 Infrastructure
 SDG&E-l,1997-1,
 Class AS
 6.190% 9/25/2005                           200,000            200,616
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000                         1,000,000          1,004,120
Capita Equipment
 Receivables Trust
 1997-1, Class A3
 6.120% 9/15/2000                         1,500,000          1,502,340
Chase Manhattan Auto
 Owner Trust 1997-A,
 Class A4
 6.400% 7/16/2001                         1,500,000          1,509,375
Chase Manhattan RV
 Owner Trust 1997-A,
 Class A7
 6.140% 10/16/2006                        1,000,000          1,001,180
First Bank Corporate
 Card Master Trust
 1997-1, Class A
 6.400% 2/15/2003                        $1,000,000        $ 1,008,120
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999                          159,393            160,588
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001                         2,000,000          2,007,500
Metlife Capital
 Equipment Loan Trust
 Series 1997-A,
 Class A
 6.850% 5/20/2008                         1,000,000          1,030,350
Railcar Trust No.
 1992-1
 7.750% 6/01/2004                         1,103,295          1,158,912
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class Al
 6.300% 6/25/2002                         1,883,748          1,885,500
                                                           -----------

TOTAL ASSET BACKED
SECURITIES                                                  13,925,599
                                                           -----------
(Cost $13,851,094)

CORPORATE DEBT -- 20.2%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006                         1,000,000          1,061,710
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009                         1,980,748          2,011,173
Analog Devices, Inc.
 6.625% 3/01/2000                         1,000,000          1,005,920
Associates Corporation
 of North America
 6.750% 8/01/2001                         1,500,000          1,524,555
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/07/2000                        $2,000,000         $2,025,240
BHP Finance (USA)
 Limited
 7.875% 12/01/2002                        1,000,000          1,061,040
Carlisle Companies
 Incorporated
 7.250% 1/15/2007                         1,000,000          1,036,440
The CIT Group
 Holdings, Inc.
 6.250% 3/22/1999                         2,200,000          2,208,492
CSC Enterprises 144A
 6.500% 11/15/2001                        2,000,000          2,027,780
First Brands
 Corporation
 7.250% 3/01/2007                         1,500,000          1,545,900
General American
 Transportation
 Corporation
 6.750% 3/01/2006                         1,000,000          1,010,880
Heller Financial, Inc.
 6.330% 7/28/2000                         2,000,000          1,998,280
Korea Development Bank
 7.375% 9/17/2004                           600,000            480,126
Lockheed Martin
 Corporation
 7.700% 6/15/2008                         1,000,000          1,081,720
MAPCO Inc.
 7.250% 3/01/2009                         1,250,000          1,303,888
Norfolk Southern
 Corporation
 7.350% 5/15/2007                         1,000,000          1,062,850
Orchard Supply
 Hardware Stores
 Corporation
 9.375% 2/15/2002                         2,000,000          2,068,880
ORIX Credit Alliance,
 Inc. 144A
 6.480% 4/20/1999                         2,000,000          2,013,260
J.C. Penny Company, Inc.
 7.250% 4/01/2002                         2,500,000          2,588,200
Rite Aid Corporation
 6.700% 12/15/2001                        1,000,000          1,010,680


                                                                   (Continued)


   The accompanying notes are an integral part of the financial statements.

                                                      Principal
                                                       Amount      Market Value
                                                       ------      ------------
Union Oil Company of
California
9.875% 8/15/2002                                     $2,500,000     $ 2,867,975
The US West Capital Funding, Inc.
6.850% 1/15/2002                                      1,500,000       1,516,890
Valero Pass-Through
Asset Trust 1997-1 144A
6.750% 12/15/2002                                     1,000,000       1,004,910
Walt Disney Company, The
6.375% 3/30/2001                                      1,500,000       1,515,555
WR. Grace & Co.
8.000% 8/15/2004                                      3,240,000       3,505,810
                                                                    -----------
TOTAL CORPORATE DEBT                                                 40,538,154
                                                                    -----------
(Cost $39,785,561)

U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 12.8%
Federal Home Loan Mortgage Corporation
(FHLMC) -- 2.2%
Collateralized Mortgage Obligations -- 2.0%
FHLMC Series 1693 Class G
6.000% 7/15/2007                                      2,000,000       1,988,740
FHLMC Series 1704
Class PE
6.000% 7/15/2007                                      2,000,000       1,995,000
                                                                    -----------
                                                                      3,983,740
                                                                    -----------

Pass-Through Securities -- 0.2%
FHLMC
4.750% 9/01/2006                                      341,974           330,645
                                                                    -----------
                                                                      4,314,385
                                                                    -----------

Federal National Mortgage Association
(FNMA) -- 1.8%
Collateralized Mortgage Obligations -- 1.2%
FNMA Series 1993-71
Class PG
6.250% 7/25/2007                                    2,500,000         2,503,900
                                                                    -----------

Pass-Through Securities -- 0.6%
FNMA
8.000% 5/01/2013                                      577,967           589,601
FNMA
9.000% 10/01/2009                                     616,037           654,810
                                                                    -----------
                                                                      1,244,411
                                                                    -----------
                                                                      3,748,311
                                                                    -----------

Government National Mortgage Association
(GNMA) -- 0.8%
Pass-Through Securities
GNMA
8.000% 5/15/2001 -
        11/15/2007                                  1,433,730         1,505,558
                                                                    -----------


U.S. Government Guaranteed Notes -- 8.0%
1994-A Baxter
 Springs, KS
 6.310% 8/01/2001                               $   500,000         $   503,880
1994-A Detroit, MI
6.310% 8/01/2001                                    450,000             453,492
1994-A Jacksonville,
FL
6.310% 8/01/2001                                  1,485,000           1,496,524
1994-A Los Angeles
County, CA
6.310% 8/01/2001                                    225,000             226,746
1994-A Tacoma, WA
6.310% 8/01/2001                                    195,000             196,513
1994-A Trenton, NJ
6.310% 8/01/2001                                    145,000             146,125
U.S. Dept. of Housing
and Urban
Development, Series
1995-A
8.080% 8/01/1998                                  3,000,000           3,041,250
U.S. Dept. of Housing
and Urban
Development, Series
1996-A
6.440% 8/01/1999                                  2,000,000           2,017,500
U.S. Dept. of Housing
and Urban
Development, Series
1997-A
6.110% 8/01/2000                                  4,000,000           4,020,000
U.S. Dept. of Housing
and Urban
Development, Series
1997-A
6.230% 8/01/2002                                  4,000,000           4,035,000
                                                                    -----------
                                                                     16,137,030
                                                                    -----------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                                   25,705,284
                                                                    -----------
(Cost $24,949,590)

U.S. TREASURY OBLIGATIONS -- 25.0%
U.S. Treasury Notes
U.S. Treasury Note
7.125% 2/29/2000                                 31,000,000          31,896,210
U.S. Treasury Note
8.875% 2/15/1999                                 17,500,000          18,104,275
                                                                    -----------

TOTAL U.S. TREASURY
OBLIGATIONS                                                          50,000,485
                                                                    -----------
(Cost $50,289,938)

TOTAL BONDS & NOTES                                                 130,169,522
                                                                    -----------
(Cost $128,876,183)


SHORT-TERM INVESTMENTS -- 38.1%

Commercial Paper

Baxter International Inc.
 6.050% 2/27/1998                                $6,620,000         $ 6,556,586
Burlington Northern
 Santa Fe Corp.
 5.890% 2/17/1998                                 4,590,000           4,554,704
Carter Holt Harvey
 Limited
 6.300% 1/13/1998                                 5,040,000           5,029,416
Carter Holt Harvey
 Limited
 6.600% 1/13/1998                                   265,000             264,417
Comdisco, Inc.
 5.770% 1/21/1998                                 3,440,000           3,428,973
Comdisco, Inc.
 6.050% 3/09/1998                                 1,240,000           1,226,038
Crown Cork & Seal
 Company Inc.
 5.970% 1/13/1998                                   245,000             244,512
Crown Cork & Seal
 Company Inc.
 6.000% 3/09/1998                                 2,630,000           2,600,632
CSX Corporation
 5.820% 1/13/1998                                 2,620,000           2,614,917
Dominion Resources,
 Inc.
 5.780% 1/26/1998                                 1,705,000           1,698,156
Federal Signal Corp.
 7.300% 1/02/1998                                 2,185,000           2,184,557
Humana, Inc.
 6.130% 1/09/1998                                 4,495,000           4,488,877
Illinois Power
 Company
 5.830% 1/28/1998                                 4,315,000           4,296,133
ORIX Credit Alliance,
 Inc.
 5.960% 1/20/1998                                   575,000             573,191
ORIX Credit Alliance,
 Inc.
 5.970% 1/20/1998                                   658,000             655,927
ORIX Credit Alliance,
 Inc.
 6.020% 1/13/1998                                   113,000             112,773
ORIX Credit Alliance,
 Inc.
 6.200% 2/20/1998                                 5,000,000           4,956,944
ORIX Credit Alliance,
 Inc.
 7.000% 1/16/1998                                   340,000             339,008
Public Service
 Electric and Gas
 Company
 5.980% 2/26/1998                                 1,400,000           1,386,977


                                                                     (Continued)


   The accompanying notes are an integral part of the financial statements.

                                         Principal
                                          Amount             Market Value
                                          ------             ------------
Ryder System, Inc.
 6.050% 1/27/1998                       $2,965,000             $2,952,044
Ryder System, Inc.
 6.450% 3/12/1998                        5,700,000              5,628,513
Textron Financial
Corporation
 6.050% 2/13/1998                        4,185,000              4,154,758
Tyson Foods, Inc.
 5.810% 1/23/1998                        5,740,000              5,719,620
Union Pacific
Corporation
 5.720% 1/16/1998                        3,350,000              3,342,016
Union Pacific
Corporation
 6.000% 3/06/1998                        1,600,000              1,582,934
UOP
5.900% 1/30/1998                         5,990,000              5,961,531
                                                            -------------

TOTAL SHORT-TERM
INVESTMENTS                                                    76,554,154
                                                            -------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 103.0%                                   206,723,676
(Cost $205,430,337)+

Other Assets/
(Liabilities)-(3.0%)                                           (6,082,389)
                                                           --------------

NET ASSETS -- 100.0%                                       $  200,641,287
                                                           ==============

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


The remainder of this page intentionally left blank.



    The accompanying notes are an integral part of the financial statements.

MassMutual Short-Term Bond Fund - Financial Statements

Statement of
Assets and
Liabilities

                                                               December 31, 1997
                                                               -----------------
Assets:
 Investments, at value (cost $128,876,183) (Note 2) .......... $     130,169,522
 Short-term investments, at amortized cost (Note 2) ..........        76,554,154
                                                               -----------------
  Total Investments ..........................................       206,723,676
 Cash ........................................................            26,124
 Receivables from:
  Fund shares sold ...........................................         1,941,166
  Interest ...................................................         2,636,882
                                                               -----------------
   Total assets ..............................................       211,327,848
                                                               -----------------
Liabilities:
 Payables for:
  Investments purchased ......................................         9,055,799
  Fund shares redeemed .......................................         1,526,514
  Directors' fees and expenses (Note 3) ......................             5,869
  Affiliates (Note 3):
   Investment management fees ................................            79,099
   Administration fees .......................................            13,790
   Service and distribution fees .............................               245
 Accrued expenses and other liabilities ......................             5,245
                                                               -----------------
   Total liabilities .........................................        10,686,561
                                                               -----------------
 Net assets .................................................. $     200,641,287
                                                               =================
Net assets consist of:
 Paid-in capital ............................................. $     198,964,924
 Undistributed net investment income .........................            61,151
 Accumulated net realized gain on investments ................           321,873
 Net unrealized appreciation on investments ..................         1,293,339
                                                               -----------------
                                                               $     200,641,287
                                                               =================
Net assets:
 Class 1 ..................................................... $         122,436
                                                               =================
 Class 2 ..................................................... $         124,585
                                                               =================
 Class 3 ..................................................... $         125,819
                                                               =================
 Class S ..................................................... $     200,268,447
                                                               =================

Shares outstanding:
 Class 1 .....................................................            11,916
                                                               =================
 Class 2 .....................................................            12,115
                                                               =================
 Class 3 .....................................................            12,213
                                                               =================
 Class S .....................................................        19,577,260
                                                               =================

Net asset value, offering price and redemption price per share:
 Class 1 ..................................................... $           10.27
                                                               =================
 Class 2 ..................................................... $           10.28
                                                               =================
 Class 3 ..................................................... $           10.30
                                                               =================
 Class S ..................................................... $           10.23
                                                               =================


   The accompanying notes are an integral part of the financial statements.

Statement of
Operations

                                                          Year ended
                                                      December 31, 1997
                                                      -----------------
Investment income:
 Interest ........................................... $      11,550,126
                                                      -----------------
Expenses (Note 1):
 Investment management fees (Note 3)  ...............           769,014
 Custody fees .......................................            16,687
 Audit and legal fees ...............................             4,364
 Directors' fees (Note 3) ...........................            21,363
 Fees waived by the investment manager (Note 3) .....           (18,246)
                                                      -----------------
                                                                793,182
 Administration fees (Note 3):
  Class 1  ..........................................               660
  Class 2  ..........................................               610
  Class 3  ..........................................               375
  Class S ...........................................           133,274
 Distribution and service fees (Note 3):
  Class 1  ..........................................               771
  Class 2  ..........................................               180
                                                      -----------------
   Net expenses .....................................           929,052
                                                      -----------------
   Net investment income ............................        10,621,074
Realized and unrealized gain (loss):
 Net realized gain on investment transactions .......           667,141
 Net change in unrealized appreciation (depreciation)
  on investments ....................................           275,610
                                                      -----------------
   Net realized and unrealized gain .................           942,751
                                                      -----------------
 Net increase in net assets resulting from operations $      11,563,825
                                                      =================

   The accompanying notes are an integral part of the financial statements.

Statements of
Changes in Net
Assets

                                                            Year ended         Year ended
                                                         December 31, 1997  December 31, 1996
                                                         -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
 Net investment income ................................. $      10,621,074  $       8,081,821
 Net realized gain (loss) on investment transactions ...           667,141           (274,845)
 Net change in unrealized appreciation (depreciation)
  on investments .......................................           275,610           (384,702)
                                                         -----------------  -----------------
  Net increase in net assets resulting from operations .        11,563,825          7,422,274
                                                         -----------------  -----------------
Distributions to shareholders (Note 2):
 From net investment income:
 Class 1 ...............................................            (5,130)            (5,225)
 Class 2 ...............................................            (5,845)            (5,891)
 Class 3 ...............................................            (6,291)            (6,321)
 Class S ...............................................       (10,576,607)        (8,133,246)
                                                         -----------------  -----------------
  Total distributions from net investment income .......       (10,593,873)        (8,150,683)
                                                         -----------------  -----------------
 In excess of net investment income:
 Class 1 ...............................................                --                 (1)
 Class 2 ...............................................                --                 (1)
 Class 3 ...............................................                --                 (1)
 Class S ...............................................                --             (1,569)
                                                         -----------------  -----------------
  Total distributions in excess of net investment
   income  .............................................                --             (1,572)
                                                         -----------------  -----------------
 From net realized gains:
 Class 1 ...............................................               (21)               (59)
 Class 2 ...............................................               (22)               (59)
 Class 3 ...............................................               (22)               (59)
 Class S ...............................................           (34,836)           (71,288)
                                                         -----------------  -----------------
  Total distributions from net realized gains ..........           (34,901)           (71,465)
                                                         -----------------  -----------------
Net fund share transactions (Note 5):
 Class 1 ...............................................             5,151              5,285
 Class 2 ...............................................             5,867              5,951
 Class 3 ...............................................             6,313              6,381
 Class S ...............................................        54,155,496         23,078,364
                                                         -----------------  -----------------
  Increase in net assets from net fund share
   transactions ........................................        54,172,827         23,095,981
                                                         -----------------  -----------------
 Total increase in net assets ..........................        55,107,878         22,294,535
Net assets:
 Beginning of period ...................................       145,533,409        123,238,874
                                                         -----------------  -----------------
 End of period (including undistributed net investment
  income of $61,151 and $18,783, respectively) ......... $     200,641,287  $     145,533,409
                                                         =================  =================


   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                           Class 1
                                                                                           -------
                                                                  Year ended      Year ended      Year ended    Period ended
                                                                   12/31/97        12/31/96        12/31/95      12/31/94**
                                                                  ----------      ----------      ----------    ------------
Net asset value, beginning of period                              $    10.15      $    10.19      $     9.89    $      10.00
                                                                  ----------      ----------      ----------    ------------
Income (loss) from investment operations:
 Net investment income                                                  0.53***         0.50            0.55            0.09
 Net realized and unrealized gain (loss) on investments                 0.04           (0.05)           0.49           (0.11)
                                                                  ----------      ----------      ----------    ------------
  Total income (loss) from investment operations                        0.57            0.45            1.04           (0.02)
                                                                  ----------      ----------      ----------    ------------
Less distributions to shareholders:
 From net investment income                                            (0.45)          (0.48)          (0.54)          (0.09)
 From net realized gains                                                0.00           (0.01)          (0.20)             --
                                                                  ----------      ----------      ----------    ------------
  Total distributions                                                  (0.45)          (0.49)          (0.74)          (0.09)
                                                                  ----------      ----------      ----------    ------------
Net asset value, end of period                                    $    10.27      $    10.15      $    10.19    $       9.89
                                                                  ==========      ==========      ==========    ============
Total Return                                                            5.63%           4.35%          10.54%          (0.17)%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                 $      122      $      116      $      111    $        100
 Net expenses to average daily net assets#                              1.67%           1.65%           1.65%           1.65%*
 Net investment income to average daily net assets                      5.10%           4.86%           5.20%           5.45%*
 Portfolio turnover rate                                                  48%             61%            114%             15%
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:             1.68%           1.68%           1.68%           1.70%*

                                                                                           Class 2
                                                                                           -------
                                                                  Year ended      Year ended      Year ended    Period ended
                                                                   12/31/97        12/31/96        12/31/95      12/31/94**
                                                                  ----------      ----------      ----------    ------------
Net asset value, beginning of period                              $    10.16      $    10.19      $     9.89    $      10.00
                                                                  ----------      ----------      ----------    ------------
Income (loss) from investment operations:
 Net investment income                                                  0.59***         0.56            0.61            0.10
 Net realized and unrealized gain (loss) on investments                 0.04           (0.04)           0.49           (0.11)
                                                                  ----------      ----------      ----------    ------------
  Total income (loss) from investment operations                        0.63            0.52            1.10           (0.01)
                                                                  ----------      ----------      ----------    ------------
Less distributions to shareholders:
 From net investment income                                            (0.51)          (0.54)          (0.60)          (0.10)
 From net realized gains                                                0.00           (0.01)          (0.20)             --
                                                                  ----------      ----------      ----------    ------------
  Total distributions                                                  (0.51)          (0.55)          (0.80)          (0.10)
                                                                  ----------      ----------      ----------    ------------
Net asset value, end of period                                    $    10.28      $    10.16      $    10.19    $       9.89
                                                                  ==========      ==========      ==========    ============
Total Return                                                            6.18%           5.02%          11.11%          (0.09)%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                 $      125      $      117      $      112    $        101
 Net expenses to average daily net assets#                              1.12%           1.10%           1.10%           1.10%*
 Net investment income to average daily net assets                      5.65%           5.41%           5.75%           5.99%*
 Portfolio turnover rate                                                  48%             61%            114%             15%
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:             1.13%           1.13%           1.13%           1.15%*

*  Annualized
** for the period from October 3, 1994 (commencement of operations) through
   December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                           Class 3
                                                                                           -------
                                                                  Year ended      Year ended      Year ended    Period ended
                                                                   12/31/97        12/31/96        12/31/95      12/31/94**
                                                                  ----------      ----------      ----------    ------------
Net asset value, beginning of period                              $    10.17      $    10.21      $     9.91    $      10.00
                                                                  ----------      ----------      ----------    ------------
Income (loss) from investment operations:
 Net investment income                                                  0.63***         0.60            0.64            0.10
 Net realized and unrealized gain (loss) on investments                 0.04           (0.05)           0.49           (0.09)
                                                                  ----------      ----------      ----------    ------------
  Total income (loss) from investment operations                        0.67            0.55            1.13            0.01
                                                                  ----------      ----------      ----------    ------------
Less distributions to shareholders:
 From net investment income                                            (0.54)          (0.58)          (0.63)          (0.10)
 From net realized gains                                                0.00           (0.01)          (0.20)             --
                                                                  ----------      ----------      ----------    ------------
  Total distributions                                                  (0.54)          (0.59)          (0.83)          (0.10)
                                                                  ----------      ----------      ----------    ------------
Net asset value, end of period                                    $    10.30      $    10.17      $    10.21    $       9.91
                                                                  ==========      ==========      ==========    ============
Total Return                                                            6.63%           5.28%          11.46%           0.13%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                 $      126      $      118      $      112    $        100
 Net expenses to average daily net assets#                              0.77%           0.75%           0.75%           0.75%*
 Net investment income to average daily net assets                      5.99%           5.76%           6.10%           6.36%*
 Portfolio turnover rate                                                  48%             61%            114%             15%
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:             0.78%           0.79%           0.78%           0.80%*
                                                                                         Class S (1)
                                                                                         -----------
                                                                  Year ended      Year ended      Year ended    Period ended
                                                                   12/31/97        12/31/96        12/31/95      12/31/94**
                                                                  ----------      ----------      ----------    ------------
Net asset value, beginning of period                              $    10.11      $    10.15      $     9.85    $      10.00
                                                                  ----------      ----------      ----------    ------------
Income (loss) from investment operations:
 Net investment income                                                  0.65***         0.60            0.66            0.16
 Net realized and unrealized gain (loss) on investments                 0.04           (0.03)           0.50           (0.15)
                                                                  ----------      ----------      ----------    ------------
  Total income (loss) from investment operations                        0.69            0.57            1.16            0.01
                                                                  ----------      ----------      ----------    ------------
Less distributions to shareholders:
 From net investment income                                            (0.57)          (0.60)          (0.66)          (0.16)
 From net realized gains                                                0.00           (0.01)          (0.20)             --
                                                                  ----------      ----------      ----------    ------------
  Total distributions                                                  (0.57)          (0.61)          (0.86)          (0.16)
                                                                  ----------      ----------      ----------    ------------
Net asset value, end of period                                    $    10.23      $    10.11      $    10.15    $       9.85
                                                                  ==========      ==========      ==========    ============
Total Return@                                                           6.84%           5.57%          11.77%           0.13%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                 $  200,268      $  145,182      $  122,904    $    106,846
 Net expenses to average daily net assets#                            0.5423%         0.5190%         0.5190%         0.5190%*
 Net investment income to average daily net assets                      6.22%           6.00%           6.32%           6.37%*
 Portfolio turnover rate                                                  48%             61%            114%             15%
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:           0.5530%         0.5545%         0.5524%         0.5654%*

*  Annualized
** For the period from October 3, 1994 (commencement of operations) through
   December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
(1)Class S shares were previously designated as Class 4 shares.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund - Portfolio of Investments

Portfolio of Investments
December 31, 1997



                                        Principal
                                         Amount          Market Value
                                         ------          ------------
BONDS & NOTES -- 88.0%
ASSET BACKED SECURITIES -- 5.9%
California
Infrastructure PG&E-
1,1997-1, Class A4
6.160% 6/25/2003                       $1,250,000         $1,254,775
California
Infrastructure PG&E-
1,1997-1, Class A6
6.320% 9/25/2005                          550,000            554,791
California
Infrastructure SCE-
1,1997-1, Class A3
6.170% 3/25/2003                        1,000,000          1,003,730
California
Infrastructure SCE-
1,1997-1, Class A5
6.280% 9/25/2005                          700,000            703,297
California
Infrastructure
SDG&E-1,1997-1,
Class A5
6.190% 9/25/2005                          500,000            501,540
Capita Equipment
Receivables Trust
1996-1, Class A4
6.280% 6/15/2000                        3,000,000          3,012,360
Caterpillar Financial
Asset Trust, 1997-B,
Class A3
6.160% 9/25/2003                        3,500,000          3,493,000
Chase Manhattan RV
Owner Trust 1997-A,
Class A7
6.140% 10/16/2006                       4,500,000          4,505,310
Ford Credit 1994-B
Grantor Trust
7.300% 10/15/1999                         239,089            240,882
Ford Credit Auto
Owner Trust 1996-B,
Class A-4
6.300% 1/15/2001                        5,000,000          5,018,750
Metlife Capital
Equipment Loan Trust
Series 1997-A, Class A
6.850% 5/20/2008                        1,500,000          1,545,525
Railcar Trust No.
1992-1
7.750% 6/01/2004                        1,287,178          1,352,064
World Omni 1995-A
Automobile Lease
Securitization Trust,
Class A
6.050% 11/25/2001                       1,597,656          1,597,145
World Omni 1996-A
Automobile Lease
Securitization Trust,
Class Al
6.300% 6/25/2002                        1,996,773          1,998,630
                                                         -----------

TOTAL ASSET BACKED
SECURITIES                                                26,781,799
                                                         ===========
(Cost $26,678,499)

CORPORATE DEBT -- 44.3%
Airgas, Inc.
7.140% 3/08/2004                        4,000,000          4,147,552
AirTouch
Communications, Inc.
7.500% 7/15/2006                        3,000,000          3,185,130
America West Airlines
1996-1, Class A
6.850% 7/02/2009                        3,961,496          4,022,345
American Airlines
1994-A Pass-Through
Trusts, Class A4 (D)
9.780% 11/26/2011                       1,959,704          2,347,235
AMR Corporation (D)
9.000% 8/01/2012                        2,000,000          2,373,020
Analog Devices, Inc. (D)
6.625% 3/01/2000                        1,500,000          1,508,880
Archer-Daniels-Midland
Company
6.750% 12/15/2027                       2,000,000          2,003,460
Associates Corporation
of North America
6.750% 8/01/2001                        2,000,000          2,032,740
Associates Corporation
of North America (D)
7.875% 9/30/2001                        1,500,000          1,581,225
Barrick Gold Corporation
7.500% 5/01/2007                        4,000,000          4,206,280
Bell Atlantic Financial
Services, Inc.
6.610% 2/04/2000                        1,750,000          1,772,033
BHP Finance (USA)
Limited
6.420% 3/01/2026                        3,500,000          3,509,485
Capital Cities/ABC,
Inc.
8.875% 12/15/2000                         875,000            940,030
Carlisle Companies
Incorporated
7.250% 1/15/2007                        2,500,000          2,591,100
Celulosa Arauco
Constitucion
6.950% 9/15/2005                        2,000,000          1,998,220
Champion International
Corporation
6.400% 2/15/2026                        2,500,000          2,485,225
The Charles Schwab
Corporation
6.250% 1/23/2003                        2,500,000          2,493,425
CITGO Petroleum
Corporation
7.875% 5/15/2006                        1,000,000          1,048,500
The Columbia Gas
System, Inc.
6.610% 11/28/2002                       3,000,000          3,025,560
Comcast Cable
Communications, Inc.
8.375% 5/01/2007                        2,500,000          2,784,250
Commercial Credit
Company (D)
7.750% 3/01/2005                        3,000,000          3,217,890
Continental Airlines,
Inc., Series 1996-2B
8.560% 1/02/2016                        1,701,186          1,935,066

                                                                     (Continued)


    The accompanying notes are an integral part of the financial statements.

                                Principal
                                  Amount          Market Value
                                  ------          ------------

Continental Airlines,
 Inc., Series 1996-B
 7.820% 4/15/2015               $1,960,784         $2,113,118
Corning Glass Works (D)
 8.875% 3/15/2016                1,000,000          1,205,550
Crown Cork & Seal
 Company Inc.
 6.750% 12/15/2003               3,550,000          3,594,375
CSX Corporation
 7.250% 5/01/2027                4,000,000          4,395,360
English China Clays
 Delaware Inc. (D)
 7.375% 10/01/2002               1,000,000          1,037,450
Equifax Inc.
 6.500% 6/15/2003                1,000,000          1,000,320
ERAC USA Finance
 Company 144A
 6.950% 1/15/2006                1,500,000          1,536,300
FBG Finance Limited
 144A
 7.875% 6/01/2016                3,000,000          3,302,490
First Brands
 Corporation
 7.250% 3/01/2007                2,000,000          2,061,200
Fletcher Challenge Ltd.
 7.750% 6/20/2006                2,000,000          2,114,840
Foodbrands America,
 Inc.
 10.750% 5/15/2006               3,000,000          3,492,450
Foster Wheeler
 Corporation
 6.750% 11/15/2005               2,000,000          2,012,640
General American
 Transportation
 Corporation
 6.750% 3/01/2006                3,000,000          3,032,640
General Electric
 Capital Corporation
 6.500% 11/01/2006               1,250,000          1,269,675
General Electric
 Capital Corporation
 8.750% 5/21/2007                1,500,000          1,763,595
General Mills, Inc.
 8.900% 6/15/2006                2,250,000          2,611,620
General Motors
 Acceptance
 Corporation
 8.625% 6/15/1999                4,175,000          4,316,700
General Telephone
 Company of Florida
 7.500% 8/01/2002                1,000,000          1,044,440
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001                2,500,000          2,508,325
Harrahs Operating Inc.
 8.750% 3/15/2000                1,100,000          1,124,750
Hercules Incorporated (D)
 6.625% 6/01/2003                1,000,000          1,006,060
Hershey Foods
 Corporation
 7.200% 8/15/2027                3,750,000          3,986,625
Hilton Hotels
 Corporation
 7.000% 7/15/2004                3,500,000          3,552,255
IMCERA Group Inc. (D)
 6.000% 10/15/2003               1,000,000            964,870
Interpool, Inc.
 7.350% 8/01/2007                2,000,000          2,000,520
Korea Development
 Bank
 7.375% 9/17/2004                1,500,000          1,200,315
Leucadia National
 Corporation
 7.750% 8/15/2013                2,500,000          2,585,525
Lockheed Martin
 Corporation
 7.700% 6/15/2008                3,000,000          3,245,160
MAPCO Inc.
 7.250% 3/01/2009                3,250,000          3,390,108
Millipore Corporation
 7.500% 4/01/2007                3,750,000          3,955,275
Mobil Corporation
 8.625% 8/15/2021                4,000,000          5,003,560
Morgan Stanley Group,
 Inc.
 6.875% 3/01/2007                5,500,000          5,619,625
Newmont Mining
 Corporation (D)
 8.625% 4/01/2002                2,000,000          2,148,260
News America
 Holdings Incorporated
 9.250% 2/01/2013                3,000,000          3,573,270
Norfolk Southern
 Corporation
 7.050% 5/01/2037                5,000,000          5,284,700
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005                2,000,000          2,042,120
Orchard Supply
 Hardware Stores
 Corporation
 9.375% 2/15/2002                3,871,000          4,004,317
Penske Truck Leasing
 Co., L.P.
 7.750% 5/15/1999                1,500,000          1,534,185
Petroleum Geo-
 Services ASA
 7.500% 3/31/2007                  750,000            793,688
Ralston Purina
 Company
 7.750% 10/01/2015               2,000,000          2,175,080
Raytheon Company
 6.750% 8/15/2007                2,500,000          2,550,425
Rite Aid Corporation
 6.700% 12/15/2001               2,000,000          2,021,360
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003                2,000,000          2,061,000
Scholastic Corporation
 7.000% 12/15/2003               4,000,000          4,104,720
Sears Roebuck
 Acceptance Corp.
 6.750% 9/15/2005                3,500,000          3,568,040
Texaco Inc.
 8.500% 2/15/2003                2,500,000          2,743,850
Thomas & Betts
 Corporation (D)
 8.250% 1/15/2004                2,500,000          2,720,200
Time Warner Inc.
 Pass-Thru Asset
 Trust 1997-1 144A
 6.100% 12/30/2001               4,000,000          3,919,280
United Air Lines, Inc.
 10.110% 2/19/2006                 924,283          1,046,335
US Air, Inc., Class B
 7.500% 10/15/2009               1,425,421          1,491,347
The US West Capital
 Funding, Inc.
 6.850% 1/15/2002                3,750,000          3,792,225
Valassis
 Communications, Inc.
 9.550% 12/01/2003               2,000,000          2,247,200
Valero Pass-Through
 Asset
 Trust 1997-1 144A
 6.750% 12/15/2002               2,000,000          2,009,820
WorldCom, Inc.
 7.750% 4/01/2007                2,000,000          2,147,780
WorldCom, Inc.
 9.375% 1/15/2004                1,525,000          1,614,624
W.R. Grace & Co.
 8.000% 8/15/2004                5,000,000          5,410,200
                                                 ------------
TOTAL CORPORATE DEBT                              202,260,413
(Cost $193,280,633)                              ------------

NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS--0.9%
Prudential Home Mortgage Securities
Collateralized Mortgage Obligations
Prudential Home
 Mortgage Securities
 1993-26  Class A6
 6.750% 7/25/2008                4,000,000          4,032,480
 (Cost $3,955,000)

                                                   (Continued)


   The accompanying notes are an integral part of the financial statements.


                                                    Principal
                                                     Amount            Market Value
                                                     ------            ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 20.0%
Federal Home Loan Mortgage Corporation
(FHLMC) -- 1.1%
Collateralized Mortgage Obligations -- 1.0%
FHLMC Series 1322
 Class G
 7.500% 2/15/2007                                    $2,000,000          $2,053,120
FHLMC Series 1460
 Class H
 7.000% 5/15/2007                                     2,000,000           2,051,240
FHLMC Series 1490
 Class PJ
 6.000% 5/15/2007                                       600,000             597,558
                                                                       ------------
                                                                          4,701,918
                                                                       ------------

Pass-Through Securities -- 0.1%
FHLMC
 9.000% 3/01/2017                                       300,225             321,520
                                                                       ------------
                                                                          5,023,438
                                                                       ------------

Federal National Mortgage Association
(FNMA) -- 4.0%
Collateralized Mortgage Obligations -- 3.9%
FNMA Series 1989-20
 Class A
 6.750% 4/25/2018                                     4,137,448           4,002,981
FNMA Series 1993-
 134 Class GA
 6.500% 2/25/2007                                     5,000,000           5,037,500
FNMA Series 1993-
 191 Class PD
 5.400% 3/25/2004                                     1,240,567           1,234,365
FNMA Series 1993-
 221 Class D
 6.000% 12/25/2008                                    2,500,000           2,464,825
FNMA Series 1996-54
 Class C
 6.000% 9/25/2008                                     5,000,000           4,885,350
                                                                       ------------
                                                                         17,625,021
                                                                       ------------

Pass-Through Securities -- 0.1%
FNMA
 8.000% 5/01/2013                                       385,311             393,067
                                                                       ------------
                                                                         18,018,088
                                                                       ------------

Government National Mortgage Association
(GNMA) -- 13.6%
Collateralized Mortgage Obligations -- 0.4%
JHM Acceptance
 Corporation Series E
 Class 5
 8.960% 4/01/2019                                     1,548,083           1,619,682
                                                                       ------------

Pass-Through Securities -- 13.2%
GNMA
 5.500% 10/20/2027 -
        12/20/2027                                    6,831,097           6,843,543
GNMA
 6.000% 1/20/2027 -
        12/20/2027                                   28,456,886          28,937,195
GNMA
 7.000% 8/15/2023 -
        11/15/2023                                    4,950,004           5,007,225
GNMA
 7.500% 1/15/2017 -
        6/15/2017                                     6,460,948           6,683,011
GNMA
 8.000% 4/15/2001 -
        1/15/2009                                    11,966,862          12,566,394
GNMA
 9.000% 12/15/2004 -
        10/15/2009                                      422,766             459,083
                                                                       ------------
                                                                         60,496,451
                                                                       ------------
                                                                         62,116,133
                                                                       ------------

U.S. Government Guaranteed Notes -- 1.3%
1994-A Baxter
 Springs, KS
 5.930% 8/01/1999                                       700,000             700,875
1994-A Erie, PA
 5.930% 8/01/1999                                     1,590,000           1,591,988
1994-A Los Angeles
 County, CA
 5.930% 8/01/1999                                       190,000             190,238
1994-A Montgomery
 County, PA
 5.930% 8/01/1999                                       150,000             150,188
1994-A Pohatcong
 Township, NJ
 5.930% 8/01/1999                                       255,000             255,319
1994-A Rochester, NY
 5.930% 8/01/1999                                       135,000             135,169
1994-A Sacramento, CA
 5.930% 8/01/1999                                        60,000              60,075
1994-A Santa Ana, CA
 5.930% 8/01/1999                                       920,000             921,150
U.S. Dept. of Housing
 and Urban Development,
 Series 1996-A
 6.670% 8/01/2001                                     2,000,000           2,045,000
                                                                       ------------
                                                                          6,050,002
                                                                       ------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                                       91,207,661
                                                                       ------------
(Cost $89,014,515)

U.S. TREASURY OBLIGATIONS -- 16.9%

U.S. Treasury Bonds -- 14.1%
U.S. Treasury Bond
 7.250% 5/15/2016                                    28,650,000          32,634,070
U.S. Treasury Bond
 8.875% 8/15/2017                                    23,750,000          31,524,325
                                                                       ------------
                                                                         64,158,395
                                                                       ------------

U.S. Treasury Note -- 0.5%
U.S. Treasury Note
 5.875% 9/30/2002                                     2,400,000           2,413,128
                                                                       ------------

U.S. Treasury Strips -- 2.3%
U.S. Treasury Strip -- Principal Only
 0.000% 8/15/2015                                    12,100,000           4,215,398
U.S. Treasury Strip -- Principal Only
 0.000% 5/15/2016                                    19,300,000           6,429,409
                                                                       ------------
                                                                         10,644,807
                                                                       ------------
TOTAL U.S. TREASURY
OBLIGATIONS                                                              77,216,330
                                                                       ------------
(Cost $72,179,992)


TOTAL BONDS & NOTES                                                     401,498,683
                                                                       ------------
(Cost $385,108,639)

SHORT-TERM INVESTMENTS -- 10.4%

Commercial Paper
Boston Scientific
 Corporation
 6.200% 1/20/1998                                     1,690,000          1,684,470
Boston Scientific
 Corporation
 6.750% 1/16/1998                                     4,710,000          4,696,753
Carter Holt Harvey
 Limited
 6.200% 1/06/1998                                     1,815,000          1,813,437
Carter Holt Harvey
 Limited
 6.250% 1/05/1998                                     2,015,000          2,013,601
Carter Holt Harvey
 Limited
 6.350% 1/13/1998                                     5,310,000          5,298,761
Comdisco, Inc.
 6.150% 2/10/1998                                     5,650,000          5,611,392
Comdisco, Inc.
 6.850% 1/22/1998                                       505,000            502,982
ConAgra, Inc.
 6.330% 1/07/1998                                     4,250,000          4,245,516
ConAgra, Inc.
 6.850% 1/02/1998                                     5,175,000          5,174,015
Indiana Michigan
 Power Company
 6.400% 1/08/1998                                     3,620,000          3,615,495

                                                                     (Continued)


   The accompanying notes are an integral part of the financial statements.

                                      Principal
                                       Amount            Market Value
                                       ------            ------------
Mallinckrodt Group
 Inc.
 6.150% 1/12/1998                    $3,700,000           $3,693,047
ORIX Credit Alliance,
 Inc.
 6.170% 1/09/1998                     5,055,000            5,048,069
Public Service
 Company of Colorado
 6.300% 1/22/1998                     2,560,000            2,550,592
Union Oil Company of
 California
 6.270% 1/09/1998                     1,635,000            1,632,722
                                                        ------------

TOTAL SHORT-TERM
INVESTMENTS                                               47,580,852
                                                        ============
(At Amortized Cost)
TOTAL INVESTMENTS -- 98.4%                               449,079,535

Other Assets/
(Liabilities) - 1.6%                                       7,250,624
                                                        ------------

NET ASSETS -- 100.0%                                    $456,330,159
                                                        ============
(Cost $432,689,491)+


Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(D) All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).


             The remainder of this page intentionally left blank.



    The accompanying notes are an integral part of the financial statements.

MassMutual Core Bond Fund - Financial Statements

Statement of
Assets and
Liabilities


                                                               December 31, 1997
                                                               -----------------
Assets:
   Investments, at value (cost $385,108,639) (Note 2) ........   $401,498,683
   Short-term investments, at amortized cost (Note 2) ........     47,580,852
                                                                 ------------
     Total Investments .......................................    449,079,535
   Cash ......................................................         46,527
   Receivables from:
     Settlement of investments purchased on a
       forward commitment basis (Note 2) .....................         69,262
     Fund shares sold ........................................      4,180,459
     Interest ................................................      5,841,824
                                                                 ------------
       Total assets ..........................................    459,217,607
                                                                 ------------
Liabilities:
   Payables for:
     Investments purchased ...................................          9,945
     Fund shares redeemed ....................................      2,639,343
     Directors' fees and expenses (Note 3) ...................          5,869
     Affiliates (Note 3):
       Investment management fees ............................        190,543
       Administration fees ...................................         33,205
       Service and distribution fees .........................            262
   Accrued expenses and other liabilities ....................          8,281
                                                                 ------------
       Total liabilities .....................................      2,887,448
                                                                 ------------
   Net assets ................................................   $456,330,159
                                                                 ============
Net assets consist of:
   Paid-in capital ...........................................   $438,706,742
   Undistributed net investment income .......................      1,094,301
   Accumulated net realized gain on investments ..............         69,810
   Net unrealized appreciation on investments
     and forward commitments .................................     16,459,306
                                                                 ------------
                                                                 $456,330,159
                                                                 ============

Net assets:
   Class 1 ...................................................   $    131,171
                                                                 ============
   Class 2 ...................................................   $    133,481
                                                                 ============
   Class 3 ...................................................   $    134,838
                                                                 ============
   Class S ...................................................   $455,930,669
                                                                 ============
Shares outstanding:
   Class 1 ...................................................         12,073
                                                                 ============
   Class 2 ...................................................         12,265
                                                                 ============
   Class 3 ...................................................         12,379
                                                                 ============
   Class S ...................................................     42,182,957
                                                                 ============

Net asset value, offering price and redemption price per share:
   Class 1 ...................................................   $      10.86
                                                                 ============
   Class 2 ...................................................   $      10.88
                                                                 ============
   Class 3 ...................................................   $      10.89
                                                                 ============
   Class S ...................................................   $      10.81
                                                                 ============

The accompanying notes are an integral part of the financial statements.

Statement of
Operations

                                                                 Year ended
                                                             December 31, 1997
                                                             -----------------
Investment income:
   Interest ................................................... $ 28,599,868
                                                                ------------
Expenses (Note 1):
   Investment management fees (Note 3) ........................    1,869,877
   Custody fees ...............................................       43,020
   Audit and legal fees .......................................        8,768
   Directors' fees (Note 3) ...................................       21,363
   Fees waived by the investment manager (Note 3) .............      (49,361)
                                                                ------------
                                                                   1,893,667
   Administration fees (Note 3):
     Class 1  .................................................          708
     Class 2  .................................................          655
     Class 3  .................................................          409
     Class S ..................................................      346,971
   Distribution and service fees (Note 3):
     Class 1  .................................................          809
     Class 2  .................................................          190
                                                                ------------
       Net expenses ............................................   2,243,409
                                                                ------------
       Net investment income ..................................   26,356,459
                                                                ------------
Realized and unrealized gain (loss):
   Net realized gain on investment transactions and forward
     commitments ..............................................    2,197,948
   Net change in unrealized appreciation (depreciation) on
     investments and forward commitments ......................   11,750,983
                                                                ------------
       Net realized and unrealized gain .......................   13,948,931
                                                                ------------
   Net increase in net assets resulting from operations ....... $ 40,305,390
                                                                ============

The accompanying notes are an integral part of the financial statements.

Statements of
Changes in Net
Assets


                                                                 Year ended        Year ended
                                                             December 31, 1997  December 31, 1996
                                                             -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income ...................................   $  26,356,459    $  19,120,753
   Net realized gain (loss) on investment transactions
     and forward commitments ...............................       2,197,948       (1,886,093)
   Net change in unrealized appreciation (depreciation) on
     investments and forward commitments ...................      11,750,983       (6,456,882)
                                                               -------------    -------------
     Net increase in net assets resulting from operations ..      40,305,390       10,777,778
                                                               -------------    -------------
Distributions to shareholders (Note 2):
   From net investment income:
   Class 1 .................................................          (5,999)          (4,416)
   Class 2 .................................................          (6,818)          (5,227)
   Class 3 .................................................          (7,342)          (5,674)
   Class S .................................................     (27,133,147)     (17,374,307)
                                                               -------------    -------------
     Total distributions from net investment income ........     (27,153,306)     (17,389,624)
                                                               -------------    -------------
   From net realized gains:
   Class 1 .................................................             (55)            (740)
   Class 2 .................................................             (55)            (714)
   Class 3 .................................................             (56)            (715)
   Class S .................................................        (196,689)      (1,942,817)
                                                               -------------    -------------
     Total distributions from net realized gains ...........        (196,855)      (1,944,986)
                                                               -------------    -------------
Net fund share transactions (Note 5):
   Class 1 .................................................           6,094          (45,858)
   Class 2 .................................................           6,894            5,941
   Class 3 .................................................           7,406            6,389
   Class S .................................................      86,289,359      111,704,711
                                                               -------------    -------------
     Increase in net assets from net fund share transactions      86,309,753      111,671,183
                                                               -------------    -------------
   Total increase in net assets ............................      99,264,982      103,114,351
Net assets:
   Beginning of period .....................................     357,065,177      253,950,826
                                                               -------------    -------------
   End of period (including undistributed net investment
     income of $1,094,301 and $1,845,746, respectively) ....   $ 456,330,159    $ 357,065,177
                                                               =============    =============

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)


                                                                                            Class 1
                                                                                            -------
                                                                   Year ended    Year ended      Year ended   Period ended
                                                                   12/31/97       12/31/96        12/31/95     12/31/94**
                                                                  ----------     ----------      ----------   -----------
Net asset value, beginning of period                               $ 10.50         $ 10.79         $  9.90     $ 10.00
                                                                   --------        --------        --------    --------
Income (loss) from investment operations:
  Net investment income                                               0.56***         0.53***         0.50        0.10
  Net realized and unrealized gain (loss) on investments              0.33           (0.36)           1.26       (0.10)
                                                                   --------        --------        --------    --------
    Total income (loss) from investment operations                    0.89            0.17            1.76          --
                                                                   --------        --------        --------    --------
Less distributions to shareholders:
  From net investment income                                         (0.51)          (0.40)          (0.54)      (0.10)
  From net realized gains                                            (0.02)          (0.06)          (0.33)         --
                                                                   --------        --------        --------    --------
    Total distributions                                              (0.53)          (0.46)          (0.87)      (0.10)
                                                                   --------        --------        --------    --------
Net asset value, end of period                                     $ 10.86         $ 10.50         $ 10.79     $  9.90
                                                                   ========        ========        ========    ========
Total Return                                                          8.09%           1.60%          17.81%       0.00%
Ratios / Supplemental Data:
  Net assets, end of period (000s)                                 $   131         $   121         $   171     $   101
  Net expenses to average daily net assets#                           1.67%           1.65%           1.65%       1.65%*
  Net investment income to average daily net assets                   5.22%           5.10%           5.39%       5.91%*
  Portfolio turnover rate                                               54%             54%            104%          7%
    #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
     Without this partial waiver of fees by MassMutual, the ratio
     of expenses to average daily net assets would have been:        1.69%           1.69%           1.69%       1.71%*


                                                                                             Class 2
                                                                                             -------
                                                                   Year ended     Year ended      Year ended     Period ended
                                                                    12/31/97       12/31/96        12/31/95       12/31/94**
                                                                   ----------     ----------      ----------     ----------
Net asset value, beginning of period                               $   10.51      $   10.82       $    9.90      $   10.00
                                                                   ----------     ----------      ----------     ----------
Income (loss) from investment operations:
  Net investment income                                                 0.63***        0.60***         0.64           0.11
  Net realized and unrealized gain (loss) on investments                0.33          (0.38)           1.19          (0.10)
                                                                   ----------     ----------      ----------     ----------
    Total income (loss) from investment operations                      0.96           0.22            1.83           0.01
                                                                   ----------     ----------      ----------     ----------
Less distributions to shareholders:
  From net investment income                                           (0.57)         (0.47)          (0.58)         (0.11)
  From net realized gains                                              (0.02)         (0.06)          (0.33)            --
                                                                   ----------     ----------      ----------     ----------
    Total distributions                                                (0.59)         (0.53)          (0.91)         (0.11)
                                                                   ----------     ----------      ----------     ----------
Net asset value, end of period                                     $   10.88      $   10.51       $   10.82      $    9.90
                                                                   ==========     ==========      ==========     ==========
Total Return                                                            9.16%          2.07%          18.51%          0.08%
Ratios / Supplemental Data:
  Net assets, end of period (000s)                                 $     133      $     122       $     120      $     101
  Net expenses to average daily net assets#                        $    1.12%          1.10%           1.10%          1.10%*
  Net investment income to average daily net assets                     5.77%          5.67%           5.97%          6.46%*
  Portfolio turnover rate                                                 54%            54%            104%             7%
    #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
     Without this partial waiver of fees by MassMutual, the ratio
     of expenses to average daily net assets would have been:           1.14%          1.14%           1.14%          1.16%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.


   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                  Class 3
                                                                                                  -------
                                                                         Year ended     Year ended      Year ended    Period ended
                                                                          12/31/97       12/31/96        12/31/95       12/31/94**
                                                                         ----------     ----------      ----------     ----------
Net asset value, beginning of period                                     $   10.52      $   10.82       $    9.90      $   10.00
                                                                         ----------     ----------      ----------     ----------
Income (loss) from investment operations:
  Net investment income                                                       0.67***        0.64***         0.68           0.11
  Net realized and unrealized gain (loss) on investments                      0.33          (0.37)           1.19          (0.10)
                                                                         ----------     ----------      ----------     ----------
    Total income (loss) from investment operations                            1.00           0.27            1.87           0.01
                                                                         ----------     ----------      ----------     ----------
Less distributions to shareholders:
  From net investment income                                                 (0.61)         (0.51)          (0.62)         (0.11)
  From net realized gains                                                    (0.02)         (0.06)          (0.33)            --
                                                                         ----------     ----------      ----------     ----------
    Total distributions                                                      (0.63)         (0.57)          (0.95)         (0.11)
                                                                         ----------     ----------      ----------     ----------
Net asset value, end of period                                           $   10.89      $   10.52       $   10.82      $    9.90
                                                                         ==========     ==========      ==========     ==========
Total Return                                                                  9.53%          2.52%          18.87%          0.09%
Ratios / Supplemental Data:
  Net assets, end of period (000s)                                       $     135      $     123       $     120      $     101
  Net expenses to average daily net assets#                                   0.78%          0.75%           0.75%          0.75%*
  Net investment income to average daily net assets                           6.12%          6.01%           6.32%          6.83%*
  Portfolio turnover rate                                                       54%            54%            104%             7%

    #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
    Without this partial waiver of fees by MassMutual, the ratio
    of expenses to average daily net assets would have been:                  0.79%          0.79%           0.79%          0.81%(*)



                                                                                               Class S (1)
                                                                                               -----------
                                                                         Year ended     Year ended      Year ended     Period ended
                                                                          12/31/97       12/31/96        12/31/95       12/31/94**
                                                                         ----------     ----------      ----------     ----------
Net asset value, beginning of period                                     $   10.45      $   10.75       $    9.84      $   10.00
                                                                         ---------      ---------       ---------      ----------
Income (loss) from investment operations:
  Net investment income                                                       0.69***        0.67***         0.72***        0.18
  Net realized and unrealized gain (loss) on investments                      0.33          (0.37)           1.17          (0.16)
                                                                         ----------     ----------      ----------     ----------
    Total income (loss) from investment operations                            1.02           0.30            1.89           0.02
                                                                         ----------     ----------      ----------     ----------
Less distributions to shareholders:
  From net investment income                                                 (0.64)         (0.54)          (0.65)         (0.18)
  From net realized gains                                                    (0.02)         (0.06)          (0.33)            --
                                                                         ----------     ----------      ----------     ----------
    Total distributions                                                      (0.66)         (0.60)          (0.98)         (0.18)
                                                                         ----------     ----------      ----------     ----------
Net asset value, end of period                                           $   10.81      $   10.45       $   10.75      $    9.84
                                                                         ==========     ==========      ==========     ==========
Total Return@                                                                 9.78%          2.80%          19.15%          0.20%
Ratios / Supplemental Data:
  Net assets, end of period (000s)                                       $ 455,931      $ 356,699       $ 253,540      $ 194,150
  Net expenses to average daily net assets#                                 0.5393%        0.5130%         0.5130%        0.5130%*
  Net investment income to average daily net assets                           6.34%          6.26%           6.56%          6.86%*
  Portfolio turnover rate                                                       54%            54%            104%             7%

    #Computed after giving effect to the voluntary partial
    waiver of management fee by MassMutual, which terminated May
    1, 1997. Without this partial waiver of fees by MassMutual, the ratio of expenses to average daily net assets would have
    been:                                                                   0.5512%        0.5550%         0.5553%        0.5672%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
(1)Class S shares were previously designated as Class 4 shares.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Account is (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.



   The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund - Portfolio of Investments

Portfolio of Investments
December 31, 1997


                                            Number of
                                             Shares          Market Value
                                             ------          ------------

EQUITIES - 56.6%
Aerospace & Defense - 1.8%
Raytheon Company
 Class A                                      34,000          $1,676,625
Raytheon Company
 Class B                                      92,000           4,646,000
TRW Inc.                                      98,500           5,257,438
                                                             -----------
                                                              11,580,063
                                                             -----------

Apparel, Textiles & Shoes - 0.6%
VF Corporation                                89,000           4,088,438
                                                             -----------
Automotive & Parts -- 2.6%
Ford Motor Company                            97,300           4,737,294
Genuine Parts
 Company                                     154,500           5,243,344
Goodyear Tire &
 Rubber Company                              113,700           7,234,163
                                                             -----------
                                                              17,214,801
                                                             -----------

Banking, Savings & Loans -- 4.3%
The Bank of New
 York Company,
 Incorporated                                135,000           7,804,688
Comerica, Incorporated                        53,000           4,783,250
CoreStates Financial
 Corp.                                        47,200           3,778,950
Norwest Corporation                          114,000           4,403,250
Pacific Century
 Financial Corporation                       116,800           2,890,800
Wachovia Corp.                                60,100           4,875,613
                                                             -----------
                                                              28,536,551
                                                             -----------

Beverages -- 0.7%
Brown-Forman
 Corporation (Class B)                        80,700           4,458,675
                                                             -----------

Chemicals -- 3.3%
Air Products and
 Chemicals, Inc.                              36,500           3,002,125
Engelhard Corporation                        140,200           2,435,975
E. I. du Pont de
 Nemours and Company                          66,000           3,964,125
The Lubrizol
 Corporation                                  68,300           2,518,563
Nalco Chemical
 Company                                      96,000           3,798,000
Rohm & Haas
 Company                                      60,000           5,745,000
                                                             -----------
                                                              21,463,788

Commercial Services -- 0.5%
Pinnacle West Capital
 Corporation                                  76,200           3,228,975
                                                             -----------
Computers & Office Equipment -- 4.9%
Electronic Data
 Systems Corporation                         111,500           4,899,031
Hewlett-Packard
 Company                                     122,000           7,625,000
International Business
 Machines Corporation                         70,000           7,319,365
Pitney Bowes, Inc.                            65,000           5,845,938
Xerox Corporation                             90,000           6,643,125
                                                             -----------
                                                              32,332,459
                                                             -----------

Containers -- 0.5%
Temple-Inland, Inc.                           63,000           3,295,688
                                                             -----------

Cosmetics & Personal Care -- 1.1%
Kimberly-Clark
 Corporation                                 145,800           7,189,763
                                                             -----------

Drugs--0.5%
Pharmacia & Upjohn,
 Inc.                                         94,000           3,442,750
                                                             -----------

Electric Utilities -- 0.6%
SCANA Corporation                            130,500           3,906,844
                                                             -----------

Electrical Equipment & Electronics -- 3.9%
AMP, Incorporated                            156,700           6,581,400
General Electric
 Company                                     125,000           9,171,875
Honeywell Inc.                                76,000           5,206,000
Hubbell, Incorporated
 (Class B)                                    96,023           4,735,114
                                                             -----------
                                                              25,694,389
                                                             -----------
Energy -- 3.4%
Amoco Corporation                             74,000           6,299,250
Kerr-McGee
 Corporation                                  43,500           2,754,094
Mobil Corporation                             70,000           5,053,125
Teco Energy, Inc.                            117,000           3,290,625
Unocal Corporation                           130,000           5,045,625
                                                             -----------
                                                              22,442,719
                                                             -----------
Financial Services -- 0.8%
American Express
 Company                                      56,500           5,042,625
                                                             -----------

Foods -- 2.3%
Archer-Daniels-Midland
 Company                                     180,600           3,916,763
ConAgra, Inc.                                148,400           4,869,375
CPC International, Inc.                       61,000           6,572,750
                                                             -----------
                                                              15,358,888
                                                             -----------

Forest Products & Paper -- 1.1%
Westvaco Corporation                         101,500           3,190,906
Weyerhaeuser Company                          84,600           4,150,688
                                                             -----------
                                                               7,341,594
                                                             -----------

Hardware & Tools -- 0.6%
The Stanley Works                             77,000           3,633,438
                                                             -----------

                                                                     (Continued)


   The accompanying notes are an integral part of the financial statements.

                                            Number of
                                              Shares            Market Value
                                              ------            ------------
Healthcare -- 3.7%
Becton, Dickinson and
 Company                                       102,000         $  5,100,000
Bristol-Myers Squibb
 Company                                       123,000           11,638,875
Schering-Plough Corp.                          119,600            7,430,150
                                                               ------------
                                                                 24,169,025
                                                               ------------

Industrial Distribution -- 0.7%
WW Grainger, Inc.                               48,000            4,665,000
                                                               ------------
Industrial Transportation -- 1.5%
Burlington Northern
 Santa Fe Corp.                                 51,900            4,823,456
Norfolk Southern
 Corporation                                   167,200            5,151,850
                                                               ------------
                                                                  9,975,306
                                                               ------------

Insurance -- 4.3%
American General
 Corporation                                    70,000            3,784,375
Jefferson-Pilot
 Corporation                                    39,250            3,056,594
Marsh & McLennan
 Companies, Inc.                               100,000            7,456,250
MBIA, Inc.                                     103,000            6,881,688
SAFECO Corporation                             139,000            6,776,250
                                                               ------------
                                                                 27,955,157
                                                               ------------

Machinery & Components -- 0.9%
Dover Corporation                              124,000            4,479,500
Parker-Hannifin
 Corporation                                    38,000            1,743,250
                                                               ------------
                                                                  6,222,750
                                                               ------------

Manufacturing -- 0.9%
Armstrong World
 Industries, Inc.                               61,000            4,559,750
Pall Corporation                                49,800            1,030,238
                                                               ------------
                                                                  5,589,988
                                                               ------------

Miscellaneous -- 0.9%
Harsco Corporation                              69,000            2,975,625
Minnesota Mining &
 Manufacturing
 Company                                        34,200            2,806,538
                                                               ------------
                                                                  5,782,163
                                                               ------------

Oil & Gas--1.1%
ENI SPA, Sponsored
 ADR                                            55,400            3,161,263
Occidental Petroleum
 Corporation                                   128,500            3,766,656
                                                               ------------
                                                                  6,927,919
                                                               ------------

Photography -- 0.5%
Eastman Kodak
 Company                                        59,200            3,600,100
                                                               ------------

Publishing & Printing -- 1.4%
The McGraw-Hill
 Companies, Inc.                                89,000            6,586,000
R.R. Donnelley & Sons
 Company                                        75,500            2,812,375
                                                               ------------
                                                                  9,398,375
                                                               ------------

Retail-- 1.5%
The May Department
 Stores Company                                 98,500            5,189,719
Sears Roebuck and Co.                           98,000            4,434,500
                                                               ------------
                                                                  9,624,219
                                                               ------------

Retail-Grocery -- 1.8%
Albertson's, Inc.                              169,100            8,011,113
American Stores
 Company                                       185,000            3,804,063
                                                               ------------
                                                                 11,815,176
                                                               ------------

Telecommunications -- 0.9%
GTE Corporation                                116,000            6,061,000
                                                               ------------

Telephone Utilities -- 1.6%
Ameritech Corporation                           44,500            3,582,250
Frontier Corporation                           159,500            3,837,969
Southern New England
 Telecommunications
 Corporation                                    57,100            2,872,844
                                                               ------------
                                                                 10,293,063
                                                               ------------

Tobacco -- 1.4%
Fortune Brands, Inc.                           105,400            3,906,388
UST Inc.                                       136,800            5,053,050
                                                               ------------
                                                                  8,959,438
                                                               ------------
TOTAL EQUITIES                                                 $371,291,127
(Cost $236,958,405)                                            ------------



                                              Principal
                                               Amount            Market Value
                                               ------            ------------
BONDS & NOTES -- 15.2%
ASSET BACKED SECURITIES -- 1.1%
California
 Infrastructure PG&E
 1,1997-1, Class A4
 6.160% 6/25/2003                              300,000              301,146
California
 Infrastructure PG&E
 1,1997-1, Class A6
 6.320% 9/25/2005                              150,000              151,307
California
 Infrastructure SCE-
 1,1997-1, Class A3
 6.170% 3/25/2003                              200,000              200,746
California
 Infrastructure
 SCE-1,1997-1,
 Class AS
 6.280% 9/25/2005                              150,000              150,707
California
 Infrastructure
 SDG&E-1,1997-1,
 Class AS
 6.190% 9/25/2005                              100,000              100,308
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000                            1,000,000            1,004,120
Caterpillar Financial
 Asset Trust, 1997-B,
 Class A3
 6.160% 9/25/2003                            1,000,000              998,000
Chase Manhattan RV
 Owner Trust 1997-A,
 Class A7
 6.140% 10/16/2006                           1,000,000            1,001,180
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999                             159,393              160,588
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001                            1,000,000            1,003,750
Metlife Capital
 Equipment Loan Trust
 Series 1997-A,
 Class A
 6.850% 5/20/2008                              500,000              515,175
Railcar Trust No.
 1992-1
 7.750% 6/01/2004                              367,765              386,304
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class Al
 6.300% 6/25/2002                            1,130,249            1,131,300
                                                               ------------

TOTAL ASSET BACKED
SECURITIES                                                        7,104,631
(Cost $7,073,371)                                              ------------

CORPORATE DEBT -- 7.4%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006                            1,000,000            1,061,710
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009                              990,374            1,005,586

                                                                     (Continued)


   The accompanying notes are an integral part of the financial statements.

                                  Principal
                                   Amount        Market Value
                                   ------        ------------

American Airlines
 1994-A Pass-Through
 Trusts, Class A4
 9.780% 11/26/2011                $979,852         $1,173,618
AMR Corporation
 9.000% 8/01/2012                  500,000            593,255
Analog Devices, Inc.
 6.625% 3/01/2000                  500,000            502,960
Archer-Daniels-Midland
 Company
 6.750% 12/15/2027                 350,000            350,606
Associates Corporation
 of North America
 6.500% 8/15/2002                  500,000            504,850
Associates Corporation
 of North America
 6.750% 8/01/2001                1,000,000          1,016,370
Barrick Gold
 Corporation
 7.500% 5/01/2007                1,000,000          1,051,570
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/04/2000                1,000,000          1,012,590
BHP Finance (USA)
 Limited
 6.420% 3/01/2026                1,000,000          1,002,710
Carlisle Companies
 Incorporated
 7.250% 1/15/2007                  500,000            518,220
Celulosa Arauco
 Constitucion
 6.950% 9/15/2005                  500,000            499,555
Champion International
 Corporation
 6.400% 2/15/2026                1,000,000            994,090
The Charles Schwab
 Corporation
 6.250% 1/23/2003                1,000,000            997,370
The CIT Group
 Holdings, Inc.
 6.375% 10/01/2002               1,000,000          1,002,410
CITGO Petroleum
 Corporation
 7.875% 5/15/2006                  250,000            262,125
Comcast Cable
 Communications, Inc.
 8.375% 5/01/2007                  750,000            835,275
Continental Airlines,
 Inc., Series 1996-2B
 8.560% 1/02/2016                  486,053            552,876
Continental Airlines,
 Inc., Series 1996-B
 7.820% 4/15/2015                  490,196            528,279

Crown Cork & Seal
 Company Inc.
 6.750% 12/15/2003              $1,000,000         $1,012,500
CSX Corporation
 7.250% 5/01/2027                1,200,000          1,318,608
Delta Air Lines, Inc.,
 1992, Series C
 8.540% 1/02/2007                  419,455            445,944
English China Clays
 Delaware Inc.
 7.375% 10/01/2002                 500,000            518,725
ERAC USA Finance
 Company 144A
 6.950% 1/15/2006                  500,000            512,100
FBG Finance Limited
 144A
 7.875% 6/01/2016                1,000,000          1,100,830
Fletcher Challenge Ltd.
 7.750% 6/20/2006                  500,000            528,710
Foodbrands America,
 Inc.
 10.750% 5/15/2006               1,000,000          1,164,150
General American
 Transportation
 Corporation
 6.750% 3/01/2006                1,000,000          1,010,880
General Electric
 Capital Corporation
 6.500% 11/01/2006                 250,000            253,935
General Mills, Inc.
 8.900% 6/15/2006                  500,000            580,360
The Goldman Sachs
 Group, L.P 144A
 6.200% 2/15/2001                1,000,000          1,003,330
GTE Corporation
 9.100% 6/01/2003                  375,000            419,903
Hershey Foods
 Corporation
 7.200% 8/15/2027                1,000,000          1,063,100
Hilton Hotels
 Corporation
 7.000% 7/15/2004                1,000,000          1,014,930
Interpool, Inc.
 7.350% 8/01/2007                  500,000            500,130
Korea Development
 Bank
 7.375% 9/17/2004                  350,000            280,074
Leucadia National
 Corporation
 7.750% 8/15/2013                1,000,000          1,034,210
Lockheed Martin
 Corporation
 7.700% 6/15/2008                1,000,000          1,081,720

MAPCO Inc.
 7.250% 3/01/2009               $1,000,000         $1,043,110
Millipore Corporation
 7.500% 4/01/2007                1,000,000          1,054,740
Mobil Corporation
 8.625% 8/15/2021                1,000,000          1,250,890
Morgan Stanley Group,
 Inc.
 6.875% 3/01/2007                  500,000            510,875
Newmont Mining
 Corporation
 8.625% 4/01/2002                1,000,000          1,074,130
News America
 Holdings Incorporated
 9.250% 2/01/2013                1,000,000          1,191,090
Norfolk Southern
 Corporation
 7.050% 5/01/2037                1,350,000          1,426,869
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005                1,000,000          1,021,060
Petroleum Geo-
 Services ASA
 7.500% 3/31/2007                  250,000            264,563
Raytheon Company
 6.750% 8/15/2007                  500,000            510,085
Rite Aid Corporation
 6.700% 12/15/2001                 500,000            505,340
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003                1,000,000          1,030,500
Scholastic Corporation
 7.000% 12/15/2003               1,000,000          1,026,180
Thomas & Betts
 Corporation
 8.250% 1/15/2004                  500,000            544,040
Time Warner Inc.
 7.750% 6/15/2005                1,000,000          1,054,740
Time Warner Inc.
 Pass-Thru Asset
 Trust 1997-1 144A
 6.100% 12/30/2001                 750,000            734,865
US Air, Inc., Class B
 7.500% 10/15/2009                 475,140            497,116
The US West Capital
 Funding, Inc.
 6.850% 1/15/2002                1,000,000          1,011,260
Valero Pass-Through
 Asset Trust
 1997-1 144A
 6.750% 12/15/2002                 500,000            502,455
WorldCom, Inc.
 7.750% 4/01/2007                  500,000            536,945

                                                   (Continued)


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                     Amount       Market Value
                                                     ------       ------------

WorldCom, Inc.
 9.375% 1/15/2004                                 $    435,000     $   460,565
W.R. Grace & Co.
 8.000% 8/15/2004                                    1,000,000       1,082,040
                                                                   -----------
TOTAL CORPORATE DEBT                                                48,643,622
                                                                   -----------
(Cost $46,114,710)

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 3.6%
Federal Home Loan Mortgage Corporation
(FHLMC) -- 0.2%
Collateralized Mortgage Obligations -- 0.1%
FHLMC Series 1322
 Class G
 7.500% 2/15/2007                                    1,000,000       1,026,560
                                                                   -----------
Pass-Through Securities -- 0.1%
FHLMC
 9.000% 3/01/2017                                      150,112         160,760
                                                                   -----------
                                                                     1,187,320
                                                                   -----------

Federal National Mortgage Association
(FNMA) -- 0.8%
Collateralized Mortgage Obligations -- 0.7%
FNMA Series 1993-
 134 Class GA
 6.500% 2/25/2007                                    1,000,000       1,007,500
FNMA Series 1993-
 191 Class PD
 5.400% 3/25/2004                                      827,045         822,910
FNMA Series 1993-
 221 Class D
 6.000% 12/25/2008                                  1,000,000          985,930
FNMA Series 1996-54
 Class C
 6.000% 9/25/2008                                   2,000,000        1,954,140
                                                                   -----------
                                                                     4,770,480
                                                                   -----------

Pass-Through Securities -- 0.1%
FNMA
 8.000% 5/01/2013                                     385,311          393,067
                                                                   -----------
                                                                     5,163,547
                                                                   -----------

Government National Mortgage Association
(GNMA) -- 1.8%
Pass-Through Securities
GNMA
 5.500% 10/20/2027 -
        11/20/2027                                  1,863,751        1,867,255
GNMA
 6.000% 5/20/2027                                   2,431,322        2,477,663
GNMA
 7.000% 8/15/2023 -
        10/15/2023                                    990,000        1,001,445


GNMA
 7.500% 10/15/2006 -
        6/15/2017                                   2,575,523        2,667,548
GNMA
 8.000% 11/15/2004-
         1/15/2009                                  2,811,429        2,952,279
 GNMA
 9.000% 12/15/2008 -
         5/15/2009                                    479,372          520,549
                                                                   -----------
                                                                    11,486,739
                                                                   -----------

U.S. Government Guaranteed Notes -- 0.8%
1991-A Fairfax
 County, VA
 8.740% 8/01/2001                                     200,000          215,500
1991-A Jefferson
 Park, CA
 8.740% 8/01/2001                                   1,740,000        1,874,850
1991-A Monroe
 County, NY
 8.740% 8/01/2001                                     500,000          538,750
1991-A Rochester, NY
 8.740% 8/01/2001                                      60,000           64,650
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A
 8.240% 8/01/2002                                   3,000,000        3,259,770
                                                                   -----------
                                                                     5,953,520
                                                                   -----------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                                  23,791,126
                                                                   -----------
(Cost $22,913,562)

U.S. TREASURY OBLIGATIONS -- 3.1%
U.S. Treasury Bonds -- 2.2%
U.S. Treasury Bond
 7.250% 5/15/2016                                   6,000,000        6,834,360
U.S. Treasury Bond
 8.750% 5/15/2017                                   6,000,000        7,866,540
                                                                   -----------
                                                                    14,700,900
                                                                   -----------

U.S. Treasury Note -- 0.5%
U.S. Treasury Note
 7.125% 2/29/2000                                   3,000,000        3,086,730
                                                                   -----------

U.S. Treasury Strips -- 0.4%
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/1999                                   2,250,000        2,114,055
U.S. Treasury Strip -- Principal Only
 0.000% 8/15/2015                                     700,000          243,866
                                                                   -----------
                                                                     2,357,921
                                                                   -----------

TOTAL U.S. TREASURY
OBLIGATIONS                                                         20,145,551
                                                                    ----------
(Cost $18,769,405)

TOTAL BONDS & NOTES                                                 99,684,930
                                                                    ----------
(Cost $94,871,048)


SHORT-TERM INVESTMENTS -- 28.9%
Commercial Paper
Aristar, Inc.
 5.970% 2/13/1998                                   6,315,000        6,269,970
Boston Scientific
 Corporation
 5.940% 1/12/1998                                   5,300,000        5,290,381
Carter Holt Harvey
 Limited
 5.750% 1/16/1998                                   5,253,000        5,240,415
Carter Holt Harvey
 Limited
 6.000% 2/05/1998                                   3,600,000        3,579,000
Comdisco, Inc.
 5.750% 1/07/1998                                   5,285,000        5,279,935
Comdisco, Inc.
 5.750% 1/23/1998                                   4,515,000        4,499,135
Comdisco, Inc.
 5.770% 1/21/1998                                   3,430,000        3,419,005
Comdisco, Inc.
 5.830% 1/29/1998                                   4,030,000        4,011,726
Comdisco, Inc.
 6.000% 1/08/1998                                   4,735,000        4,729,476
Cox Enterprises, Inc.
 5.770% 1/28/1998                                   4,600,000        4,580,094
Cox Enterprises, Inc.
 5.900% 2/06/1998                                   1,935,000        1,923,584
Crown Cork & Seal
 Company Inc.
 6.070% 3/31/1998                                   6,140,000        6,049,682
CSX Corporation
 5.820% 1/13/1998                                   3,035,000        3,029,112
CSX Corporation
 5.980% 2/03/1998                                   4,000,000        3,978,073
Dana Credit
 Corporation
 6.100% 3/05/1998                                   3,815,000        3,774,275
Dominion Resources,
 Inc.
 5.720% 1/14/1998                                   5,000,000        4,989,672
Dominion Resources,
 Inc.
 5.780% 1/26/1998                                   5,250,000        5,228,927
Echlin, Inc.
 5.900% 2/23/1998                                   2,410,000        2,389,066
Echlin, Inc.
 6.000% 2/02/1998                                   4,275,000        4,252,200
Federal Signal Corp.
 5.720% 1/15/1998                                   3,760,000        3,751,636
Federal Signal Corp.
 7.300% 1/02/1998                                   4,315,000        4,314,125
Humana, Inc.
 5.980% 1/09/1998                                   5,270,000        5,262,997



                                                                     (Continued)


    The accompanying notes are an integral part of the financial statements.

                               Principal
                                Amount          Market Value
                                ------          ------------
Humana, Inc.
 6.020% 1/06/1998             $3,965,000         $3,961,685
Illinois Power
 Company
 5.960% 2/17/1998              2,990,000          2,966,734
International Paper
 Company
 5.920% 2/10/1998              3,070,000          3,049,806
Lockheed Martin
 Corporation
 5.850% 3/13/1998              6,450,000          6,374,311
Mallinckrodt Group
 Inc.
 6.030% 2/11/1998              5,000,000          4,965,663
ORIX Credit Alliance,
 Inc.
 6.100% 2/20/1998              4,000,000          3,966,111
ORIX Credit Alliance,
 Inc.
 6.130% 3/02/1998              2,845,000          2,816,787
ORIX Credit Alliance,
 Inc.
 6.150% 3/16/1998              3,370,000          3,328,783
ORIX Credit Alliance,
 Inc.
 7.000% 1/13/1998                450,000            448,950
Public Service
 Electric and Gas
 Company
 5.800% 1/20/1998              5,000,000          4,984,695
Public Service
 Electric and Gas
 Company
 5.800% 1/30/1998              5,235,000          5,210,541
Ryder System, Inc.
 6.050% 2/27/1998              7,025,000          6,957,706
Ryder System, Inc.
 6.080% 2/24/1998              2,585,000          2,561,425
Ryder System, Inc.
 6.150% 2/18/1998              3,935,000          3,902,733
Textron Financial
 Corporation
 5.980% 3/20/1998                575,000            578,792
Textron Financial
 Corporation
 6.000% 1/05/1998              5,740,000          5,736,173
Textron Financial
 Corporation
 6.100% 1/02/1998              5,100,000          5,099,136
Tyson Foods, Inc.
 5.810% 1/27/1998              4,845,000          4,824,670
Tyson Foods, Inc.
 5.980% 2/12/1998              4,865,000          4,831,059
Union Pacific
 Corporation
 6.000% 2/09/1998              5,455,000          5,419,543
Union Pacific
 Corporation
 6.070% 4/30/1998              2,275,000          2,230,255
UOP
 5.850% 1/22/1998              6,525,000          6,502,733
UOP
 6.200% 2/04/1998              2,890,000          2,873,077
                                               -------------

TOTAL SHORT-TERM
INVESTMENTS                                     189,433,854
                                               =============
(Cost $189,418,921)

TOTAL INVESTMENTS -- 100.7%                     660,409,911
(Cost $521,248,374)+

Other Assets/
(Liabilities) - (0.7%)                           (4,796,780)
                                               -------------
NET ASSETS -- 100.0%                           $655,613,131
                                               =============

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


The accompanying notes are an integral part of the financial statements.

MassMutual Balanced Fund - Financial Statements


Statement of
Assets and
Liabilities


                                                                   December 31, 1997
                                                                   ----------------
Assets:
   Investments, at value (cost $331,829,453) (Note 2) ...........      $470,976,057
   Short-term investments, at value (cost $189,418,921) (Note 2).       189,433,854
                                                                   ----------------
     Total Investments ..........................................       660,409,911
   Cash .........................................................             1,001
   Receivables from:
     Investments sold ...........................................         1,709,145
     Fund shares sold ...........................................         1,081,911
     Interest and dividends .....................................         2,153,880
                                                                   ----------------
       Total assets .............................................       665,355,848
                                                                   ----------------
Liabilities:
   Payables for:
     Investments purchased ......................................         1,385,886
     Fund shares redeemed .......................................         8,018,295
     Directors' fees and expenses (Note 3) ......................             5,867
     Affiliates (Note 3):
       Investment management fees ...............................           271,183
       Administration fees ......................................            47,263
       Service and distribution fees ............................               312
   Accrued expenses and other liabilities .......................            13,911
                                                                   ----------------
       Total liabilities ........................................         9,742,717
                                                                   ----------------
   Net assets ...................................................      $655,613,131
                                                                   ================
Net assets consist of:
   Paid-in capital ..............................................      $510,255,546
   Accumulated net realized gain on investments .................         6,196,048
   Net unrealized appreciation on investments
       and forward commitments ..................................       139,161,537
                                                                   ----------------
                                                                       $655,613,131
                                                                   ================
Net assets:
   Class 1 ......................................................      $    156,975
                                                                   ================
   Class 2 ......................................................      $    159,724
                                                                   ================
   Class 3 ......................................................      $    161,227
                                                                   ================
   Class S ......................................................      $655,135,205
                                                                   ================

Shares outstanding:
   Class 1 ......................................................            11,560
                                                                   ================
   Class 2 ......................................................            11,735
                                                                   ================
   Class 3 ......................................................            11,820
                                                                   ================
   Class S ......................................................        48,223,502
                                                                   ================

Net asset value, offering price and
      redemption price per share:
   Class 1 ......................................................      $      13.58
                                                                   ================
   Class 2 ......................................................      $      13.61
                                                                   ================
   Class 3 ......................................................      $      13.64
                                                                   ================
   Class S ......................................................      $      13.59
                                                                   ================

   The accompanying notes are an integral part of the financial statements.

Statement of
Operations

                                                                   Year ended
                                                               December 31, 1997
                                                               -----------------
Investment income:
   Interest ..................................................    $  18,009,660
   Dividends .................................................        7,554,347
                                                               -----------------
     Total investment income .................................       25,564,007
                                                               -----------------
Expenses (Note 1):
   Investment management fees (Note 3) .......................        2,799,328
   Custody fees ..............................................           66,289
   Audit and legal fees ......................................           14,611
   Directors' fees (Note 3) ..................................           21,362
   Fees waived by the investment manager (Note 3) ............          (74,994)
                                                               -----------------
                                                                      2,826,596
   Administration fees (Note 3):
     Class 1 .................................................              832
     Class 2 .................................................              770
     Class 3 .................................................              482
     Class S .................................................          525,386
   Distribution and service fees (Note 3):
     Class 1 .................................................              947
     Class 2 .................................................              222
                                                               -----------------
       Net expenses ..........................................        3,355,235
                                                               -----------------
       Net investment income .................................       22,208,772
                                                               -----------------
Realized and unrealized gain (loss):
   Net realized gain on investment transactions and forward
     commitments .............................................       30,475,696
   Net change in unrealized appreciation (depreciation) on
     investments and forward commitments .....................       53,068,589
                                                               -----------------
       Net realized and unrealized gain ......................       83,544,285
                                                               -----------------
   Net increase in net assets resulting from operations ......    $ 105,753,057
                                                               =================

   The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                       Year ended           Year ended
                                                                    December 31, 1997    December 31, 1996
                                                                    -----------------    -----------------
Increase(Decrease) in Net Assets:
Operations:
   Net investment income ..........................................     $  22,208,772        $  19,347,629
   Net realized gain on investment transactions
     and forward commitments ......................................        30,475,696            8,885,806
   Net change in unrealized appreciation (depreciation) on
     investments and forward commitments ..........................        53,068,589           33,108,845
                                                                    -----------------    -----------------
     Net increase in net assets resulting from operations .........       105,753,057           61,342,280
                                                                    -----------------    -----------------
Distributions to shareholders (Note 2):
   From net investment income:
   Class 1 ........................................................            (3,540)              (3,204)
   Class 2 ........................................................            (4,381)              (4,068)
   Class 3 ........................................................            (4,913)              (4,538)
   Class S ........................................................       (22,163,635)         (19,441,756)
                                                                    -----------------    -----------------
     Total distributions from net investment income ...............       (22,176,469)         (19,453,566)
                                                                    -----------------    -----------------
   From net realized gains:
   Class 1 ........................................................            (6,158)              (1,969)
   Class 2 ........................................................            (6,204)              (1,970)
   Class 3 ........................................................            (6,230)              (1,972)
   Class S ........................................................       (26,240,454)          (7,883,759)
                                                                    -----------------    -----------------
     Total distributions from net realized gains ..................       (26,259,046)          (7,889,670)
                                                                    -----------------    -----------------
Net fund share transactions (Note 5):
   Class 1 ........................................................             9,696              (49,367)
   Class 2 ........................................................            10,600                6,038
   Class 3 ........................................................            11,159                6,510
   Class S ........................................................        34,578,286           72,536,092
                                                                    -----------------    -----------------
     Increase in net assets from net fund share transactions ......        34,609,741           72,499,273
                                                                    -----------------    -----------------
   Total increase in net assets ...................................        91,927,283          106,498,317

Net assets:
   Beginning of period ............................................       563,685,848          457,187,531
                                                                    -----------------    -----------------
   End of period (including undistributed net investment income
     of $0 and $26,102, respectively) .............................     $ 655,613,131        $ 563,685,848
                                                                    =================    =================

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                  Class 1
                                                                                                  -------
                                                                         Year ended     Year ended      Year ended     Period ended
                                                                          12/31/97       12/31/96        12/31/95       12/31/94(**)
                                                                         ----------     ----------      ----------     ----------
Net asset value, beginning of period                                     $   12.35      $   11.50       $    9.94      $   10.00
                                                                         ----------     ----------      ----------     ----------
Income (loss) from investment operations:
  Net investment income                                                       0.33           0.34            0.28           0.06
  Net realized and unrealized gain (loss) on investments                      1.80           1.01            1.70          (0.06)
                                                                         ----------     ----------      ----------     ----------
  Total income (loss) from investment operations                              2.13           1.35            1.98             --
                                                                         ----------     ----------      ----------     ----------
Less distributions to shareholders:
  From net investment income                                                 (0.33)         (0.31)          (0.33)         (0.06)
  From net realized gains                                                    (0.57)         (0.19)          (0.09)            --
                                                                         ----------     ----------      ----------     ----------
    Total distributions                                                      (0.90)         (0.50)          (0.42)         (0.06)
                                                                         ----------     ----------      ----------     ----------
Net asset value, end of period                                           $   13.58      $   12.35       $   11.50      $    9.94
                                                                         ==========     ==========      ==========     ==========
Total Return                                                                 17.28%         11.67%          19.92%          0.00%
Ratios/Supplemental Data:
Net assets, end of period (000s)                                         $     157      $     134       $     173      $     100
  Net expenses to average daily net assets#                                   1.68%          1.65%           1.65%          1.65%*
  Net investment income to average daily net assets                           2.43%          2.71%           3.03%          3.39%*
  Portfolio turnover rate                                                       28%            26%             23%             2%
  Average broker commission rate (a)                                     $  0.0579      $  0.0594              N/A            N/A
    #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
    Without this partial waiver of fees by MassMutual, the ratio
    of expenses to average daily net assets would have been:                  1.69%          1.69%            1.69%         1.71%*



                                                                                                  Class 2
                                                                                                  -------
                                                                         Year ended     Year ended      Year ended     Period ended
                                                                          12/31/97       12/31/96        12/31/95       12/31/94**
                                                                         ----------     ----------      ----------     ----------
Net asset value, beginning of period                                     $   12.37      $   11.53       $    9.95      $   10.00
                                                                         ----------     ----------      ----------     ----------
Income (loss) from investment operations:
  Net investment income                                                       0.40           0.39            0.39           0.06
  Net realized and unrealized gain (loss) on investments                      1.81           1.03            1.65          (0.04)
                                                                         ----------     ----------      ----------     ----------
  Total income (loss) from investment operations                              2.21           1.42            2.04           0.02
                                                                         ----------     ----------      ----------     ----------
Less distributions to shareholders:
  From net investment income                                                 (0.40)         (0.39)          (0.37)         (0.07)
  From net realized gains                                                    (0.57)         (0.19)          (0.09)            --
                                                                         ----------     ----------      ----------     ----------
     Total distributions                                                     (0.97)         (0.58)          (0.46)         (0.07)
                                                                         ----------     ----------      ----------     ----------
Net asset value, end of period                                           $   13.61      $   12.37       $   11.53      $    9.95
                                                                         ==========     ==========      ==========     ==========
Total Return                                                                 17.93%         12.25%          20.50%          0.17%
Ratios/Supplemental Data:
Net assets, end of period (000s)                                         $     160      $     135       $     121      $     100
  Net expenses to average daily net assets#                                   1.12%          1.10%           1.10%          1.10%*
  Net investment income to average daily net assets                           2.99%          3.23%           3.60%          3.94%*
  Portfolio turnover rate                                                       28%            26%             23%             2%
  Average broker commission rate (a)                                     $  0.0579      $  0.0594             N/A            N/A
    #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
    Without this partial waiver of fees by MassMutual, the ratio
    of expenses to average daily net assets would have been:                  1.14%          1.14%           1.14%          1.16%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.



   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                  Class 3
                                                                                                  -------
                                                                         Year ended     Year ended      Year ended     Period ended
                                                                          12/31/97       12/31/96        12/31/95       12/31/94(**)
                                                                         ----------     ----------      ----------     ----------
Net asset value, beginning of period                                     $   12.39      $   11.55      $     9.96      $   10.00
                                                                         ---------      ---------      ----------      ---------
Income (loss) from investment operations:
  Net investment income                                                       0.45           0.44            0.43           0.07
  Net realized and unrealized gain (loss) on investments                      1.82           1.02            1.66          (0.04)
                                                                         ----------     ----------      ----------     ----------
    Total income (loss) from investment operations                            2.27           1.46            2.09           0.03
                                                                         ----------     ----------      ----------     ----------
Less distributions to shareholders:
  From net investment income                                                 (0.45)         (0.43)          (0.41)         (0.07)
  From net realized gains                                                    (0.57)         (0.19)          (0.09)            --
                                                                         ----------     ----------      ----------     ----------
    Total distributions                                                      (1.02)         (0.62)          (0.50)         (0.07)
                                                                         ----------     ----------      ----------     ----------
Net asset value, end of period                                           $   13.64      $   12.39       $   11.55      $    9.96
                                                                         ==========     ==========      ==========     ==========
Total Return                                                                 18.37%         12.61%          20.96%          0.28%
Ratios / Supplemental Data:
  Net assets, end of period (000s)                                       $     161      $     136       $     121      $     100
  Net expenses to average daily net assets#                                   0.78%          0.75%           0.75%          0.75%(*)
  Net investment income to average daily net assets                           3.33%          3.60%           3.94%          4.32%(*)

  Portfolio turnover rate                                                       28%            26%             23%             2%
  Average broker commission rate (a)                                     $  0.0579      $  0.0594             N/A            N/A
    #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
    Without this partial waiver of fees by MassMutual, the ratio
    of expenses to average daily net assets would have been:                  0.79%          0.79%           0.79%          0.81%(*)



                                                                                                Class S (1)
                                                                                                -----------
                                                                         Year ended     Year ended      Year ended     Period ended
                                                                          12/31/97       12/31/96        12/31/95       12/31/94(**)
                                                                         ----------     ----------      ----------     ----------
Net asset value, beginning of period                                     $   12.34      $   11.51       $    9.92      $   10.00
                                                                         ----------     ----------      ----------     ----------
Income (loss) from investment operations:
  Net investment income                                                       0.48           0.46            0.44           0.11
  Net realized and unrealized gain (loss) on investments                      1.82           1.02            1.68          (0.08)
                                                                         ----------     ----------      ----------     ----------
    Total income (loss) from investment operations                            2.30           1.48            2.12           0.03
                                                                         ----------     ----------      ----------     ----------
Less distributions to shareholders:
  From net investment income                                                 (0.48)         (0.46)          (0.44)         (0.11)
  From net realized gains                                                    (0.57)         (0.19)          (0.09)            --
                                                                         ----------     ----------      ----------     ----------
    Total distributions                                                      (1.05)         (0.65)          (0.53)         (0.11)
                                                                         ----------     ----------      ----------     ----------
Net asset value, end of period                                           $   13.59      $   12.34       $   11.51      $    9.92
                                                                         ==========     ==========      ==========     ==========
Total Return@                                                                18.72%         12.83%          21.31%          0.29%
Ratios / Supplemental Data:
  Net assets, end of period (000s)                                       $ 655,135      $ 563,280       $ 456,773      $ 349,688
  Net expenses to average daily net assets#                                 0.5389%        0.5120%         0.5120%        0.5120%(*)
  Net investment income to average daily net assets                           3.57%          3.83%           4.18%          4.29%(*)
  Portfolio turnover rate                                                       28%            26%             23%             2%
  Average broker commission rate (a)                                     $  0.0579      $  0.0594             N/A            N/A
    #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
    Without this partial waiver of fees by MassMutual, the ratio
    of expenses to average daily net assets would have been:                0.5510%        0.5522%         0.5514%        0.5650%(*)


*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(1) Class S shares were previously designated as Class 4 shares.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


   The accompanying notes are an integral part of the financial statements.

MassMutual Value Equity Fund - Portfolio of Investments

Portfolio of Investments
December 31, 1997



                                            Number of
                                              Shares           Market Value
                                              ------           ------------

EQUITIES -- 97.1%

Aerospace & Defense -- 3.0%
Raytheon Company
 Class A                                      283,000         $ 13,955,438
Raytheon Company
 Class B                                      772,000           38,986,000
TRW Inc.                                      829,800           44,290,575
                                                              ------------
                                                                97,232,013
                                                              ------------

Apparel, Textiles & Shoes -- 1.0%
VF Corporation                                730,000           33,534,375
                                                              ------------
Automotive & Parts -- 4.7%
Ford Motor Company                            945,300           46,024,294
Genuine Parts
 Company                                    1,290,000           43,779,375
Goodyear Tire &
 Rubber Company                               955,000           60,761,875
                                                              ------------
                                                               150,565,544
                                                              ------------

Banking, Savings & Loans -- 7.5%
The Bank of New
 York Company,
 Incorporated                               1,140,000           65,906,250
Comerica, Incorporated                        450,000           40,612,500
CoreStates Financial
 Corp.                                        392,000           31,384,500
Norwest Corporation                           970,000           37,466,250
Pacific Century
 Financial Corporation                        979,400           24,240,150
Wachovia Corp.                                494,000           40,075,750
                                                              ------------
                                                               239,685,400
                                                              ------------

Beverages -- 1.2%
Brown-Forman
 Corporation (Class B)                        682,600           37,713,650
                                                              ------------

Chemicals -- 5.6%
Air Products and
 Chemicals, Inc.                              303,600           24,971,100
Engelhard Corporation                       1,179,500           20,493,813
E. I. du Pont de
 Nemours and Company                          550,000           33,034,375
The Lubrizol
 Corporation                                  571,200           21,063,000
Nalco Chemical
 Company                                      797,400           31,547,138
Rohm & Haas
 Company                                      503,000           48,162,240
                                                              ------------
                                                               179,271,666
                                                              ------------
Commercial Services -- 0.8%
Pinnacle West Capital
 Corporation                                  636,868           26,987,282
                                                              ------------

Computers & Office Equipment -- 8.5%
Electronic Data
 Systems Corporation                          930,000           40,861,875
Hewlett-Packard
 Company                                    1,020,000           63,750,000
International Business
 Machines Corporation                         582,000           60,855,375
Pitney Bowes, Inc.                            542,000           48,746,125
Xerox Corporation                             723,000           53,366,438
                                                              ------------
                                                               267,579,813
                                                              ------------

Containers -- 0.9%
Temple-Inland, Inc.                           525,000           27,464,063
                                                              ------------
Cosmetics & Personal Care -- 1.9%
Kimberly-Clark
 Corporation                                1,231,000           60,703,688
                                                              ------------

Drugs -- 0.9%
Pharmacia & Upjohn,
 Inc.                                         792,000           29,007,000
                                                              ------------

Electric Utilities -- 1.0%
SCANA Corporation                           1,090,600           32,649,838
                                                              ------------
Electrical Equipment & Electronics -- 6.6%
AMP, Incorporated                           1,213,000           50,946,000
General Electric
 Company                                    1,035,000           75,943,125
Honeywell Inc.                                630,000           43,155,000
Hubbell, Incorporated
 (Class B)                                    846,471           41,741,621
                                                              ------------
                                                               211,785,746
                                                              ------------
Energy -- 5.9%
Amoco Corporation                             615,000           52,351,875
Kerr-McGee
 Corporation                                  360,000           22,792,500
Mobil Corporation                             580,000           41,868,750
Teco Energy, Inc.                           1,000,000           28,125,000
Unocal Corporation                          1,090,000           42,305,625
                                                              ------------
                                                               187,443,750
                                                              ------------
Financial Services -- 1.3%
American Express
 Company                                      470,000           41,947,500
                                                              ------------

Foods---3.8%
Archer-Daniels-Midland
 Company                                    1,489,005           32,292,796
ConAgra, Inc.                               1,226,000           40,228,125
CPC International, Inc.                       462,500           49,834,375
                                                              ------------
                                                               122,355,296
                                                              ------------

Forest Products & Paper -- 1.9%
Westvaco Corporation                          855,000           26,879,063
Weyerhaeuser Company                          721,900           35,418,219
                                                              ------------
                                                                62,297,282
                                                              ------------

Hardware & Tools -- 0.9%
The Stanley Works                             639,000           30,152,813
                                                              ------------
Healthcare -- 6.2%
Becton, Dickinson and
 Company                                      922,800           46,140,000
Bristol-Myers Squibb
 Company                                    1,025,000           96,990,625
Schering-Plough Corp.                         907,200           56,359,800
                                                              ------------
                                                               199,490,425
                                                              ------------
                               (Continued)


   The accompanying notes are an integral part of the financial statements.


                                             Number of
                                              Shares          Market Value
                                              ------          ------------
Industrial Distribution -- 1.2%
WW Grainger, Inc.                              400,000       $   38,875,000
                                                             --------------

Industrial Transportation -- 2.6%
Burlington Northern
 Santa Fe Corp.                                432,200           40,167,588
Norfolk Southern
 Corporation                                 1,390,200           42,835,538
                                                             --------------
                                                                 83,003,126
                                                             --------------

Insurance -- 7.4%
American General
 Corporation                                   585,000           31,626,563
Jefferson-Pilot
 Corporation                                   337,000           26,243,875
Marsh & McLennan
 Companies, Inc.                               809,800           60,380,713
MBIA, Inc.                                     870,000           58,126,875
SAFECO Corporation                           1,140,000           55,575,000
                                                             --------------
                                                                231,953,026
                                                             --------------

Machinery & Components -- 1.7%
Dover Corporation                            1,080,000           39,015,000
Parker-Hannifin
 Corporation                                   317,000           14,542,375
                                                             --------------
                                                                 53,557,375
                                                             --------------
Manufacturing -- 1.5%
Armstrong World
 Industries, Inc.                              515,000           38,496,250
Pall Corporation                               426,200            8,817,013
                                                             --------------
                                                                 47,313,263
                                                             --------------

Miscellaneous -- 1.5%
Harsco Corporation                             600,000           25,875,000
Minnesota Mining &
 Manufacturing
 Company                                       279,700           22,952,881
                                                             --------------
                                                                 48,827,881
                                                             --------------
Oil & Gas -- 1.8%
ENI SPA, Sponsored
 ADR                                           464,200           26,488,413
Occidental Petroleum
 Corporation                                 1,067,000           31,276,438
                                                             --------------
                                                                 57,764,851
                                                             --------------

Photography -- 0.9%
Eastman Kodak
 Company                                       496,300           30,181,244
                                                             --------------

Publishing & Printing -- 2.4%
The McGraw-Hill
 Companies, Inc.                               740,000           54,760,000
R.R. Donnelley & Sons
 Company                                       630,000           23,467,500
                                                             --------------
                                                                 78,227,500
                                                             --------------

Retail -- 2.7%
The May Department
 Stores Company                                825,000           43,467,188
Sears Roebuck and Co.                          973,100           44,032,775
                                                             --------------
                                                                 87,499,963
                                                             --------------

Retail-Grocery -- 3.1%
Albertson's, Inc.                            1,414,000           66,988,250
American Stores
 Company                                     1,531,600           31,493,525
                                                             --------------
                                                                 98,481,775
                                                             --------------

Telecommunications -- 1.6%
GTE Corporation                                965,800           50,463,050
                                                             --------------
Telephone Utilities -- 2.7%
Ameritech Corporation                          372,000           29,946,000
Frontier Corporation                         1,319,000           31,738,438
Southern New England
 Telecommunications
 Corporation                                   480,400           24,170,125
                                                             --------------
                                                                 85,854,563
                                                             --------------

Tobacco -- 2.4%
Fortune Brands, Inc.                           961,300           35,628,181
UST Inc.                                     1,126,800           41,621,175
                                                             --------------
                                                                 77,249,356
                                                             --------------
TOTAL EQUITIES                                                3,107,119,117
(Cost $1,987,657,293)                                        --------------

                                            Principal
                                            Amount             Market Value
                                           ----------          ------------
SHORT-TERM INVESTMENTS -- 2.8%
Commercial Paper
Abbott Laboratories
 5.950% 1/13/1998                           $4,000,000           $3,992,067
Abbott Laboratories
 6.000% 1/09/1998                            7,000,000            6,990,665
AlliedSignal Inc.
 5.550% 6/12/1998                            5,000,000            4,866,125
AT&T Corp.
 5.690% 2/02/1998                            7,690,000            7,651,106
Caterpillar Financial
 Services Corp.
 5.520% 4/22/1998                            3,000,000            2,944,963
Caterpillar Financial
 Services Corp.
 5.550% 4/24/1998                            5,000,000            4,906,618
Coca-Cola Company,
 The
 5.660% 2/02/1998                           10,000,000            9,949,689
Eastman Kodak
 Company
 5.950% 1/15/1998                            2,983,000            2,976,098
Ford Motor Credit
 Company
 5.520% 4/20/1998                            5,000,000            4,909,924
IBM Credit
 Corporation
 5.720% 2/11/1998                            3,389,000            3,366,922
Motorola, Inc.
 5.700% 2/06/1998                            8,694,000            8,644,444
Procter & Gamble
 Company, The
 5.550% 4/14/1998                            7,000,000            6,880,835
Procter & Gamble
 Company, The
 5.600% 4/14/1998                            5,000,000            4,914,882
Sara Lee Corporation
 6.000% 1/07/1998                           11,000,000           10,989,000
Walt Disney Company,
 The
 5.550% 4/08/1998                            5,000,000            4,919,840
                                                             --------------

TOTAL SHORT-TERM
INVESTMENTS                                                      88,903,178
(Cost $88,947,350)                                           --------------

TOTAL INVESTMENTS -- 99.9%                                    3,196,022,295
(Cost $2,076,604,643)+

Other Assets/
(Liabilities) - 0.1%                                              2,422,343
                                                             --------------

NET ASSETS -- 100.0%                                         $3,198,444,638
                                                             ==============


Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


    The accompanying notes are an integral part of the financial statements.

MassMutual Value Equity Fund - Financial Statements

Statement of Assets and Liabilities


                                                                                 December 31, 1997
                                                                                 -----------------
Assets:
   Investments, at value (cost $1,987,657,293)(Note 2) .......................    $ 3,107,119,117
   Short-term investments, at value (cost $88,947,350) (Note 2) ..............         88,903,178
                                                                                  ---------------
     Total Investments .......................................................      3,196,022,295
   Cash ......................................................................              5,510
   Receivables from:
     Investments sold ........................................................         14,276,512
     Fund shares sold ........................................................          5,721,246
     Interest and dividends ..................................................          5,967,211
                                                                                  ---------------
       Total assets ............................................................    3,221,992,774
                                                                                  ---------------

Liabilities:
   Payables for:
     Investments purchased ...................................................         11,451,815
     Fund shares redeemed ....................................................         10,503,639
     Directors' fees and expenses (Note 3) ...................................              5,866
     Affiliates (Note 3):
       Investment management fees ............................................          1,298,717
       Administration fees ...................................................            226,696
       Service and distribution fees .........................................                387
   Accrued expenses and other liabilities ....................................             61,016
                                                                                  ---------------
       Total liabilities .....................................................         23,548,136
                                                                                  ---------------
   Net assets ................................................................    $ 3,198,444,638
                                                                                  ===============

Net assets consist of:
   Paid-in capital ...........................................................    $ 2,027,869,764
   Undistributed net investment income .......................................          1,297,337
   Accumulated net realized gain on investments ..............................         49,859,885
   Net unrealized appreciation on investments ................................      1,119,417,652
                                                                                  ---------------
                                                                                  $ 3,198,444,638
                                                                                  ===============

Net assets:
   Class 1 ...................................................................    $       196,012
                                                                                  ===============
   Class 2 ...................................................................    $       199,451
                                                                                  ===============
   Class 3 ...................................................................    $       201,310
                                                                                  ===============
   Class S ...................................................................    $ 3,197,847,865
                                                                                  ===============

Shares outstanding:
   Class 1 ...................................................................             11,555
                                                                                  ===============
   Class 2 ...................................................................             11,719
                                                                                  ===============
   Class 3 ...................................................................             11,813
                                                                                  ===============
   Class S ...................................................................        188,089,578
                                                                                  ===============

Net asset value, offering price and redemption price per share:
   Class 1 ...................................................................    $         16.96
                                                                                  ===============
   Class 2 ...................................................................    $         17.02
                                                                                  ===============
   Class 3 ...................................................................    $         17.04
                                                                                  ===============
   Class S ...................................................................    $         17.00
                                                                                  ===============

   The accompanying notes are an integral part of the financial statements.

Statement of Operations


                                                                                    Year ended
                                                                                 December 31, 1997
                                                                                 -----------------
Investment income:
   Dividends .................................................................    $    63,147,354
   Interest ..................................................................          7,971,314
                                                                                  ---------------
     Total investment income .................................................         71,118,668
                                                                                  ---------------

Expenses (Note 1):
   Investment management fees (Note 3) .......................................         13,063,454
   Custody fees ..............................................................            257,635
   Audit and legal fees ......................................................             67,121
   Directors' fees (Note 3) ..................................................             21,361
   Fees waived by the investment manager (Note 3) ............................           (391,015)
                                                                                  ---------------
                                                                                       13,018,556

   Administration fees (Note 3):
     Class 1  ................................................................              1,025
     Class 2  ................................................................                951
     Class 3  ................................................................                602
     Class S .................................................................          2,592,022
   Distribution and service fees (Note 3):
     Class 1  ................................................................              1,146
     Class 2  ................................................................                268
                                                                                  ---------------
     Net expenses ............................................................         15,614,570
                                                                                  ---------------
     Net investment income ...................................................         55,504,098
                                                                                  ---------------

Realized and unrealized gain (loss):
   Net realized gain on investment transactions ..............................        263,910,119
   Net change in unrealized appreciation (depreciation)
     on investments ..........................................................        407,559,726
                                                                                  ---------------
     Net realized and unrealized gain ........................................        671,469,845
                                                                                  ---------------
   Net increase in net assets resulting from operations.......................    $   726,973,943
                                                                                  ===============

   The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets


                                                                                    Year ended        Year ended
                                                                                December 31, 1997  December 31, 1996
                                                                                -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income .....................................................   $    55,504,098    $    55,712,269
   Net realized gain on investment transactions ..............................       263,910,119         74,040,546
   Net change in unrealized appreciation (depreciation)
     on investments ..........................................................       407,559,726        296,454,766
                                                                                 ---------------    ---------------
   Net increase in net assets resulting from operations ......................       726,973,943        426,207,581
                                                                                 ---------------    ---------------

Distributions to shareholders (Note 2):
   From net investment income:
   Class 1 ...................................................................            (1,299)            (1,849)
   Class 2 ...................................................................            (2,285)            (2,628)
   Class 3 ...................................................................            (2,920)            (3,152)
   Class S ...................................................................       (54,611,119)       (55,920,646)
                                                                                 ---------------    ---------------
     Total distributions from net investment income ..........................       (54,617,623)       (55,928,275)
                                                                                 ---------------    ---------------

   From net realized gains:
   Class 1 ...................................................................           (13,946)            (4,035)
   Class 2 ...................................................................           (14,077)            (4,054)
   Class 3 ...................................................................           (14,146)            (4,061)
   Class S ...................................................................      (228,186,420)       (64,653,761)
                                                                                 ---------------    ---------------
     Total distributions from net realized gains .............................      (228,228,589)       (64,665,911)
                                                                                 ---------------    ---------------

Net fund share transactions (Note 5):
   Class 1 ...................................................................            15,245              5,884
   Class 2 ...................................................................            16,362              6,682
   Class 3 ...................................................................            17,066              7,213
   Class S ...................................................................       268,059,999         54,936,919
                                                                                 ---------------    ---------------
     Increase in net assets from net fund share transactions .................       268,108,672         54,956,698
                                                                                 ---------------    ---------------
     Total increase in net assets ............................................       712,236,403        360,570,093

Net assets:
   Beginning of period .......................................................     2,486,208,235      2,125,638,142
                                                                                 ---------------    ---------------
   End of period (including undistributed net investment income
     of $1,297,337 and $410,862, respectively) ...............................   $ 3,198,444,638    $ 2,486,208,235
                                                                                 ===============    ===============

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                 Class 1
                                                                                                 -------
                                                                         Year ended    Year ended    Year ended   Period ended
                                                                          12/31/97      12/31/96      12/31/95    12/31/94(**)
                                                                         ----------    ----------    ----------   ------------
Net asset value, beginning of period                                     $   14.44     $   12.63     $    9.92     $   10.00
                                                                         ----------    ----------    ----------    ----------

Income (loss) from investment operations:
 Net investment income                                                        0.13          0.17          0.18          0.04
 Net realized and unrealized gain (loss) on investments                       3.81          2.21          2.81         (0.08)
                                                                         ----------    ----------    ----------    ----------
  Total income (loss) from investment operations                              3.94          2.38          2.99         (0.04)
                                                                         ----------    ----------    ----------    ----------
 Less distributions to shareholders:
  From net investment income                                                 (0.12)        (0.18)        (0.18)        (0.04)
  From net realized gains                                                    (1.30)        (0.39)        (0.10)           --
                                                                         ----------    ----------    ----------    ----------
   Total distributions                                                       (1.42)        (0.57)        (0.28)        (0.04)
                                                                         ----------    ----------    ----------    ----------
  Net asset value, end of period                                         $   16.96     $   14.44     $   12.63     $    9.92
                                                                         ==========    ==========    ==========    ==========
  Total Return                                                               27.56%        18.83%        30.10%        (0.39)%
  Ratios/Supplemental Data:
   Net assets, end of period (000s)                                      $     196     $     154     $     129     $      99
   Net expenses to average daily net assets#                                  1.68%         1.65%         1.65%         1.65%(*)
   Net investment income to average daily net assets                          0.77%         1.28%         1.58%         2.31%(*)
   Portfolio turnover rate                                                      20%           13%           16%            3%
   Average broker commission rate (a)                                    $  0.0579     $  0.0585           N/A           N/A
    #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
    Without this partial waiver of fees by MassMutual, the ratio
    of expenses to average daily net assets would have been:                  1.69%         1.69%         1.70%         1.71%(*)

                                                                                                 Class 2
                                                                                                 -------
                                                                         Year ended    Year ended    Year ended   Period ended
                                                                          12/31/97      12/31/96      12/31/95    12/31/94(**)
                                                                         ----------    ----------    ----------   ------------
   Net asset value, beginning of period                                  $   14.47     $   12.65     $    9.93     $   10.00
                                                                         ----------    ----------    ----------    ----------
   Income (loss) from investment operations:
    Net investment income                                                     0.22          0.25          0.24          0.05
    Net realized and unrealized gain (loss) on investments                    3.84          2.22          2.82         (0.07)
                                                                         ----------    ----------    ----------    ----------
     Total income (loss) from investment operations                           4.06          2.47          3.06         (0.02)
                                                                         ----------    ----------    ----------    ----------
  Less distributions to shareholders:
    From net investment income                                               (0.21)        (0.26)        (0.24)        (0.05)
    From net realized gains                                                  (1.30)        (0.39)        (0.10)           --
                                                                         ----------    ----------    ----------    ----------
    Total distributions                                                      (1.51)        (0.65)        (0.34)        (0.05)
                                                                         ----------    ----------    ----------    ----------
   Net asset value, end of period                                        $   17.02     $   14.47     $   12.65     $    9.93
                                                                         ==========    ==========    ==========    ==========
   Total Return                                                              28.34%        19.46%        30.80%        (0.22)%

   Ratios/Supplemental Data:
    Net assets, end of period (000s)                                     $     199     $     155     $     130     $      99
    Net expenses to average daily net assets#                                 1.13%         1.10%         1.10%         1.10%(*)
    Net investment income to average daily net assets                         1.32%         1.82%         2.13%         2.86%(*)
    Portfolio turnover rate                                                     20%           13%           16%            3%
    Average broker commission rate (a)                                   $  0.0579     $  0.0585           N/A           N/A
     #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
     Without this partial waiver of fees by MassMutual, the ratio
     of expenses to average daily net assets would have been:                 1.14%         1.14%         1.15%         1.16%(*)

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commission paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                          Class 3
                                                                                          -------
                                                                   Year ended    Year ended    Year ended    Period ended
                                                                    12/31/97      12/31/96      12/31/95      12/31/94**
                                                                   ---------     ---------     ---------       ---------
Net asset value, beginning of period                               $   14.49     $   12.66     $    9.93       $   10.00
                                                                   ---------     ---------     ---------       ---------
Income (loss) from investment operations:
 Net investment income                                                  0.28          0.30          0.28            0.05
 Net realized and unrealized gain (loss) on investments                 3.84          2.23          2.83           (0.07)
                                                                   ---------     ---------     ---------       ---------
  Total income (loss) from investment operations                        4.12          2.53          3.11           (0.02)
                                                                   ---------     ---------     ---------       ---------
Less distributions to shareholders:
 From net investment income                                            (0.27)        (0.31)        (0.28)          (0.05)
 From net realized gains                                               (1.30)        (0.39)        (0.10)             --
                                                                   ---------     ---------     ---------       ---------
  Total distributions                                                  (1.57)        (0.70)        (0.38)          (0.05)
                                                                   ---------     ---------     ---------       ---------
Net asset value, end of period                                     $   17.04     $   14.49     $   12.66       $    9.93
                                                                   =========     =========     =========       =========
Total Return                                                           28.71%        19.92%        31.30%          (0.18)%
Ratios / Supplemental Data:
 Net assets, end of period (000s)                                  $     201     $     156     $     130       $      99
 Net expenses to average daily net assets#                              0.78%         0.75%         0.75%           0.75%*
 Net investment income to average daily net assets                      1.67%         2.17%         2.48%           3.23%*
 Portfolio turnover rate                                                  20%           13%           16%              3%
 Average broker commission rate (a)                                $  0.0579     $  0.0585           N/A             N/A
#Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
 Without this partial waiver of fees by MassMutual, the ratio
 of expenses to average daily net assets would have been:               0.80%         0.80%         0.80%           0.81%*

                                                                                          Class S (1)
                                                                                          -----------
                                                                   Year ended     Year ended     Year ended     Period ended
                                                                    12/31/97       12/31/96       12/31/95       12/31/94**
                                                                   ----------     ----------     ----------     ----------
Net asset value, beginning of period                               $    14.46     $    12.63     $     9.91     $    10.00
                                                                   ----------     ----------     ----------     ----------
Income (loss) from investment operations:
 Net investment income                                                   0.32           0.34           0.31           0.08
 Net realized and unrealized gain (loss) on investments                  3.83           2.22           2.82          (0.09)
                                                                   ----------     ----------     ----------     ----------
  Total income (loss) from investment operations                         4.15           2.56           3.13          (0.01)
                                                                   ----------     ----------     ----------     ----------
Less distributions to shareholders:
 From net investment income                                             (0.31)         (0.34)         (0.31)         (0.08)
 From net realized gains                                                (1.30)         (0.39)         (0.10)            --
                                                                   ----------     ----------     ----------     ----------
  Total distributions                                                   (1.61)         (0.73)         (0.41)         (0.08)
                                                                   ----------     ----------     ----------     ----------
Net asset value, end of period                                     $    17.00     $    14.46     $    12.63     $     9.91
                                                                   ==========     ==========     ==========     ==========
Total Return@                                                           29.01%         20.24%         31.54%         (0.10)%
Ratios / Supplemental Data:
 Net assets, end of period (000s)                                  $3,197,848     $2,485,743     $2,125,248     $1,563,563
 Net expenses to average daily net assets#                             0.5378%        0.5067%        0.5067%        0.5067%*
 Net investment income to average daily net assets                       1.91%          2.42%          2.72%          3.20%*
 Portfolio turnover rate                                                   20%            13%            16%             3%
 Average broker commission rate (a)                                $   0.0579     $   0.0585            N/A            N/A
#Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
 Without this partial waiver of fees by MassMutual, the ratio
 of expenses to average daily net assets would have been:              0.5512%        0.5534%        0.5528%        0.5681%*

* Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(1) Class S shares were previously designed as Class 4 shares.
 @ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they offered these charges.

   The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity - Portfolio of Investments
Portfolio of Investments
December 31, 1997


                                              Number of
                                               Shares          Market Value
                                               ------          ------------
EQUITIES -- 98.4%
Air Transportation -- 1.5%
Atlantic Southeast
Airlines, Inc.                                  365,600        $ 10,396,750
                                                               ------------
Automotive & Parts -- 4.2%
Excel Industries, Inc.                          192,500           3,477,031
Keystone Automotive
Industries, Inc o .                             241,900           5,745,125
Myers Industries, Inc.                          353,268           6,027,635
Titan Wheel
International, Inc.                             689,500          13,833,094
                                                               ------------
                                                                 29,082,885
                                                               ------------

Banking, Savings & Loans -- 13.2%
Astoria Financial
Corporation                                     245,900          13,708,925
Bank United Corp.
Class A                                         173,200           8,475,975
CCB Financial
Corporation                                     139,900          15,039,250
First Colorado
Bancorp, Inc.                                   254,500           6,044,375
First Republic Bank o                           250,100           7,987,569
Keystone Financial,
Inc.                                            221,150           8,901,288
One Valley Bancorp of
West Virginia, Inc.                             229,687           8,900,371
Sovereign Bancorp,
Inc.                                            431,080           8,944,910
Webster Financial
Corporation                                     198,000          13,167,000
                                                               ------------
                                                                 91,169,663
                                                               ------------

Beverages -- 0.9%
The Robert Mondavi
Corporation o                                   122,900           5,991,375
                                                               ------------

Building Materials & Construction -- 2.8%
Crossmann
Communities, Inc. o                             181,800           5,022,225
Group Maintenance
America Corp. o                                 508,400           8,547,475
Service Experts, Inc. o                         192,600           5,513,175
                                                               ------------
                                                                 19,082,875
                                                               ------------

Chemicals -- 2.3%
OM Group, Inc.                                  319,800        $ 11,712,675
Spartech Corporation                            288,700           4,366,588
                                                               ------------
                                                                 16,079,263
                                                               ------------
Communications -- 1.7%
True North
Communications, Inc.                            478,900          11,852,775
                                                               ------------
Computer Services -- 0.8%
Pomeroy Computer
Resources, Inc. o                               325,900           5,784,725
                                                               ------------

Computers & Office Equipment -- 1.1%
Cognex Corporation o                            285,900           7,790,775
                                                               ------------
Diversified Operations -- 0.3%
SPS Technologies, Inc. o                         50,000           2,181,250
                                                               ------------
Electrical Equipment & Electronics -- 7.0%
AFC Cable Systems,
Inc. o                                          177,575           5,282,856
Altron Incorporated o                           699,500           9,268,375
Belden, Inc.                                    293,700          10,352,925
Dallas Semiconductor
Corporation                                     345,800          14,091,350
Teleflex, Incorporated                          256,200           9,671,550
                                                               ------------
                                                                 48,667,056
                                                               ------------
Energy -- 1.1%
NGC Corporation                                 176,041           3,080,718
TNP Enterprises, Inc.                           130,100           4,325,825
                                                               ------------
                                                                  7,406,543
                                                               ------------

Financial Services -- 0.5%
Eaton Vance Corp.                                82,800           3,125,700
                                                               ------------
Foods -- 1.5%
International Home
Foods, Inc. o                                   120,100           3,362,800
Morrison Health Care,
Inc.                                            356,800           7,136,000
                                                               ------------
                                                                 10,498,800
                                                               ------------

Forest Products & Paper -- 1.9%
Wausau-Mosinee Paper
Corporation                                     654,363        $ 13,169,055
                                                               ------------
Gas Distribution -- 1.6%
WICOR, Inc.                                     233,000          10,819,938
                                                                -----------

Household Products -- 1.0%
Libbey Inc.                                     185,800           7,037,175
                                                                -----------
Industrial Transportation -- 3.3%
ABC Rail Products
Corporation o                                   445,000           8,900,000
Arnold Industries, Inc.                         363,800           6,275,550
The Greenbrier
Companies, Inc.                                 429,400           7,433,988
                                                               ------------
                                                                 22,609,538
                                                               ------------

Insurance -- 8.6%
ALLIED Group,
Incorporated                                    404,425          11,576,666
Capital RE Corp.                                202,000          12,536,625
Executive Risk, Inc.                            171,400          11,965,855
Highlands Insurance
Group, Inc. o                                   468,200          13,285,175
Nationwide Financial
Services, Inc. Class A                          146,400           5,288,700
State Auto Financial
Corporation                                     138,100           4,453,725
                                                               ------------
                                                                 59,106,746
                                                               ------------
Investment Management Services -- 0.6%
Conning Corporation o                           257,900           4,319,825
                                                               ------------

Leasing Companies -- 1.8%
Rollins Truck Leasing
Company                                         704,450          12,592,044
                                                               ------------

Machinery & Components -- 13.0%
Columbus McKinnon
Corporation                                        263,400           6,387,450
DT Industries, Inc.                                380,300          12,930,200
Gleason Corporation                                267,800           7,213,863
Graco, Incorporated                                421,800          15,738,413

                               (Continued)


    The accompanying notes are an integral part of the financial statements.

                                          Number of
                                           Shares           Market Value
                                           ------           ------------

Hardinge, Inc.                              219,100        $  8,161,475
Helix Technology
Corporation                                 494,600           9,644,700
OmniQuip
International, Inc.                         241,800           4,820,888
Regal-Beloit
Corporation                                 290,750           8,595,297
Roper Industries, Inc.                      335,300           9,472,225
Watsco, Inc.                                249,300           6,154,594
                                                           ------------
                                                             89,119,105
                                                           ------------
Marine Services -- 0.9%
Trico Marine Services,
Inc. o                                      208,100           6,112,938
                                                           ------------

Medical Supplies -- 0.7%
Invacare Corporation                        223,800           4,867,650
                                                           ------------
Metals & Mining -- 2.1%
Reliance Steel &
Aluminum Company                            489,300          14,556,675
                                                           ------------
Miscellaneous -- 2.0%
Trimas Corporation                          407,100          13,994,063
                                                           ------------
Miscellaneous Distributor Wholesale -- 2.4%
Hughes Supply, Inc.                         478,600          16,721,088
                                                           ------------
Office Products -- 0.8%
American Business
Products, Inc.                              252,900           5,468,963
                                                           ------------
Oil & Gas -- 3.7%
Bayard Drilling
Technologies, Inc. o                        305,800           4,969,250
The Houston
Exploration Company o                       295,300           5,426,138
Parker Drilling
Company o                                   386,700           4,712,906
Stone Energy
Corporation o                               215,700           7,225,950
TransCoastal Marine
Services, Inc. o                            235,000           3,348,750
                                                           ------------
                                                             25,682,994
                                                           ------------

Other Services -- 3.6%
Analysts International
Corporation                                510,300         $ 17,605,350
Landauer, Inc.                             256,800            7,190,400
                                                           ------------
                                                             24,795,750
                                                           ------------
Publishing & Printing -- 6.1%
Banta Corporation                          284,250            7,674,750
Harte Hanks
Communications, Inc.                       280,600           10,417,275
Houghton Mifflin
Company                                    346,400           13,293,100
McClatchy
Newspapers, Inc.                           402,650           10,947,047
                                                           ------------
                                                             42,332,172
                                                           ------------

Real Estate -- 2.1%
Captec Net Lease
Realty, Inc.                               379,000            6,514,063
Mid-Atlantic Realty
Trust                                      546,400            8,025,250
                                                           ------------
                                                             14,539,313
                                                           ------------
Retail -- 2.0%
Arbor Drugs, Inc.                          742,875           13,743,188
                                                           ------------

Transportation -- 1.3%
C.H. Robinson
Worldwide, Inc.                             90,100            2,015,988
Hub Group, Inc.
Class A o                                  237,000            7,050,750
                                                           ------------
                                                              9,066,738
                                                           ------------
TOTAL EQUITIES                                             $679,765,393
                                                           ------------
(Cost $451,951,657)


                                          Principal
                                           Amount               Market Value

SHORT-TERM INVESTMENTS -- 1.0%
Commercial Paper -- 0.1%
Sara Lee Corporation
6.000% 1/07/1998                         $1,000,000        $   $999,000
                                                           ------------

Discount Note -- 0.9%
Federal Home Loan
Bank
5.800% 1/07/1998                          6,000,000           5,994,200
                                                           ------------

TOTAL SHORT-TERM
INVESTMENTS                                                   6,993,200
                                                           ------------
(At Amortized Cost)
TOTAL INVESTMENTS -- 99.4%                                  686,758,593
(Cost $458,944,857)+

Other Assets!
(Liabilities) - 0.6%                                          4,206,064
                                                           ------------

NET ASSETS -- 100.0%                                       $690,964,657
                                                           ============



Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


o  Non-income producing security.


    The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity - Financial Statements

Statement of Assets and Liabilities


                                                                                 December 31, 1997
                                                                                 -----------------
Assets:
   Investments, at value (cost $451,951,657) (Note 2) ........................    $   679,765,393
   Short-term investments, at amortized cost (Note 2) ........................          6,993,200
                                                                                  ---------------
     Total Investments .......................................................        686,758,593
   Cash ......................................................................             22,236
   Receivables from:
     Investments sold ........................................................          1,745,256
     Fund shares sold ........................................................          2,591,194
     Interest and dividends ..................................................            663,346
                                                                                  ---------------
       Total assets ..........................................................        691,780,625
                                                                                  ---------------

Liabilities:
   Payables for:
     Fund shares redeemed ....................................................            408,230
     Directors' fees and expenses (Note 3) ...................................              5,867
     Affiliates (Note 3):
       Investment management fees ............................................            341,243
     Administration fees .....................................................             48,734
     Service and distribution fees ...........................................                386
     Accrued expenses and other liabilities ..................................             11,508
                                                                                  ---------------
       Total liabilities .....................................................            815,968
                                                                                  ---------------
     Net assets ..............................................................    $   690,964,657
                                                                                  ===============

Net assets consist of:
     Paid-in capital .........................................................    $   460,933,162
     Accumulated net realized gain on investments ............................          2,217,759
     Net unrealized appreciation on investments ..............................        227,813,736
                                                                                  ---------------
                                                                                  $   690,964,657
                                                                                  ===============
Net assets:
     Class 1 .................................................................    $       192,471
                                                                                  ===============
     Class 2 .................................................................    $       195,879
                                                                                  ===============
     Class 3 .................................................................    $       198,007
                                                                                  ===============
     Class S .................................................................    $   690,378,300
                                                                                  ===============

Shares outstanding:
     Class 1 .................................................................             11,677
                                                                                  ===============
     Class 2 .................................................................             11,809
                                                                                  ===============
     Class 3 .................................................................             11,922
                                                                                  ===============
     Class S .................................................................         41,565,529
                                                                                  ===============

Net asset value, offering price and redemption price per share:
     Class 1 .................................................................    $         16.48
                                                                                  ===============
     Class 2 .................................................................    $         16.59
                                                                                  ===============
     Class 3 .................................................................    $         16.61
                                                                                  ===============
     Class S .................................................................    $         16.61
                                                                                  ===============

   The accompanying notes are an integral part of the financial statements.

Statement of Operations


                                                                                    Year ended
                                                                                 December 31, 1997
                                                                                 -----------------
Investment income:
     Dividends ...............................................................    $     7,072,894
     Interest ................................................................          1,671,001
                                                                                  ---------------
       Total investment income ...............................................          8,743,895
                                                                                  ---------------

Expenses (Note 1):
     Investment management fees (Note 3) .....................................          3,149,017
     Custody fees ............................................................             57,133
     Audit and legal fees ....................................................             13,833
     Directors' fees (Note 3) ................................................             21,362
     Fees waived by the investment manager (Note 3) ..........................            (65,671)
                                                                                  ---------------
                                                                                        3,175,674

     Administration fees (Note 3):
      Class 1  ...............................................................                949
      Class 2  ...............................................................                879
      Class 3  ...............................................................                552
      Class S ................................................................            488,152
     Distribution and service fees (Note 3):
      Class 1  ...............................................................              1,077
      Class 2  ...............................................................                252
                                                                                  ---------------
        Net expenses .........................................................          3,667,535
                                                                                  ---------------
        Net investment income ................................................          5,076,360
                                                                                  ---------------

Realized and unrealized gain (loss):
     Net realized gain on investment transactions ............................         56,071,743
     Net change in unrealized appreciation (depreciation) on
      investments ............................................................        116,404,168
                                                                                  ---------------
        Net realized and unrealized gain .....................................        172,475,911
                                                                                  ---------------
     Net increase in net assets resulting from operations ....................    $   177,552,271
                                                                                  ===============

   The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets


                                                             Year ended              Year ended
                                                          December 31, 1997       December 31, 1996
                                                          -----------------       -----------------

Increase (Decrease) in Net Assets:
Operations:
  Net investment income .................................... $   5,076,360           $  10,013,929
  Net realized gain on investment transactions .............    56,071,743              15,188,213
  Net change in unrealized appreciation (depreciation)
   on investments ..........................................   116,404,168              63,151,095
                                                             -------------           -------------
   Net increase in net assets resulting from operations ....   177,552,271              88,353,237
                                                             -------------           -------------
Distributions to shareholders (Note 2):
  From net investment income:
  Class 1 ..................................................            --                  (1,430)
  Class 2 ..................................................          (449)                 (2,382)
  Class 3 ..................................................        (1,067)                 (2,845)
  Class S ..................................................    (5,267,208)             (9,914,239)
                                                             -------------           -------------
   Total distributions from net investment income ..........     5,268,724)             (9,920,896)
                                                             -------------           -------------
  From net realized gains:
   Class 1 .................................................       (16,515)                 (3,230)
   Class 2 .................................................       (16,672)                 (3,240)
   Class 3 .................................................       (16,782)                 (3,251)
   Class S .................................................   (58,776,388)            (10,172,978)
                                                             -------------           -------------
    Total distributions from net realized gains ............   (58,826,357)            (10,182,699)
                                                             -------------           -------------
Net fund share transactions (Note 5):
    Class 1 ................................................        16,505                 (49,286)
    Class 2 ................................................        17,114                   5,622
    Class 3 ................................................        17,846                   6,096
    Class S ................................................   120,087,619               8,348,780
                                                             -------------           -------------
     Increase in net assets from net fund share transactions   120,139,084               8,311,212
                                                             -------------           -------------
    Total increase in net assets ...........................   233,596,274              76,560,854

Net assets:
    Beginning of period ....................................   457,368,383             380,807,529
                                                              ------------           -------------
    End of period (including undistributed net
     investment income of $0 and $192,363, respectively) ... $ 690,964,657           $ 457,368,383
                                                             =============           =============

       The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                          Class 1
                                                                                          -------
                                                                   Year ended    Year ended    Year ended  Period ended
                                                                    12/31/97      12/31/96      12/31/95    12/31/94**
                                                                   ----------    ----------    ----------  ------------
Net asset value, beginning of period                               $   13.39     $    11.40    $     9.69  $      10.00
                                                                   ----------    ----------    ----------  ------------
Income (loss) from investment operations:
 Net investment income                                                  (0.04)         0.21          0.06          0.02
 Net realized and unrealized gain (loss) on investments                  4.67          2.23          1.74         (0.31)
                                                                   ----------    ----------    ----------  ------------
  Total income (loss) from investment operations                         4.63          2.44          1.80         (0.29)
                                                                   ----------    ----------    ----------  ------------
Less distributions to shareholders:
 From net investment income                                                --         (0.14)        (0.09)        (0.02)
 From net realized gains                                                (1.54)        (0.31)           --            --
                                                                   ----------    ----------    ----------  ------------
  Total distributions                                                   (1.54)        (0.45)        (0.09)        (0.02)
                                                                   ----------    ----------    ----------  ------------
Net asset value, end of period                                     $    16.48    $    13.39    $    11.40  $       9.69
                                                                   ==========    ==========    ==========  ============
Total Return                                                            34.74%        21.43%        18.58%        (2.89)%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                  $      192    $      143    $      172  $         99
 Net expenses to average daily net assets#                               1.78%         1.75%         1.75%         1.75%*
 Net investment income to average daily net assets                      (0.25)%        1.56%         0.63%         1.14%*
 Portfolio turnover rate                                                   31%           28%           28%            4%
 Average broker commission rate (a)                                $   0.0517    $   0.0585            N/A          N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:              1.79%         1.79%         1.79%         1.81%*

                                                                                          Class 2
                                                                                          -------
                                                                   Year ended    Year ended    Year ended  Period ended
                                                                    12/31/97      12/31/96      12/31/95    12/31/94**
                                                                   ----------    ----------    ----------  ------------
Net asset value, beginning of period                               $    13.42    $    11.44    $     9.70  $      10.00
                                                                   ----------    ----------    ----------  ------------
Income (loss) from investment operations:
 Net investment income                                                   0.05          0.22          0.13          0.03
 Net realized and unrealized gain (loss) on investments                  4.70          2.30          1.74         (0.30)
                                                                   ----------    ----------    ----------  ------------
  Total income (loss) from investment operations                         4.75          2.52          1.87         (0.27)
                                                                   ----------    ----------    ----------  ------------
Less distributions to shareholders:
 From net investment income                                             (0.04)        (0.23)        (0.13)        (0.03)
 From net realized gains                                                (1.54)        (0.31)           --            --
                                                                   ----------    ----------    ----------  ------------
  Total distributions                                                   (1.58)        (0.54)        (0.13)        (0.03)
                                                                   ----------    ----------    ----------  ------------
Net asset value, end of period                                     $    16.59    $    13.42    $    11.44  $       9.70
                                                                   ==========    ==========    ==========  ============
Total Return                                                            35.58%        22.07%        19.25%        (2.72)%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                  $      196    $      145    $      118  $         99
 Net expenses to average daily net assets#                               1.23%         1.20%         1.20%         1.20%*
 Net investment income to average daily net assets                       0.30%         1.81%         1.19%         1.69%*
 Portfolio turnover rate                                                   31%           28%           28%            4%
 Average broker commission rate (a)                                $   0.0517    $   0.0585           N/A           N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:              1.24%         1.24%         1.24%         1.26%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                          Class 3
                                                                                          -------
                                                                   Year ended    Year ended    Year ended  Period ended
                                                                    12/31/97      12/31/96      12/31/95    12/31/94**
                                                                   ----------    ----------    ----------  ------------
Net asset value, beginning of period                               $    13.44    $    11.44    $     9.70  $      10.00
                                                                   ----------    ----------    ----------  ------------
Income (loss) from investment operations:
 Net investment income                                                   0.10          0.27          0.16          0.03
 Net realized and unrealized gain (loss) on investments                  4.71          2.31          1.74         (0.30)
                                                                   ----------    ----------    ----------  ------------
  Total income (loss) from investment operations                         4.81          2.58          1.90         (0.27)
                                                                   ----------    ----------    ----------  ------------
Less distributions to shareholders:
 From net investment income                                             (0.10)        (0.27)        (0.16)        (0.03)
 From net realized gains                                                (1.54)        (0.31)           --            --
                                                                   ----------    ----------    ----------  ------------
  Total distributions                                                   (1.64)        (0.58)        (0.16)        (0.03)
                                                                   ----------    ----------    ----------  ------------
Net asset value, end of period                                     $    16.61    $    13.44    $    11.44  $       9.70
                                                                   ==========    ==========    ==========  ============
Total Return                                                            35.95%        22.64%        19.62%        (2.68)%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                  $      198    $      146    $      119  $         99
 Net expenses to average daily net assets#                               0.88%         0.85%         0.85%         0.85%*
 Net investment income to average daily net assets                       0.65%         2.16%         1.54%         2.09%*
 Portfolio turnover rate                                                   31%           28%           28%            4%
 Average broker commission rate (a)                                $   0.0517    $   0.0585           N/A           N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:              0.89%         0.89%         0.89%         0.91%*
                                                                                        Class S (1)
                                                                                        -----------
                                                                   Year ended    Year ended    Year ended  Period ended
                                                                    12/31/97      12/31/96      12/31/95    12/31/94**
                                                                   ----------    ----------    ----------  ------------
Net asset value, beginning of period                               $    13.43    $    11.44    $     9.69  $      10.00
                                                                    ---------    -----------   ----------  ------------
Income (loss) from investment operations:
 Net investment income                                                   0.13          0.31          0.19          0.04
 Net realized and unrealized gain (loss) on investments                  4.73          2.29          1.75         (0.31)
                                                                    ---------    ----------    ----------  ------------
  Total income (loss) from investment operations                         4.86          2.60          1.94         (0.27)
                                                                    ---------    ----------    ----------  ------------
Less distributions to shareholders:
 From net investment income                                             (0.14)        (0.30)        (0.19)        (0.04)
 From net realized gains                                                (1.54)        (0.31)           --            --
                                                                    ---------    ----------    ----------  ------------
  Total distributions                                                   (1.68)        (0.61)        (0.19)        (0.04)
                                                                    ---------    ----------    ----------  ------------
Net asset value, end of period                                     $    16.61    $    13.43    $    11.44  $       9.69
                                                                    =========    ==========    ==========  ============
Total Return                                                            36.36%        22.82%        20.01%        (2.66)%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                  $  690,378    $  456,935    $  380,398  $    310,789
 Net expenses to average daily net assets#                             0.6400%       0.6110%       0.6110%       0.6110%*
 Net investment income to average daily net assets                       0.89%         2.40%         1.78%         1.78%*
 Portfolio turnover rate                                                   31%           28%           28%            4%
 Average broker commission rate (a)                                $   0.0517    $   0.0585           N/A           N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:            0.6515%       0.6546%       0.6553%       0.6681%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(1) Class S shares were previously designated as Class 4 shares.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

MassMutual International Equity Fund - Portfolio of Investments
Portfolio of Investments
December 31, 1997


                                                  Number of
                                                   Shares         Market Value
                                                   ------         ------------
EQUITIES -- 83.5%
Automobiles -- 1.8%
Porsche AG,
Preference                                           6,000         $10,077,623
                                                                   -----------

Banking -- 12.1%
Banco Bradesco SA,
Preference                                     292,260,951           2,864,157
Banco de Galicia y
Buenos Aires SA de
CV, Sponsored ADR                                  127,000           3,270,250
Commerzbank AG                                      75,000           2,919,840
Credit Suisse Group                                120,000          18,593,784
Credito Italiano                                 3,470,000          10,706,338
Liechtenstein Global
Trust AG                                            10,000           6,204,787
Skandinaviska Enskilda
Banken Group                                       200,000           2,533,280
Societe Generale                                   100,000          13,630,630
Unibanco-Uniao de
Banco Brasileiros SA,
Sponsored GDR o                                    190,000           6,115,625
                                                                   -----------
                                                                    66,838,691
                                                                   -----------
Computer Hardware--1.7%
Canon, Inc.                                        225,000           5,260,680
Eidos PLC o                                        225,000           2,498,940
Imagineer Co. Ltd.                                 205,000           1,608,184
                                                                   -----------
                                                                     9,367,804
                                                                   -----------
Computer Services -- 1.0%
Cap Gemini SA                                       70,000           5,742,317
                                                                   -----------
Computer Software -- 4.9%
JBA Holdings PLC                                   525,000           8,940,645
Misys PLC                                          581,892          17,616,955
                                                                   -----------
                                                                    26,557,600
                                                                   -----------
Diversified Financial -- 2.4%
Cie Financiere de
Paribas, Series A                                  150,000          13,040,520
                                                                   -----------

Electric Utilities -- 0.4%
Cia Paranaense
Energia, Sponsored
ADR, Preference B
Shares                                             170,000          $2,326,875
                                                                   -----------

Electrical Equipment & Electronics -- 2.5%
LEM Holdings SA                                     11,192           2,271,317
Murata Mfg. Co. Ltd.                               100,000           2,522,660
Sony Corporation                                   100,000           8,921,620
                                                                   -----------
                                                                    13,715,597
                                                                   -----------
Energy Services & Producers -- 6.8%
Cie Generale de
GeophysiqueSA o                                     54,000           6,911,725
Cie Generale de
Geophysique SA, o
Sponsored ADR                                      350,000           8,968,750
Coflexip SA,
Sponsored ADR                                      200,000          11,100,000
PTT Exploration &
Production Public Co.
Ltd.                                                93,000           1,070,058
Smedvig AS, Series B                               160,000           3,363,984
Transocean Offshore Inc. 125,400                   125,400           6,042,713
                                                                   -----------
                                                                    37,457,230
                                                                   -----------
Food & Beverage -- 2.3%
Cadbury Schweppes PLC                            1,000,000          10,094,500
Remy Cointreau                                     120,000           2,240,076
                                                                   -----------
                                                                    12,334,576
                                                                   -----------
Healthcare/Drugs -- 6.5%
Biocompatibles
International PLC o                                823,823           6,845,310
Glaxo Wellcome PLC                                 312,979           7,415,631
Novartis AG                                          4,264           6,928,574
Takeda Chemical
Industries Ltd.                                    350,000          10,013,745
Torii Pharmaceutical
Co. Ltd.                                           249,000           4,213,155
                                                                   -----------
                                                                    35,416,415
                                                                   -----------

Healthcare/Supplies & Services -- 2.3%
Medical Invest
Svenska AB Class A o                               114,300          $3,889,526
Medical Invest
Svenska AB Class B o                                99,755           3,331,717
Nichii Gakkan
Company                                            150,000           5,191,455
                                                                   -----------
                                                                    12,412,698
                                                                   -----------
Industrial Services -- 3.8%
Bau Holdings AF,
Preference                                         170,611           7,727,552
Boskalis Westminster                               479,798           8,520,349
Ordina NV o                                        208,000           2,862,621
VBH Holding AG                                     125,000           1,668,475
                                                                   -----------
                                                                    20,778,997
                                                                   -----------
Insurance -- 9.3%
Instituto Nazionale
delle Assicurazioni                              7,000,000          14,193,900
Marschollek,
Lautenschlaeger und
Partner-VO, Non-vtg.
Preferred Stock                                      4,000           1,034,458
Reinsurance Australia
Corp. Ltd.                                       2,951,101           7,691,159
Schweizerische
Lebensversicherungs
und Rentenanstalt                                   15,000          11,795,952
Skandia Forsakrings AB                             338,400          15,972,378
                                                                   -----------
                                                                    50,687,847
                                                                   -----------
Leisure & Entertainment -- 6.2%
EMI Group PLC                                      600,000           5,015,160
Lusomundo SGPS SA                                  400,000           3,698,760
Nintendo Co. Ltd.                                  255,000          25,103,603
                                                                   -----------
                                                                    33,817,523
                                                                   -----------

                               (Continued)


    The accompanying notes are an integral part of the financial statements.

                                               Number of
                                                 Shares        Market Value
                                                 ------        ------------

Manufacturing -- 1.7%
Powerscreen
 International PLC                              488,831          $4,886,257
Stork NV                                        123,157           4,252,599
                                                               -------------
                                                                  9,138,856
                                                               =============

Media -- 1.1%
Grupo Televisa SA,
 Sponsored GDR (D)                               44,700           1,729,331
Havas SA                                         60,000           4,318,578
                                                               -------------
                                                                  6,047,909
                                                               =============

Non-Durable Household Goods -- 1.6%
Wella AG                                          2,000           1,412,647
WellaAG Preference                               10,000           7,341,314
                                                               -------------
                                                                  8,753,961
                                                               =============

Oil & Gas -- 3.9%
Expro International
 Group PLC                                      875,000           7,760,113
Novus Petroleum
 Limited                                      2,513,333           6,550,248
Petroleo Brasileiro
 SA, Preference                              29,233,000           6,834,675
                                                               -------------
                                                                 21,145,036
                                                               =============

Real Estate -- 1.4%
Brazil Realty SA,
 GDR144A                                         62,000           1,277,752
IRSA Inversiones y
 Representaciones, SA                         1,690,673           6,290,318
                                                               -------------
                                                                  7,568,070
                                                               =============

Telecommunications -- 0.6%
Tandberg Television
 ASA (D)                                        300,000          $3,458,940
                                                               -------------

Telephone Utilities -- 2.6%
Telecomunicacoes
 Brasileiras SA,
 Sponsored ADR                                  120,000          13,972,500
                                                               -------------

Transportation -- 5.9%
Argonaut
 AB-B Shares (D)                              1,100,000           1,885,400
Frontline Ltd (D)                             1,500,000           6,063,300
Internatio-Muller NV                            159,300           5,013,410
MIF Ltd. (D)                                    391,000           6,947,835
Smit Internationale
 NV                                             450,000          12,208,770
                                                               -------------
                                                                 32,118,715
                                                               -------------
Water Companies -- 0.7%
Cia de Saneamento
 Basico do Estado de
 Sao Paulo                                   17,250,000           4,095,150
                                                               -------------

TOTAL EQUITIES                                                  456,871,450
                                                               =============
(Cost $398,154,381)

RIGHTS -- 0.0%
Banking -- 0.0%
Banco Bradesco SA
 Rts., Preference,
 Exp. 2/98                                   12,495,669                  --
                                                               -------------

TOTAL RIGHTS                                                             --
                                                               -------------




                                           Principal
                                             Amount             Market Value
                                             ------             ------------

SHORT-TERM INVESTMENTS -- 16.8%
Commercial Paper
American Express
 Company
 5.830% 1/15/1998                          $20,000,000          $19,954,656
Cooperative
 Association of
 Tractor Dealers
 5.920% 1/14/1998                            4,500,000            4,490,380
Ford Motor Credit
 Company
 5.950% 1/09/1998                           10,000,000            9,986,778
Ford Motor Credit
 Company
 6.120% 1/02/1998                           10,000,000            9,998,300
The Goldman Sachs
 Group, L.P.
 5.850% 1/05/1998                           10,000,000            9,993,500
Merrill Lynch & Co.
 Inc.
 5.870% 1/12/1998                           10,000,000            9,982,064
Merrill Lynch & Co.
 Inc.
 5.900% 1/07/1998                           10,000,000            9,990,167
New Center Asset
 6.750% 1/02/1998                            7,700,000            7,698,556
Prudential Funding
 Corporation
 5.840% 1/13/1998                           10,000,000            9,980,533
                                                               -------------

TOTAL SHORT-TERM
INVESTMENTS                                                      92,074,934
                                                               -------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 100.3%                                     548,946,384
(Cost $490,229,315)+

Other Assets/
(Liabilities) - (0.3%)                                           (1,764,450)
                                                               -------------

NET ASSETS -- 100.0%                                           $547,181,934
                                                               =============

Notes to Portfolio of Investments

(D) Non-income producing security
+ Aggregate cost for Federal tax purposes (Note 7)
ADR: American Depository Receipt
GDR: Global Depository Receipt

144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


    The accompanying notes are an integral part of the financial statements.

Statement of
Assets and
Liabilities

                                                                         December 31, 1997
                                                                         -----------------
Assets:
    Investments, at value (cost $398,154,381) (Note 2) ................  $     456,871,450
    Short-term investments, at amortized cost (Note 2) ................         92,074,934
                                                                         -----------------
      Total Investments ...............................................        548,946,384
    Cash ..............................................................            200,916
    Receivables from:
      Investments sold ................................................         21,181,972
      Open forward foreign currency contracts (Note 2) ................          2,302,439
      Fund shares sold ................................................          3,179,598
      Interest and dividends ..........................................            156,479
      Foreign taxes withheld ..........................................            511,024
                                                                         -----------------
       Total assets ...................................................        576,478,812
                                                                         -----------------
Liabilities:
    Payables for:
      Payable to Custodian ............................................         21,181,199
      Investments purchased ...........................................          4,293,610
      Fund shares redeemed ............................................          3,274,192
      Directors' fees and expenses (Note 3) ...........................              5,869
      Affiliates (Note 3):
       Investment management fees .....................................            416,327
       Administration fees ............................................             38,673
       Service and distribution fees ..................................                263
    Accrued expenses and other liabilities ............................             86,745
                                                                         -----------------
       Total liabilities ..............................................         29,296,878
                                                                         -----------------
    Net assets ........................................................  $     547,181,934
                                                                         =================
Net assets consist of:
    Paid-in capital ...................................................  $     469,631,790
    Undistributed net investment income ...............................            293,037
    Accumulated net realized gain on investments and
      foreign currency translations ...................................         16,328,165
    Net unrealized appreciation on investments, forward foreign currency
      contracts, foreign currency and other assets and liabilities ....         60,928,942
                                                                         -----------------
                                                                         $     547,181,934
                                                                         =================
Net assets:
    Class 1 ...........................................................  $         128,942
                                                                         =================
    Class 2 ...........................................................  $         131,194
                                                                         =================
    Class 3 ...........................................................  $         132,039
                                                                         =================
    Class S ...........................................................  $     546,789,759
                                                                         =================
Shares outstanding:
    Class 1 ...........................................................             10,526
                                                                         =================
    Class 2 ...........................................................             10,635
                                                                         =================
    Class 3 ...........................................................             10,680
                                                                         =================
    Class S ...........................................................         44,180,338
                                                                         =================
Net asset value, offering price and redemption price per share:
    Class 1 ...........................................................  $           12.25
                                                                         =================
    Class 2 ...........................................................  $           12.34
                                                                         =================
    Class 3 ...........................................................  $           12.36
                                                                         =================
    Class S ...........................................................  $           12.38
                                                                         =================

   The accompanying notes are an integral part of the financial statements.

Statement of
Operations

                                                                          Year ended
                                                                       December 31, 1997
                                                                       -----------------
Investment income:
 Dividends (net of withholding tax of $697,895) ............           $       6,628,667
 Interest ..................................................                   1,167,260
                                                                       -----------------
   Total investment income .................................                   7,795,927
                                                                       -----------------
Expenses (Note 1):
 Investment management fees (Note 3)  ......................                   4,149,537
 Custody fees ..............................................                     569,180
 Audit and legal fees ......................................                      10,274
 Directors' fees (Note 3) ..................................                      21,363
 Fees waived by the investment manager (Note 3) ............                     (50,753)
                                                                       -----------------
                                                                               4,699,601
 Administration fees (Note 3):
   Class 1 .................................................                         748
   Class 2 .................................................                         695
   Class 3 .................................................                         570
   Class S .................................................                     465,031
 Distribution and service fees (Note 3):
   Class 1 .................................................                         817
   Class 2 .................................................                         191
                                                                       -----------------
   Net operating expenses ..................................                   5,167,653
                                                                       -----------------
 Interest Expense (Note 8)  ................................                      52,801
                                                                       -----------------
   Net investment income ...................................                   2,575,473
                                                                       -----------------
Realized and unrealized gain (loss) from investments
and foreign currency:
 Net realized gain on:
   Investment transactions .................................                  46,198,883
   Foreign currency transactions ...........................                     643,684
                                                                       -----------------
   Net realized gain .......................................                  46,842,567
                                                                       -----------------
 Net change in unrealized appreciation (depreciation) on:
   Investments .............................................                  11,424,350
   Translation of assets and liabilities in foreign
    currencies..............................................                   1,601,856
                                                                       -----------------
   Net unrealized gain .....................................                  13,026,206
                                                                       -----------------
   Net realized and unrealized gain from investments
     and foreign currency translation ......................                  59,868,773
                                                                       -----------------
 Net increase in net assets resulting from operations ......           $      62,444,246
                                                                       =================


   The accompanying notes are an integral part of the financial statements.

Statements of
Changes in Net
Assets

                                                                   Year ended          Year ended
                                                               December 31, 1997    December 31, 1996
                                                               -----------------    -----------------
Increase (Decrease) in Net Assets:
Operations:
  Net investment income .....................................  $       2,575,473    $       1,651,003
  Net realized gain on investments and foreign
   currency transactions ....................................         46,842,567           10,732,352
  Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities in
   foreign currencies .......................................         13,026,206           36,530,674
                                                               -----------------    -----------------
    Net increase in net assets resulting from operations.....         62,444,246           48,914,029
                                                               -----------------    -----------------
Distributions to shareholders (Note 2):
  From net investment income:
  Class 1 ...................................................                (91)                (263)
  Class 2 ...................................................               (133)                (433)
  Class 3 ...................................................               (256)                (501)
  Class S ...................................................         (3,046,471)          (1,825,896)
                                                               -----------------    -----------------
   Total distributions from net investment income ...........         (3,046,951)          (1,827,093)
                                                               -----------------    -----------------
  In excess of net investment income:
  Class 1 ...................................................                 --                 (794)
  Class 2 ...................................................                 --               (1,308)
  Class 3 ...................................................                 --               (1,513)
  Class S ...................................................                 --           (5,515,423)
                                                               -----------------    -----------------
   Total distributions in excess of net investment income....                 --           (5,519,038)
                                                               -----------------    -----------------
  From net realized gains:
  Class 1 ...................................................             (4,184)                  --
  Class 2 ...................................................             (4,229)                  --
  Class 3 ...................................................             (4,243)                  --
  Class S ...................................................        (17,495,727)                  --
                                                               -----------------    -----------------
   Total distributions from net realized gains ..............        (17,508,383)                  --
                                                               -----------------    -----------------
Net fund share transactions (Note 5):
  Class 1 ...................................................              4,275              (13,956)
  Class 2 ...................................................              4,362                1,742
  Class 3 ...................................................              4,499                2,018
  Class S ...................................................        148,628,074           94,070,522
                                                               -----------------    -----------------
   Increase in net assets from net fund share transactions...        148,641,210           94,060,326
                                                               -----------------    -----------------
  Total increase in net assets ..............................        190,530,122          135,628,224
Net assets:
  Beginning of period .......................................        356,651,812          221,023,588
                                                               -----------------    -----------------
  End of period (including undistributed net investment
   income of $293,037 and $113,978, respectively) ...........  $     547,181,934    $     356,651,812
                                                               =================    =================

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                          Class 1
                                                                                          -------
                                                                   Year ended    Year ended    Year ended  Period ended
                                                                    12/31/97      12/31/96      12/31/95    12/31/94**
                                                                   ----------    ----------    ----------  ------------
Net asset value, beginning of period                               $    11.07    $     9.54    $     9.25  $      10.00
                                                                   ----------    ----------    ----------  ------------
Income (loss) from investment operations:
 Net investment income                                                  (0.07)        (0.07)        (0.03)        (0.02)
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                    1.67          1.70          0.40         (0.73)
                                                                   ----------    ----------    ----------  ------------
  Total income (loss) from investment operations                         1.60          1.63          0.37         (0.75)
                                                                   ----------    ----------    ----------  ------------
Less distributions to shareholders:
 From net investment income                                             (0.01)        (0.10)           --            --
 In excess of net investment income                                        --            --         (0.08)           --
 From net realized gains                                                (0.41)           --            --            --
                                                                   ----------    ----------    ----------  ------------
  Total distributions                                                   (0.42)        (0.10)        (0.08)           --
                                                                   ----------    ----------    ----------  ------------
Net asset value, end of period                                     $    12.25    $    11.07    $     9.54  $       9.25
                                                                   ==========    ==========    ==========  ============
Total Return                                                            14.46%        17.09%         3.96%        (7.50)%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                  $      129    $      113    $      112  $         93
 Net expenses to average daily net assets#                               2.20%         2.15%         2.15%         2.15%*
 Net investment income to average daily net assets                      (0.61)%       (0.51)%       (0.40)%       (1.10)%*
 Portfolio turnover rate                                                   83%           58%          121%           18%
 Average broker commission rate (a)                                $   0.0083    $   0.0254           N/A           N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:              2.21%         2.22%         2.24%         2.24%*

                                                                                          Class 2
                                                                                          -------
                                                                   Year ended    Year ended    Year ended  Period ended
                                                                    12/31/97      12/31/96      12/31/95    12/31/94**
                                                                   ----------    ----------    ----------  ------------
Net asset value, beginning of period                               $    11.09    $     9.56    $     9.26  $      10.00
                                                                   ----------    ----------    ----------  ------------
Income (loss) from investment operations:
 Net investment income                                                  (0.01)         0.00          0.02         (0.01)
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                    1.68          1.70          0.40         (0.73)
                                                                   ----------    ----------    ----------  ------------
  Total income (loss) from investment operations                         1.67          1.70          0.42         (0.74)
                                                                   ----------    ----------    ----------  ------------
Less distributions to shareholders:
 From net investment income                                             (0.01)        (0.17)        (0.02)           --
 In excess of net investment income                                        --            --         (0.10)           --
 From net realized gains                                                (0.41)           --            --            --
                                                                   ----------    ----------    ----------  ------------
  Total distributions                                                   (0.42)        (0.17)        (0.12)           --
                                                                   ----------    ----------    ----------  ------------
Net asset value, end of period                                     $    12.34    $    11.09    $     9.56  $       9.26
                                                                   ==========    ==========    ==========  ============
Total Return                                                            15.11%        17.85%         4.52%        (7.40)%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                  $      131    $      114    $       97  $         93
 Net expenses to average daily net assets#                               1.65%         1.60%         1.60%         1.60%*
 Net investment income to average daily net assets                      (0.06)%        0.02%         0.19%        (0.55)%*
 Portfolio turnover rate                                                   83%           58%          121%           18%
 Average broker commission rate (a)                                $   0.0083    $   0.0254           N/A           N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:              1.66%         1.67%         1.69%         1.69%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                          Class 3
                                                                                          -------
                                                                   Year ended    Year ended    Year ended  Period ended
                                                                    12/31/97      12/31/96      12/31/95    12/31/94**
                                                                   ----------    ----------    ----------  ------------
Net asset value, beginning of period                               $    11.10    $     9.57    $     9.27  $      10.00
                                                                   ----------    ----------    ----------  ------------
Income (loss) from investment operations:
 Net investment income                                                   0.02          0.03          0.04         (0.00)
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                    1.67          1.70          0.40         (0.73)
                                                                   ----------    ----------    ----------  ------------
  Total income (loss) from investment operations                         1.69          1.73          0.44         (0.73)
                                                                   ----------    ----------    ----------  ------------
Less distributions to shareholders:
 From net investment income                                             (0.02)        (0.20)        (0.05)           --
 In excess of net investment income                                        --            --         (0.09)           --
 From net realized gains                                                (0.41)           --            --            --
                                                                   ----------    ----------    ----------  ------------
  Total distributions                                                   (0.43)        (0.20)        (0.14)           --
                                                                   ----------    ----------    ----------  ------------
Net asset value, end of period                                     $    12.36    $    11.10    $     9.57  $       9.27
                                                                   ==========    ==========    ==========  ============
Total Return                                                            15.29%        18.11%         4.78%        (7.30)%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                  $      132    $      114    $       97  $         93
 Net expenses to average daily net assets#                               1.40%         1.35%         1.35%         1.35%*
 Net investment income to average daily net assets                       0.19%         0.27%         0.45%        (0.30)%*
 Portfolio turnover rate                                                   83%           58%          121%           18%
 Average broker commission rate (a)                                $   0.0083    $   0.0254           N/A           N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:              1.41%         1.42%         1.44%         1.44%*

                                                                                        Class S (1)
                                                                                        -----------
                                                                   Year ended    Year ended    Year ended  Period ended
                                                                    12/31/97      12/31/96      12/31/95    12/31/94**
                                                                   ----------    ----------    ----------  ------------
Net asset value, beginning of period                               $    11.11    $     9.58    $     9.28  $      10.00
                                                                   ----------    ----------    ----------  ------------
Income (loss) from investment operations:
 Net investment income                                                   0.06          0.06          0.07          0.00
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                    1.69          1.71          0.41         (0.72)
                                                                   ----------    ----------    ----------  ------------
  Total income (loss) from investment operations                         1.75          1.77          0.48         (0.72)
                                                                   ----------    ----------    ----------  ------------
Less distributions to shareholders:
 From net investment income                                             (0.07)        (0.24)        (0.07)           --
 In excess of net investment income                                        --            --         (0.11)           --
 From net realized gains                                                (0.41)           --            --            --
                                                                   ----------    ----------    ----------  ------------
  Total distributions                                                   (0.48)        (0.24)        (0.18)           --
                                                                   ----------    ----------    ----------  ------------
Net asset value, end of period                                     $    12.38    $    11.11    $     9.58  $       9.28
                                                                   ==========    ==========    ==========  ============
Total Return                                                            15.79%        18.51%         5.13%        (7.20)%
Ratios/Supplemental Data:
 Net assets, end of period (000s)                                  $  546,790    $  356,311    $  220,718  $    150,199
 Net expenses to average daily net assets#                             1.0580%       1.0020%       1.0020%       1.0020%*
 Net investment income to average daily net assets                       0.53%         0.59%         0.76%         0.04%*
 Portfolio turnover rate                                                   83%           58%          121%           18%
 Average broker commission rate (a)                                $   0.0083    $   0.0254           N/A           N/A
  #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:            1.0684%       1.0718%       1.0920%       1.0877%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
(1) Class S shares were previously designated as Class 4 shares.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.  The Trust   MassMutual Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. As of
                December 31, 1997 the Trust consisted of seven separate diversified series of shares (each individually referred to as a "Fund" or collectively as the "Funds"), each of which had four classes of shares: Class 1, Class 2, Class 3 and Class S. Class
                1, Class 2 and Class 3 shares of each Fund were offered primarily to employer-sponsored defined contribution plans that satisfy the qualification requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Class S shares of each Fund, which were originally designated as Class 4 shares, are available only to separate investment accounts
                ("SIAs") of Massachusetts Mutual Life Insurance Company
                ("MassMutual") in which corporate qualified plans, including defined contribution plans and defined benefit plans, are permitted to invest pursuant to the issuance of group annuity contracts. See Note 9 for a summary of the revisions to the class structure of the Funds.

                The Funds are MassMutual Prime Fund ("Prime Fund"), MassMutual Short-Term Bond Fund ("Short-Term Bond Fund"), MassMutual Core Bond Fund ("Core Bond Fund"), MassMutual Balanced Fund ("Balanced Fund"), MassMutual Value Equity Fund ("Value Equity Fund"), MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), and MassMutual International Equity Fund ("International Equity Fund"), all of which commenced operations on October 3, 1994. A new series of the Trust, the MassMutual Indexed Equity Fund, is expected to commence operations March 1, 1998. The MassMutual Indexed Equity Fund will have three classes, Class A, Class Y and Class S. See Note 9.

2. Significant  The following is a summary of significant accounting policies
   Accounting   followed consistently by each Fund in the preparation of the
   Policies     financial statements in conformity with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Investment   Equity securities are valued on the basis of valuations
    Valuation   furnished by a pricing service, authorized by the Board of
                Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, and including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

                Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

Accounting for  Investment transactions are accounted for on the trade date.
   Investments  Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on investments, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income  It is each Fund's intent to continue to comply with the
           Tax provisions of subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gain to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

 Dividends and Dividends from net investment income and distributions of any Distributions net realized capital gains of each Fund are declared and paid to annually and at other times as may be required to satisfy tax or Shareholders regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

       Foreign The books and records of the Funds are maintained in U.S. Currency dollars. The market values of foreign currencies, foreign
   Translation  securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

                Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

       Forward Each Fund may enter into forward foreign currency contracts in Foreign order to convert foreign denominated securities or obligations
      Currency to U.S. dollar denominated investments. The International Equity Contracts Fund may engage in such transactions to manage the value of portfolio holdings against future movements in certain foreign currency exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

                Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

                The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations for the International Equity Fund under these financial instruments at December 31, 1997 is as follows:

                                                         In
                  Contracts                           Exchange                       Unrealized
Settlement           to              Units of         for U.S.     Contracts at     Appreciation
   Date        Deliver/Receive       Currency         Dollars          Value        (Depreciation)
----------     ---------------       --------         --------     ------------     --------------
 BUYS
 01/02/98     Netherlands Guilder        44,232      $    22,125      $21,819       $        (306)
 SELLS
 02/17/98     Japanese Yen        6,824,400,000       55,000,000   52,697,255            2,302,745
                                                                                    --------------
                                                                                    $    2,302,439
                                                                                    ==============

    Forward     Each Fund may purchase or sell securities on a "when issued" or
Commitments     delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repurchase rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized. A summary of open obligations under these forward commitments at December 31, 1997, is as follows:


    Forward               Expiration          Aggregate
   Commitment                 of              Face Value                    Market          Unrealized
Contracts to Buy          Contracts          of Contracts       Cost         Value         Appreciation
----------------          ---------          ------------       ----         ------        ------------
Core Bond Fund
U.S. Treasury Note
6.00% 08/15/2000        February 1998         $30,000,000    $30,135,938   $30,205,200       $69,262

 Allocation of     In maintaining the records for the Funds, the income and
 Operating         expense accounts are allocated to each class of shares.
 Activity          Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures.
                   Administration and distribution and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each. Total expenses per class were limited to a percentage of average daily net assets for a portion of the year, as discussed in
                   Note 3.

3. Management
   Fees and Other
   Transactions
   With Affiliates

       Investment Under an agreement between the Trust and MassMutual, Management Fees MassMutual is responsible for providing investment management of each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

                   Prime Fund                           .45%
                   Short-Term Bond Fund                 .45%
                   Core Bond Fund                       .45%
                   Balanced Fund                        .45%
                   Value Equity Fund                    .45%
                   Small Cap Value Equity Fund          .55%
                   International Equity Fund            .85%

                   MassMutual has entered into investment sub-advisory agreements with two subsidiaries: David L. Babson and Company, Inc. ("Babson") and HarbourView Asset Management Corporation ("HarbourView"). These agreements provide that
                   (1) effective January 1, 1997, Babson will manage the investment and reinvestment of the assets of the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund, and (2) HarbourView will manage the investment and reinvestment of the assets of the International Equity Fund. Prior to January 1, 1997, Concert Capital Management ("Concert Capital") served as the investment sub-advisor to the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund. On January 1, 1996, the employees of Concert Capital became co-employees of Babson. At the time, both Concert Capital and Babson were wholly-owned subsidiaries of DLB Acquisition Corporation, a controlled subsidiary of MassMutual. Concert Capital merged with and into Babson effective December 31, 1996.

                   MassMutual pays Babson a fee equal to an annual rate of .13% of the average daily net asset value of the Value Equity Fund and the Value Equity sector of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays HarbourView a fee equal to an annual rate of .50% of the average daily net asset value of the International Equity Fund.

 Administration    Under separate administrative and shareholder services
 Fees              agreements between each Fund and MassMutual, MassMutual
                   provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                                 Class 1   Class 2   Class 3   Class S
                                                 -------   -------   -------   -------
                   Prime Fund                    .5628%    .5128%    .3152%    .0812%
                   Short-Term Bond Fund          .5568%    .5068%    .3092%    .0782%
                   Core Bond Fund                .5688%    .5188%    .3212%    .0842%
                   Balanced Fund                 .5708%    .5208%    .3232%    .0852%
                   Value Equity Fund             .5814%    .5314%    .3338%    .0905%
                   Small Cap Value Equity Fund   .5728%    .5228%    .3252%    .0862%
                   International Equity Fund     .5948%    .5448%    .4448%    .0972%

                   In conjunction with the redesignation of Class 4 shares to Class S shares on December 1, 1997, (see Note 9), the Class S administrative service fee was adjusted to .0777% of the average daily net assets of all the Funds with the exception of International Equity Fund, which was adjusted to .0774% of average daily net assets.

Distribution and   OppenheimerFunds Distributor, Inc. ("Oppenheimer") acts
Service Fees       as distributor to each Fund. MML Investor Services, Inc.
                   ("MMLISI") serves as sub-distributor to each Fund. MassMutual has a controlling interest in Oppenheimer and MMLISI is a wholly owned subsidiary of MassMutual. Oppenheimer is paid a distribution fee with respect to Class 1 and Class 2 at the annual rate of .40% and .15%, respectively, of the value of average daily net assets attributable to those classes of shares of which a portion is subsequently allocated to MMLISI. The Funds do not pay any fees directly to MMLISI.
                   MassMutual is also paid a fee for shareholder services with respect to Class 1 shares of the Funds at the annual rate of .25% of the value of the average daily net assets of the respective class of each Fund. These fees are authorized pursuant to separate service and distribution plans for each of the classes of shares adopted by the Funds pursuant to Rule 12b-1 under the Investment Company Act and are used by Oppenheimer to cover expenses primarily intended to result in the sale of those shares of the Funds.

 Expense           For the period January 1, 1997 to April 30, 1997, MassMutual
 Limitations       voluntarily agreed to waive a portion of its management fee to the extent that the aggregate annual operating expenses incurred during the year exceed the following percentages of the average daily net assets:

                                                Class 1   Class 2   Class 3   Class S
                                                -------   -------   -------   -------
                   Prime Fund                    1.65%     1.10%     .75%      .5160%
                   Short-Term Bond Fund          1.65%     1.10%     .75%      .5190%
                   Core Bond Fund                1.65%     1.10%     .75%      .5130%
                   Balanced Fund                 1.65%     1.10%     .75%      .5120%
                   Value Equity Fund             1.65%     1.10%     .75%      .5067%
                   Small Cap Value Equity Fund   1.75%     1.20%     .85%      .6110%
                   International Equity Fund     2.15%     1.60%    1.35%      1.002%

                   MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. MassMutual's management fee for the year ended December 31, 1997 was $26,955,580, of which $679,798 was reimbursed to the Funds.

    Other Certain officers and Trustees of the Funds are also officers of MassMutual. The compensation of unaffiliated Trustees of the Funds is borne by the Funds.

                   At December 31, 1997, MassMutual or separate investment accounts thereof owned all of the outstanding shares of the Trust.

4. Purchases And   Cost of purchases and proceeds from sales of investment
   Sales Of        securities (excluding short-term investments)
   Investments     for the year ended December 31, 1997 were as follows:

                                          Long-term U.S.
                                            Government          Other Long-term
                                            Securities            Securities
                                          ------------           ------------
Purchases   Short-Term Bond Fund          $ 31,425,204           $ 39,742,452
            Core Bond Fund                  88,174,696            132,252,986
            Balanced Fund                   29,279,250            100,443,143
            Value Equity Fund                       --            642,451,976
            Small Cap Value Equity Fund             --            250,070,186
            International Equity Fund               --            408,627,335

Sales       Short-Term Bond Fund          $ 44,702,047           $ 19,456,604
            Core Bond Fund                 142,167,673             66,371,875
            Balanced Fund                   35,319,378             84,175,961
            Value Equity Fund                       --            556,704,082
            Small Cap Value Equity Fund             --            169,292,492
            International Equity Fund               --            380,917,329

 5.  Capital Share   The Funds are authorized to issue an unlimited number of
     Transactions    shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

                                                   Class 1                                          Class 2

                                     Year ended              Year ended               Year ended              Year ended
                                  December 31, 1997       December 31, 1996        December 31, 1997       December 31, 1996

                                  Shares     Amount      Shares       Amount       Shares     Amount       Shares      Amount
                               ---------  ---------   ---------    ---------    ---------   ---------   ---------   ---------
Prime Fund
  Sold                               --          --          --           --           --          --          --          --
  Issued as reinvestment
    of dividends                     31   $   4,723          28    $   4,288           36   $   5,393          33   $   4,922
  Redeemed                           --          --          --           --           --          --          --          --
                               ---------  ---------   ---------    ---------    ---------   ---------   ---------   ---------
  Net increase                       31   $   4,723          28    $   4,288           36   $   5,393          33   $   4,922
                               =========  =========   =========    =========    =========   =========   =========   =========

Short-Term Bond Fund
  Sold                               --          --          --           --           --          --          --          --
  Issued as reinvestment
    of dividends                    501       5,151         519        5,285          571       5,867         584       5,951
  Redeemed                           --          --          --           --           --          --          --          --
                               ---------  ---------   ---------    ---------    ---------   ---------   ---------   ---------
  Net increase                      501   $   5,151         519    $   5,285          571   $   5,867         584   $   5,951
                               =========  =========   =========    =========    =========   =========   =========   =========

Core Bond Fund
  Sold                               --          --         429        4,520           --          --          --          --
  Issued as reinvestment
    of dividends                    561       6,094         489        5,156          634       6,894         562       5,941
  Redeemed                           --          --      (5,250)     (55,534)          --          --          --          --
                               ---------  ---------   ---------    ---------    ---------   ---------   ---------   ---------
  Net increase (decrease)           561   $   6,094      (4,332)   $ (45,858)         634   $   6,894         562   $   5,941
                               =========  =========   =========    =========    =========   =========   =========   =========

Balanced Fund
  Sold                               --          --         931       10,969           --          --          --          --
  Issued as reinvestment
    of dividends                    722       9,696         416        5,173          787      10,600         484       6,038
  Redeemed                           --          --      (5,552)     (65,509)          --          --          --          --
                               ---------  ---------   ---------    ---------    ---------   ---------   ---------   ---------
  Net increase (decrease)           722   $   9,696      (4,205)   $ (49,367)         787   $  10,600         484   $   6,038
                               =========  =========   =========    =========    =========   =========   =========   =========

Value Equity Fund
  Sold                               --          --          --           --           --          --          --          --
  Issued as reinvestment
    of dividends                    915      15,245         403        5,884          979      16,362         456       6,682
  Redeemed                           --          --          --           --           --          --          --          --
                               ---------  ---------   ---------    ---------    ---------   ---------   ---------   ---------
  Net increase                      915   $  15,245         403    $   5,884          979   $  16,362         456   $   6,682
                               =========  =========   =========    =========    =========   =========   =========   =========

Small Cap Value Equity Fund
  Sold                               --          --       4,373       54,090           --          --          --          --
  Issued as reinvestment
    of dividends                  1,011      16,505         349        4,660        1,042      17,114         420       5,622
  Redeemed                           --          --      (9,150)    (108,036)          --          --          --          --
                               ---------  ---------   ---------    ---------    ---------   ---------   ---------   ---------
  Net increase (decrease)         1,011   $  16,505      (4,428)   $ (49,286)       1,042   $  17,114         420   $   5,622
                               =========  =========   =========    =========    =========   =========   =========   =========

International Equity Fund
  Sold                               --          --       5,377       55,098           --          --          --          --
  Issued as reinvestment
    of dividends                    350       4,275         100        1,065          354       4,362         161       1,742
  Redeemed                           --          --      (7,009)     (70,119)          --          --          --          --
                               ---------  ---------   ---------    ---------    ---------   ---------   ---------   ---------
  Net increase (decrease)           350   $   4,275      (1,532)   $ (13,956)         354   $   4,362         161   $   1,742
                               =========  =========   =========    =========    =========   =========   =========   =========

                                              Class 3                                              Class S

                               Year ended              Year ended                  Year ended                 Year ended
                            December 31, 1997       December 31, 1996           December 31, 1997          December 31, 1996

                           Shares      Amount      Shares       Amount        Shares         Amount        Shares       Amount
                           ------      ------      ------       ------        ------         ------        ------       ------
Prime Fund
  Sold                          --          --          --           --      2,313,757    $356,901,047     2,391,584   $370,653,176
  Issued as reinvestment
    of dividends                39   $   5,838          35    $   5,335         89,849      13,552,104        86,522     13,067,477
  Redeemed                      --          --          --           --     (2,516,899)   (387,704,105)   (2,445,697)  (378,881,926)
                         ---------   ---------   ---------    ---------     ----------    ------------    ----------   ------------
  Net increase (decrease)       39   $   5,838          35    $   5,335       (113,293)   $(17,250,954)       32,409   $  4,838,727
                         =========   =========   =========    =========     ==========    ============    ==========   ============

Short-Term Bond Fund
  Sold                          --          --          --           --      9,428,262      98,207,327     6,074,656     62,871,971
  Issued as reinvestment
    of dividends               614       6,313         625        6,381      1,038,249      10,611,443       808,935      8,206,104
  Redeemed                      --          --          --           --     (5,254,453)    (54,663,274)   (4,631,745)   (47,999,711)
                         ---------   ---------   ---------    ---------     ----------    ------------    ----------   ------------
  Net increase                 614   $   6,313         625    $   6,381      5,212,058    $ 54,155,496     2,251,846   $ 23,078,364
                         =========   =========   =========    =========     ==========    ============    ==========   ============

Core Bond Fund
  Sold                          --          --          --           --     18,573,681     200,529,976    15,244,478    161,638,362
  Issued as reinvestment
    of dividends               680       7,406         604        6,389      2,529,434      27,329,767     1,838,613     19,317,124
  Redeemed                      --          --          --           --    (13,062,080)   (141,570,384)   (6,519,179)   (69,250,775)
                         ---------   ---------   ---------    ---------     ----------    ------------     ---------   ------------
  Net increase                 680   $   7,406         604    $   6,389      8,041,035    $ 86,289,359    10,563,912   $111,704,711
                         =========   =========   =========    =========     ==========    ============    ==========   ============

Balanced Fund
  Sold                          --          --          --           --     15,490,780     208,070,969    16,529,257    200,170,935
  Issued as reinvestment
    of dividends               826      11,159         521        6,510      3,601,954      48,404,059     2,193,746     27,325,515
  Redeemed                      --          --          --           --    (16,501,676)   (221,896,742)  (12,780,860)  (154,960,358)
                         ---------   ---------   ---------    ---------     ----------    ------------     ---------   ------------
  Net increase                 826   $  11,159         521    $   6,510      2,591,058    $ 34,578,286     5,942,143   $ 72,536,092
                         =========   =========   =========    =========     ==========    ============    ==========   ============

Value Equity Fund
  Sold                          --          --          --           --     42,809,442     708,198,212    42,761,147    585,609,490
  Issued as reinvestment
    of dividends             1,020      17,066         492        7,213     16,938,371     282,797,539     8,235,214    120,574,407
  Redeemed                      --          --          --           --    (43,586,898)   (722,935,752)  (47,300,940)  (651,246,978)
                         ---------   ---------   ---------    ---------     ----------    ------------    ----------   ------------
  Net increase               1,020   $  17,066         492    $   7,213     16,160,915    $268,059,999     3,695,421   $ 54,936,919
                         =========   =========   =========    =========     ==========    ============    ==========   ============

Small Cap Value Equity Fund
  Sold                          --          --          --           --     14,575,709     230,041,190    10,428,037    129,033,258
  Issued as reinvestment
    of dividends             1,085      17,846         455        6,096      3,890,912      64,043,615     1,500,824     20,087,217
  Redeemed                      --          --          --           --    (10,914,681)   (173,997,186)  (11,168,365)  (140,771,695)
                         ---------   ---------   ---------    ---------     ----------    ------------    ----------   ------------
  Net increase               1,085   $  17,846         455    $   6,096      7,551,940    $120,087,619       760,496   $  8,348,780
                         =========   =========   =========    =========     ==========    ============    ==========   ============

International Equity Fund
  Sold                          --          --          --           --     22,135,252     274,603,312    14,964,804    154,912,942
  Issued as reinvestment
    of dividends               365       4,499         186        2,018      1,662,863      20,542,197       672,906      7,341,306
  Redeemed                      --          --          --           --    (11,688,395)   (146,517,435)   (6,611,341)   (68,183,726)
                         ---------   ---------   ---------    ---------     ----------    ------------    ----------   ------------
  Net increase                 365   $   4,499         186    $   2,018     12,109,720    $148,628,074     9,026,369   $ 94,070,522
                         =========   =========   =========    =========     ==========    ============    ==========   ============

 6.   Foreign       The International Equity Fund invests substantially all of
      Securities    its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

 7. Federal Income  At December 31, 1997, the cost of securities and the
    Tax Information unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, are as follows:

                                   Federal         Tax Basis         Tax Basis       Net Unrealized
                                  Income Tax       Unrealized        Unrealized        Appreciation
                                    Cost          Appreciation      Depreciation      (Depreciation)
                              ---------------   ---------------   ---------------    ---------------
Prime Fund                    $   228,230,839   $         3,815   $       (24,973)   $       (21,158)
Short-Term Bond Fund              205,430,337         1,854,403          (561,064)         1,293,339
Core Bond Fund                    432,689,491        16,919,821          (529,777)        16,390,044
Balanced Fund                     521,260,171       139,690,566          (540,826)       139,149,740
Value Equity Fund               2,076,604,643     1,123,293,702        (3,876,050)     1,119,417,652
Small Cap Value Equity Fund       459,144,230       234,617,794        (7,003,431)       227,614,363
International Equity Fund         490,229,315        86,328,444       (27,611,375)        58,717,069

At December 31, 1997, the following Funds had available, for Federal income tax purposes, unused capital losses:

                              Amount                 Expiration Date
                          ---------------      ------------------------
Prime Fund                  $  2,082                December 31, 2003
Prime Fund                     2,368                December 31, 2004
Prime Fund                     7,761                December 31, 2005

 8. Line of Credit  The Trust, on behalf of each Fund, maintains a discretionary line of credit agreement with PNC Bank, N.A. Each Fund may borrow under the line of credit, provided that the Trust's borrowings do not exceed $50,000,000 in the aggregate at any one time. Interest is charged based on outstanding borrowings at the Federal Funds Rate plus .45%. Only the International Equity Fund utilized the line of credit during the year ended December 31, 1997. Average daily borrowings for the year ended December 31, 1997 were $6,100,000 and the average interest rate was 5.86%. The maximum borrowing outstanding during the year ended December 31, 1997 was $31,600,000. There was no balance outstanding at December 31, 1997.

 9.  Class 4        Effective December 1, 1997, all Class 4 shares of all
     Redesignation Funds were redesignated as Class S shares, and the expense and Subsequent structure was revised accordingly (see Note 3).
     Event          Additionally, two new classes of shares, Class A and Class
     Regarding New  Y, were created for all Funds. Effective January 1, 1998,
     Classes of     Class A and Y shares began operations, and Class 1 shares of
     Shares         all Funds were exchanged for Class A shares and Class 2 and
                    Class 3 shares of all Funds were exchanged for Class Y shares. The Class 1, Class 2, and Class 3 shares were subsequently terminated by the Trustees. The new classes of shares are offered to different types of investors and have different expense and sales charge structures, as outlined in the Trust's Prospectus.

Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PART C: OTHER INFORMATION
-------------------------

Item 24: Financial Statements and Exhibits
------------------------------------------

           (a) Financial Statements:

                 (1) Financial Statements included in the Prospectus
                     -----------------------------------------------
                       constituting Part A of this Registration Statement
                       --------------------------------------------------

                              Financial Highlights for the years ended December 31, 1997, December 31, 1996, December 31, 1995 and
                              for the period ended December 31, 1994

                 (2) Financial Statements included in the Statement of
                     -------------------------------------------------
                       Additional Information constituting Part B of this
                       --------------------------------------------------
                       Registration Statement
                       ----------------------

                              Portfolio of Investments at December 31, 1997 Statement of Assets and Liabilities at December
                                    31, 1997
                              Statement of Operations at December 31, 1997
                              Statements of Changes in Net Assets for the years
                                    ended December 31, 1997 and December 31,
                                    1996
                              Financial Highlights for the years ended December
                                    31, 1997, December 31, 1996, December 31,
                                    1995 and for the period ended December 31,
                                    1994
                              Notes to Financial Statements
                              Report of Independent Accountants

           (b) Exhibits:

               Exhibit 1: Copy of Registrant's Agreement and Declaration of Trust, as amended June 14, 1993./1/

               Exhibit 2:     Copy of Registrant's By-Laws, as now in effect./1/

               Exhibit 3:     None.

               Exhibit 4:     None.

               Exhibit 5(a): Copy of Investment Management Agreement between each of Registrant's series (excluding MassMutual Indexed Equity Fund (the "Fund")) and MassMutual Life Insurance Company ("MassMutual")./1/

                        (b): Copy of specimen Investment Sub-Advisory Agreements between MassMutual and David L. Babson and Company, Inc ("Babson")./3/

                        (c): Copy of Investment Sub-Advisory Agreement between MassMutual and HarbourView Asset Management Corporation ("HarbourView")./1/

               Exhibit 6(a): Copy of Amended and Restated General Distributors Agreement between the Trust and OppenheimerFunds Distributor, Inc. ("Oppenheimer")./4/

                        (b): Copy of sub-distribution agreement between Oppenheimer and MML Investors Services, Inc./1/

               Exhibit 7:     None.

               Exhibit 8(a): Copy of Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")./1/

                        (b): Copy of Administrative and Shareholder Services Agreement between each of Registrant's series (excluding the Fund) and MassMutual for the provision of administrative and shareholder services./2/

                        (c): Copy of Amended and Restated Transfer Agency Agreement among the Trust, MassMutual and IBT./4/

               Exhibit 9:     None.

               Exhibit 10:    Opinion of Counsel./5/

               Exhibit 11(a): Consent of Ropes & Gray previously filed as
                              Exhibit 10 to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement filed August 30, 1994.

                         (b): Consent of Coopers & Lybrand L.L.P./6/

                         (c)-(g): Powers of Attorney for Gary E. Wendlandt,
                                    Ronald J. Abdow, Charles J. McCarthy, John
                                    H. Southworth, Mary E. Boland./1/

                         (i)-(o): Powers of Attorney for Richard H. Ayers, David
                                    E.A. Carson, Richard G. Dooley, Richard W.
                                    Greene, Beverly C.L. Hamilton, F. William
                                    Marshall, Jr., and John V. Murphy./3/

               Exhibit 12:    None.

               Exhibit 13:    None.

               Exhibit 14:    None.

               Exhibit 15(a): Form of Class A Rule 12b-1 Plans./2/

                         (b): Form of Class Y Rule 12b-1 Plans./2/

               Exhibit 16:    None.

               Exhibit 17:    Financial Data Schedules./6/

               Exhibit 18:    Rule 18f-3 Plan./4/

-------------
/1/Incorporated by reference to Registrant's Post-Effective Amendment ("PEA") No. 4 to the Registration Statement filed via EDGAR on October 2, 1997.

/2/Incorporated by reference to Registrant's PEA No. 6 to the Registration Statement filed via EDGAR on November 26, 1997.

/3/Incorporated by reference to Registrant's PEA No. 3 to the Registration Statement filed via EDGAR on April 28, 1997.

/4/Incorporated by reference to Registrant's PEA No. 7 to the Registration Statement filed via EDGAR on February 6, 1998.

/5/Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement filed August 30, 1994.

/6/Filed herewith.


Item 25: Person Controlled by or Under Common Control with Registrant
---------------------------------------------------------------------
At the date of this Post-Effective Amendment to the Registration Statement, Registrant did not, directly or indirectly, control any person.

Registrant was organized by MassMutual primarily to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. Currently, the Registrant provides a vehicle for the investment of assets of various separate investment accounts established by MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts.

Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant's series as are purchased with separate account assets. As a result, MassMutual will own substantially all of the shares of Registrant, probably for a number of years.

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

 1. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

 2. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

 3. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

 4. MML Bay State Life Insurance Company, a Connecticut life and health insurer, all the stock of which is owned by MassMutual.

 5. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.

 6. MassMutual Holding Company, a Delaware holding company, all the stock of which is owned by MassMutual.

 7. MassMutual of Ireland, Limited, incorporated in the Republic of Ireland, which formerly operated as a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

 8. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

 9. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by MassMutual.

 10. G.R. Phelps & Co., Inc., a Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

 11. MML Investors Services, Inc., is a registered broker-dealer incorporated in Massachusetts. MassMutual Holding Company owns 86% of the capital stock and G.R. Phelps & Co., Inc. owns 14% of the capital stock of MML Investors Services, Inc.

 12. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for MassMutual positions in investment entities organized outside the United States. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding MSC, Inc.

 13. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust I.

 14. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust II.

 15. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

 16. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

 17. MML Securities Corporation, a "Massachusetts Securities Corporation", all of the stock of which is owned by MML Investors Services, Inc.

 18. DISA Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

 19. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

 20. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker and is controlled by MML Insurance Agency, Inc.

 21. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

 22. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through a voting trust agreement.

 23. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.

 24. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates as a collateralized bond obligation fund. MassMutual Holding MSC, Inc. owns 99% of the outstanding shares.

 25. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 93% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

 26. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

 27. 9048-5434 Quebec, Inc., a Quebec corporation, which operates as the owner of hotel property in Montreal, Quebec, Canada. MassMutual Holding MSC, Inc. owns all the shares of 9048-5434 Quebec, Inc.

 28. 1279342 Ontario Limited, an Ontario corporation, which operates as the owner of a hotel property in Ontario, Canada. MassMutual Holding MSC, Inc. owns all of the shares of 1279342 Ontario Limited.

 29. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company. MassMutual Holding Trust I owns approximately 99% of the capital stock of Antares.

 30. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

 31. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

 32. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for David L. Babson and Company Incorporated. MassMutual Holding Trust I owns 85% of the outstanding capital stock of DLB.

 33. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 89% of the capital stock of OAC.

 34. David L. Babson and Company Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB.

 35. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company Incorporated.

 36. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

 37. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

 38. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by OAC.

 39. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

 40. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

 41. MultiSource Service, Inc., a registered broker-dealer incorporated in Colorado that operates as a clearing broker, 80% of the stock of which is owned by OppenheimerFunds, Inc.

 42. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

 43. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

 44. Oppenheimer Real Asset Management, Inc., a commodity trading adviser incorporated in Delaware, all the stock of which is owned by OppenheimerFunds, Inc.

 45. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

 46. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

 47. Centennial Capital Corporation, a Delaware corporation that formerly sponsored a unit investment trust. Centennial Asset Management Corporation owns all the outstanding shares of Centennial Capital Corporation.

 48. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

 49. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

 50. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

 51. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized mortgage obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

 52. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

 53. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

 54. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO, LLC, MassMutual High Yield Partners LLC and other MassMutual investments. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

 55. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

 56. MML Realty Management Corporation, a former property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

 57. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

 58. MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the LLC Manager of MassMutual/Darby CBO LLC. MMHC Investment, Inc. owns 50% of the capital stock of this company.

 59. MassMutual/Darby CBO LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging markets issuers. MassMutual holds 1.79%, MMHC Investment Inc. holds 44.91% and MassMutual High Yield Partners LLC holds 2.39% of the ownership interest in this company.

 60. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

 61. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

 62. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

 63. MassMutual Internacional (Argentina) S.A., an Argentine corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

 64. MassMutual Internacional (Chile) S.A., a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

 65. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

 66. MassMutual International (Luxembourg) S.A., a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

 67. MassLife Seguros de Vida S.A., a life insurance company incorporated in Argentina. MassMutual International Inc. owns 99.9% of the outstanding capital stock of MassLife Seguros de Vida S.A.

 68. MassMutual Services, S.A., an Argentine corporation, which operates as a service company. MassMutual Internacional (Argentina) S.A. owns 99.9% of the outstanding shares and MassMutual International, Inc. owns 0.1% of the shares.

 69. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual International (Chile) S.A. owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

 70. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

 71. Compania Seguros de VidaCorp, S.A., a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company.

 72. Oppenheimer Series Fund Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own a majority of the outstanding shares issued by the fund.

 73. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

 74. The DLB Fund Group, an open-end management investment company advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of several of the series of the DLB Fund Group.


MassMutual acts as the investment adviser of the following investment companies, and as such may be deemed to control them.

 1. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

 2. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

 3. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

 4. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

 5. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares of which are owned by MassMutual.

 6. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

 7. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates a collateralized bond obligation fund. MassMutual Holding MSC, Inc. owns 99% of the outstanding shares.

 8. MassMutual/Darby CBO, LLC, a Delaware limited liability Company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual owns 1.79%, MMHC Investment, Inc. owns 44.91% and MassMutual High Yield Partners LLC owns 2.39% of the ownership interest in this Company.

Item 26: Number of Holders of Securities
----------------------------------------

     As of April 1, 1998, the number of holders of record of each class of securities of Registrant was as follows:

         Title of Class                     Number of Record Holders
         --------------                     ------------------------

         Shares of                                    1
         Beneficial
         Interest


Item 27: Indemnification
------------------------

Article VIII of Registrant's Agreement and Declaration of Trust provides for the indemnification of Registrant's Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 (the "1940 Act") set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the 1940 Act or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual's directors' and officers' liability insurance program, which covers Registrant's Trustees and officers, consists of two distinct coverages. The first coverage reimburses

MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability from shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage.

For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

MassMutual's present insurance coverage has an overall limit of $60 million annually ($15 million of which is underwritten by Continental Casualty Company, $15 million of which is underwritten by Executive Risk Indemnity, Inc., $15 million of which is underwritten by Federal Insurance Co., and $15 million of which is underwritten by Sargasso Mutual Insurance Company). There is a deductible of $200,000 per claim under the corporate coverage. There is no deductible for individual trustees or officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28: Business and Other Connections of the Investment Adviser
-----------------------------------------------------------------

a. The Investment Adviser

MassMutual is the investment adviser for the Registrant. MassMutual is a mutual life insurance company organized as a Massachusetts corporation which was originally chartered in 1851. As a mutual life insurance company, MassMutual has no shareholders. MassMutual's primary business is ordinary life insurance. It also provides, directly or through its subsidiaries, a wide range of annuity and disability products, and pension and pension-related products and services, as well as investment services to individuals, and corporations and other institutions, in all 50 states of the United States and the District of Columbia. MassMutual is also licensed to transact business in Puerto Rico, and six provinces of Canada, but has no export sales. Effective February 29, 1996, Connecticut Mutual Life Insurance Company merged into MassMutual.

MassMutual's principal lines of business are (i) the Individual Protection business and Individual Accumulation business, which provides life insurance including variable and universal life insurance, annuities and disability income insurance to individuals and small businesses; (ii) Retirement Services, which provides group pension investment products and administrative services, primarily to sponsors of tax qualified retirement plans; and (iii) MassMutual Investment Management Group, which provides advisory services for MassMutual's general investment account and separate investment accounts, as well as for various closed-end and open-end investment companies and external institutional clients, through its own staff and those of Oppenheimer Funds Inc. and David L. Babson and Company Incorporated, in which MassMutual indirectly owns a controlling interest.

The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past two years are listed below.

Directors

ROGER G. ACKERMAN, Director, Chairman, Human Resources Committee and Member, Board Affairs Committee

     Chairman and Chief Executive Officer (since 1996), President and Chief Operating Officer (1990-1996), Corning Incorporated (manufacturer of specialty materials, communication equipment and consumer products), One Riverfront Plaza, Corning, New York; Director, Dow Corning Corporation (producer of silicone products), 2200 West Salzburg Road, Midland, Michigan; The Pittson Company (mining and marketing of coal for electric utility and steel industries), One Pickwick Plaza, Greenwich, Connecticut.

JAMES R. BIRLE, Director and Member, Auditing and Investment Committees

     Chairman (since 1997), President (1994-1997) and Founder (since 1994), Resolute Partners, LLC (private merchant bank), 2 Greenwich Plaza, Suite 100, Greenwich, Connecticut; Director (since 1996), IKON Office Solutions (diversified office products and technology solutions), 825 Duportail Road, Valley Forge, Pennsylvania; Director: Drexel Industries, Inc., Connecticut Health and Education Facilities Authority, and Transparency International; Trustee, Villanova University; Trustee (1995-1997), The Sea Research Foundation; Director (1991-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

GENE CHAO, Director, Chairman, Auditing Committee and Member, Dividend Policy Committee

     Chairman, President and Chief Executive Officer, Computer Projections, Inc. (computer graphics), 733 S.W. Vista Avenue, Portland, Oregon; Director (since 1996), Monowave

     Corporation, 2171 Boyer Avenue East, Seattle, Washington; Director (since
     1997), National Captioning Institute, 1900 Gallows Road, Vienna, Virginia; Director (1990-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

PATRICIA DIAZ DENNIS, Director and Member, Auditing and Human Resources
Committees

     Senior Vice President and Assistant General Counsel, SBC Communications Inc. (telecommunications), 175 East Houston, San Antonio, Texas; Director, (since 1997) Citadel Communications Corp.; Trustee, Tomas Rivera Policy Institute, and Radio and Television News Directors Foundation; Director:
     National Public Radio, Reading Is Fundamental, and Foundation for Women's Resources; Trustee (1995-1997), Federal Communications Bar Association Foundation; Director (1995-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ANTHONY DOWNS, Director and Member, Auditing and Investment Committees

     Senior Fellow, The Brookings Institution (non-profit policy research center), 1775 Massachusetts Avenue, N.W., Washington, D.C.; Director (since
     1998), Counselors of Real Estate, 430 N. Michigan Avenue, Chicago, Illinois; Director: The Pittway Corporation (publications and security equipment), 200 South Wacker Drive, Suite 700, Chicago, Illinois; National Housing Partnerships Foundation (non-profit organization to own and manage rental housing), 1225 Eye Street, N.W., Washington, D.C.; Bedford Property Investors, Inc. (real estate investment trust), 3658 Mt. Diablo Boulevard, Lafayette, California; General Growth Properties, Inc. (real estate investment trust), 215 Keo Way, Des Moines, Iowa; NAACP Legal and Educational Defense Fund, Inc. (civil rights organization), 99 Hudson Street, New York, New York; Trustee: Urban Institute (public policy research organization), 2100 M Street, N.W., Washington, D.C. and Urban Land Institute (educational and research organization), 625 Indiana Avenue, N.W., Washington, D.C.

JAMES L. DUNLAP, Director, Chairman, Dividend Policy Committee and Member, Board Affairs Committee

     Vice Chairman (since 1998), President and Chief Operating Officer (since 1996-1998), Ocean Energy, Inc. (formerly United Meridian Corporation) (oil exploration), 1201 Louisiana, Houston, Texas; Senior Vice President (1987-1996), Texaco, Inc. (producer of petroleum products), 2000 Westchester Avenue, White Plains, New York.

WILLIAM B. ELLIS, Director and Member, Dividend Policy and Investment Committees

     Senior Fellow (since 1995), Yale University School of Forestry and Environmental Studies, New Haven, Connecticut; Chairman (1983-1995) and Chief Executive Officer (1983-1993), Northeast Utilities (electric utility), 107 Selden Street, Berlin, Connecticut;

     Director, The Hartford Steam Boiler Inspection and Insurance Company (property and casualty insurer), One State Street, Hartford, Connecticut; Director (since 1996), Advest Group, Inc. (financial services holding company), 280 Trumbull Street, Hartford, Connecticut; Director (since
     1995), Catalytica Combustion Systems, Inc.; Director, The National Museum of National History of the Smithsonian Institution, Washington, D.C.; Director (1985-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ROBERT M. FUREK, Director and Member, Dividend Policy and Auditing Committees

     President (1994-1996), International Distillers and Vintners, Inc.; President and Chief Executive Officer (1987-1996), Heublein, Inc. (beverage distributor), 450 Columbus Boulevard, Hartford, Connecticut; Partner (since
     1997), Resolute Partners LLC (private merchant bank), 2 Soundview Drive, Greenwich, Connecticut; Director, The Dexter Corporation (producer of specialty chemicals and papers), One Elm Street, Windsor Locks, Connecticut; Corporator, The Bushnel Memorial, Hartford, Connecticut; Trustee, Colby College, Mayflower Hill Drive, Waterville, Maine; Director (1990-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

CHARLES K. GIFFORD, Director and Member, Investment and Board Affairs Committees

     Chairman and Chief Executive Officer (since 1995), and President (1989-1996), BankBoston N.A., and Chairman (since 1998 and 1995-1996), Chief Executive Officer (since 1995), President (1989-1996), BankBoston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; Director, Member of Audit and Compensation Committees, Boston Edison Co. (public utility electric company), 800 Boylston Street, Boston, Massachusetts.

WILLIAM N. GRIGGS, Director and Member, Human Resources and Investment
Committees

     Managing Director, Griggs & Santow Inc. (financial consultants), 75 Wall Street, New York, New York; Director (1990-1997), T/SF Communications, Inc. (diversified publishing and communications company), Tulsa, Oklahoma.

GEORGE B. HARVEY, Director and Member, Board Affairs and Dividend Policy Committees

     Retired; Chairman, President and Chief Executive Officer (1983-1996), Pitney Bowes, Inc. (office machines manufacturer), One Elmcroft Road, Stamford, Connecticut; Director: Merrill Lynch & Co., Inc. (financial services holding company), 250 Vesey Street, World Financial Center, North Tower, New York, New York; The McGraw-Hill Companies, Inc. (multimedia publishing and information services), 1221 Avenue of the Americas, New York, New York; Stamford Hospital, Stamford, Connecticut; Pfizer, Inc.

     (pharmaceutical and health-care products), 235 East 42nd Street, New York, New York; Director (1994-1997), The Catalyst; Member, Board of Overseers, Wharton School of Finance, University of Pennsylvania; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

BARBARA B. HAUPTFUHRER, Director and Member, Board Affairs and
Investment Committees

     Director and Member, Compensation, Nominating and Audit Committees, The Vanguard Group of Investment Companies including among others the following funds: Vanguard/Windsor Fund, Vanguard/Wellington Fund, Vanguard/Morgan Growth Fund, Vanguard/Wellesley Income Fund, Vanguard/Explorer Fund, Vanguard Municipal Bond Fund, Vanguard Fixed Income Securities Fund, Vanguard Index Trust, Vanguard World Fund, Vanguard/Star Fund, Vanguard Ginnie Mae Fund, Vanguard/Primecap Fund, Vanguard Convertible Securities Fund, Vanguard Quantitative Fund, Vanguard/Trustees Commingled Equity Fund, Vanguard/Trustees Commingled Fund-International, Vanguard Money Market Trust, Vanguard/Windsor II, Vanguard Asset Allocation Fund and Vanguard Equity Income Fund (principal offices, Drummers Lane, Valley Forge, Pennsylvania); Director, Chairman of Retirement Benefits Committee and Pension Fund Investment Review - USA and Canada and Member, Audit, Finance and Executive Committees, The Great Atlantic & Pacific Tea Company, Inc. (operator of retail food stores), 2 Paragon Drive, Montvale, New Jersey; Director, Chairman of Nominating Committee and Member, Compensation Committee, Knight-Ridder, Inc. (publisher of daily newspapers and operator of cable television and business information systems), One Herald Plaza, Miami, Florida; Director and Member, Compensation Committee, Raytheon Company (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Director and Member, Executive Committee and Chairman, Human Resources and Independent Directors Committees, IKON Office Solutions (diversified office products and technology solutions), 825 Duportail Road, Valley Forge, Pennsylvania.

SHELDON B. LUBAR, Director and Member, Human Resources and Investment Committee

     Chairman, Lubar & Co. Incorporated (investment management and advisory company); Chairman and Director, The Christiana Companies, Inc. (real estate development); Director: SLX Energy, Inc. (oil and gas exploration); Member, Advisory Committee, Venture Capital Fund, L.P. (principal offices, 700 North Water Street, Milwaukee, Wisconsin) Director, Firstar Corporation (bank holding company), 777 East Wisconsin Avenue, Milwaukee, Wisconsin; Director (1982-1997): Grey Wolf Drilling Co. (contract oil and gas drilling), 2000 Post Oak Boulevard, Houston, Texas; Director: Marshall Erdman and Associates, Inc. (design, engineering, and construction firm), 5117 University Avenue, Madison, Wisconsin; MGIC Investment Corporation (investment company), MGIC Plaza, 111 E. Kilbourn Avenue, Milwaukee, Wisconsin; Ameritech, Inc. (regional holding company for telephone companies), 30 South Wacker Drive,

     Chicago, Illinois; EVI, Inc., 5 Post Oak Park, Houston, Texas; Director (since 1997), Jefferies & Co., (financial services), 11100 Santa Monica Boulevard, Los Angeles, California; Director (1984-1998), Firstar Bank, 777 East Wisconsin Avenue, Milwaukee, Wisconsin.

WILLIAM B. MARX, JR., Director and Member, Dividend Policy and Board Affairs Committees

     Retired: Consultant (1996-1997); Senior Executive Vice President (1996), Lucent Technologies, Inc. (public telecommunications systems and software), 600 Mountain Road, Murray Hill, New Jersey; Executive Vice President and Chief Executive Officer, Multimedia Products Group (1994-1995), AT&T (global communications and network computing company), 295 North Maple Avenue, Basking Ridge, New Jersey; Director (since 1996), California Microwave, Inc., Redwood City, California; Member, National Board of Directors, Junior Achievement, Colorado Springs, Colorado; Member (since
     1996), Advisory Council, Graduate School of Business, Stanford University, Stanford, California; Chairman, Executive Committee (since 1996), National Minority Supplier Development Council, Inc., 15 West 39th Street, New York, New York.

JOHN F. MAYPOLE, Director and Member, Board Affairs and Human Resources
Committees

     Managing Partner, Peach State Real Estate Holding Company (real estate investment company), P.O. Box 1223, Toccoa, Georgia; Consultant to institutional investors; Co-owner of family businesses (including Maypole Chevrolet-Geo, Inc. and South Georgia Car Rentals, Inc.); Director (since
     1996), Coating Technologies International; Director, Chairman, Audit Committee and Member, Finance Committee and Executive Committee, Bell Atlantic Corporation (telecommunications), 1717 Arch Street, Philadelphia, Pennsylvania; Director (since 1996), TCX International, Inc.; Chairman
     (1997), Director (1992-1997), Briggs Industries, Inc. (plumbing fixtures), 4350 W. Cypress Street, Tampa, Florida; Director (1989-1997), Blodgett Corporation; Director, Chairman, Compensation Committee and Member, Audit Committee, Dan River, Inc. (textile manufacturer), 2291 Memorial Drive, Danville, Virginia; Director, Davies, Turner & Company; Director (1987-1996), Igloo Corporation (portable coolers), 1001 W. Sam Houston Parkway North, Houston, Texas; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

JOHN J. PAJAK, President, Chief Operating Officer, Director and Member, Dividend Policy and Investment Committees

     President, Director and Chief Operating Officer (since 1996), Vice Chairman and Chief Administrative Officer (1996), Executive Vice President (1987-1996) of MassMutual; Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Trustee (since
     1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Director (since 1996),

     MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); DLB Acquisition Corporation (holding company for investment advisers) and Oppenheimer Acquisition Corporation (holding company for investment advisers) (principal offices, 1295 State Street, Springfield, Massachusetts); Trustee, Sisters of Providence Health System (operator of hospitals), 146 Chestnut Street, Springfield, Massachusetts.

THOMAS B. WHEELER, Chairman, Chief Executive Officer, Chairman, Investment Committee and Member, Dividend Policy and Board Affairs Committees

     Chairman (since 1996), Chief Executive Officer (since 1988), and President (1987-1996) of MassMutual; Chairman (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Chairman and Chief Executive Officer, DLB Acquisition Corporation (holding company for investment advisers); Chairman and Director, Oppenheimer Acquisition Corp. (holding company for investment advisers), (principal offices, 1295 State Street, Springfield, Massachusetts); Director, BankBoston, N.A. and BankBoston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; Member, Executive Committee, Massachusetts Capital Resources Company, 545 Boylston Street, Boston, Massachusetts; Director, Textron, Inc. (diversified manufacturing company), 40 Westminster Street, Providence, Rhode Island.

ALFRED M. ZEIEN, Director, Chairman, Board Affairs Committee and Member Human Resources Committee

     Chairman and Chief Executive Officer, The Gillette Company (manufacturer of personal care products), Prudential Tower Building, Boston, Massachusetts;
     Director: Polaroid Corporation (manufacturer of photographic products), 549 Technology Square, Cambridge, Massachusetts; BankBoston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; and Raytheon Corporation (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Trustee (1984-1997), University Hospital of Boston, Massachusetts; Trustee, Marine Biology Laboratory and Woods Hole Oceanographic Institute, Woods Hole, Massachusetts; Director (1981-1996), Repligen Corporation (biotechnology), One Kendall Square, Cambridge, Massachusetts.

Executive Vice Presidents

LAWRENCE V. BURKETT, JR., Executive Vice President and General Counsel

     Executive Vice President and General Counsel of MassMutual; President, Chief Executive Officer and Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Director (since 1996):
     MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); G.R. Phelps, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company); CM Advantage Inc.(wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual) (principal offices, 1295 State Street, Springfield, Massachusetts); Chairman and Director (since 1996), MML Investors Services, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company); Director (since 1997), MML Securities Corporation (a wholly-owned subsidiary of MML Investors Services, Inc. that is a "Massachusetts Securities Corporation") (principal offices, 1414 Main Street, Springfield, Massachusetts); Director, Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; Chairman (since 1997), Vice President (since 1996) and Director, Sargasso Mutual Insurance Co., Ltd., Victoria Hall, Victoria Street, Hamilton, Bermuda; Director, MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual that formerly provided group insurance claim services), One Earlsfort Centre, Hatch Street, Dublin, Ireland; Director, MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets) (principal offices, 41 Cedar Avenue, Hamilton, Bermuda).

PETER J. DABOUL, Executive Vice President

     Executive Vice President (since 1997), Senior Vice President (1990-1997) of MassMutual, 1295 State Street, Springfield, Massachusetts.

JOHN B. DAVIES, Executive Vice President

     Executive Vice President of MassMutual; Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director:
     Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; and Life Underwriter Training Council, 7625 Wisconsin Avenue, Bethesda, Maryland.

DANIEL J. FITZGERALD, Executive Vice President

     Executive Vice President (since 1994), Corporate Financial Operations (1994-1997) of MassMutual; Director (since 1996), President and Chief Executive Officer (since 1997) MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies) (principal offices, 1295 State Street, Springfield, Massachusetts); Director, MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual that formerly provided group insurance claim services), One Earlsfort Centre, Hatch Street, Dublin, Ireland.

JAMES E. MILLER, Executive Vice President

     Executive Vice President (since 1997 and 1987-1996) of MassMutual, 1295 State Street, Springfield, Massachusetts; Senior Vice President (1996-1997), UniCare Life & Health Insurance Company, Springfield, Massachusetts.

JOHN V. MURPHY, Executive Vice President

     Executive Vice President (since 1997) of MassMutual, 1295 State Street, Springfield, Massachusetts; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), Chief Operating Officer (1993-1996), Concert Capital Management, Inc. (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), (principal offices, One Memorial Drive, Cambridge, Massachusetts); Senior Vice President and Director (1995-1997), Potomac Babson Incorporated (investment advisory subsidiary of David L. Babson and Company Incorporated), New York, New York; Director and Senior Vice President (1995-1997), DLB Acquisition Corporation (holding company for investment advisers); Director (since 1997), Oppenheimer Acquisition Corporation (parent of OppenheimerFunds, Inc., an investment management company); Trustee (since 1997), MassMutual Institutional Funds (open-end investment company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director (1989-1998), Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp), 730 Hancock Street, Quincy, Massachusetts.

GARY E. WENDLANDT, Executive Vice President and Chief Investment Officer

     Chief Investment Officer and Executive Vice President of MassMutual; Chairman and Trustee, MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); MML Series Investment Fund (open-end investment company); Chairman and Chief Executive Officer

     MassMutual Institutional Funds (open-end investment company); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); Chairman (since 1996) and President (since 1997), MassMutual Holding MSC, Inc. and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Chairman (since 1996) HYP Management, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as managing member of MassMutual High Yield Partners LLC); and MMHC Investment, Inc. (wholly-owned subsidiary of MassMutual Holding Trust
     II); President and Trustee (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Vice Chairman and Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Director (since 1996), MassMutual International (Chile) S.A. and CM Advantage Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); President and Director, DLB Acquisition Corporation (holding company for investment advisers) and Director, Oppenheimer Acquisition Corporation (parent of OppenheimerFunds, Inc., an investment management company); Chairman, Chief Executive Officer, President and Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Chairman and Director, MML Realty Management Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts); Chairman and Member, Executive, Auditing and Compensation Committees, and Chief Executive Officer (1994-1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment advisory subsidiary of MassMutual Holding Trust I), One Financial Plaza, Suite 1700, Hartford, Connecticut; Supervisory Director, MassMutual/Carlson CBO N.V. (collateralized bond fund), 14 John Gorsiraweg, Willemstad, Curacao, Netherlands Antilles; Director: Merrill Lynch Derivative Products, Inc., World Financial Center, North Tower, New York, New York; MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited) (principal offices, c/o BankAmerica Trust and Banking Corporation, Box 1092, George Town, Grand Cayman, Cayman Islands, British West Indies); Director, Mass Seguros de Vida, S.A., Huerfanos No. 770, Santiago, Chile; President and Director, MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets), 41 Cedar Avenue, Hamilton, Bermuda; Chairman (since 1996), Antares Leveraged Capital Corp. (finance company), Chicago, Illinois.

JOSEPH M. ZUBRETSKY, Executive Vice President and Chief Financial Officer

     Executive Vice President and Chief Financial Officer (since 1997) of MassMutual, 1295 State Street, Springfield, Massachusetts; Chief Financial Officer (1996-1997), Healthsource, Hooksett, New Hampshire; Partner (1990-1996), Coopers & Lybrand LLP (certified public accountants), Hartford, Connecticut; Director (since 1997): Antares Leverage Capital Corp. (finance company), Chicago, Illinois; DLB Acquisition Corporation (holding company for investment adviser); Oppenheimer Acquisition Corporation (parent of OppenheimerFunds, Inc., an investment management company); MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); MassMutual Holding MSC, Inc. (wholly-owned holding company subsidiary of MassMutual Holding Company); MassMutual International, Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Trustee (since 1997), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts).

b. The Investment Sub-Advisers

The directors and executive officers of David L. Babson and Company Incorporated, their positions and their other business affiliations and business experience for the past two years are as follows:

Directors and Executive Officers

HANI K. FINDAKLY, Director

Director (since 1996), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; President (since 1996), Potomac Babson Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York; President (1989-1995), Potomac Capital, Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York.

RONALD E. GWOZDZ, Director and Executive Vice President

Director (since 1995), Executive Vice President (since 1996) and Senior Vice President (1991-1996), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts.

JAMES W. MACALLEN, Director, President and Chief Executive Officer

Director, President and Chief Executive Officer (since 1998), Executive Vice President (1996-1998) David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; Senior Vice President (1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts; Principal (1994-
1995), Hagler, Mastrovita & Hewitt (investment counsel), 225 Franklin Street, Boston, Massachusetts.

EDWARD L. MARTIN, Director and Executive Vice President

Director (since 1990), Executive Vice President (since 1995) and Senior Vice President (1988-1995), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; Director and Senior Vice President (since 1996), Potomac Babson Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York.

PETER C. SCHLIEMANN, Director and Executive Vice President

Executive Vice President (since 1992), Senior Vice President (1984-1992) and Director (since 1982), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; Director (1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts.


FRANK L. TARANTINO, Senior Vice President, Clerk and Chief Operating Officer

Senior Vice President, Clerk and Chief Operating Officer (since 1997), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; President (1993-1997), Liberty Securities Corporation (broker-dealer), 600 Atlantic Avenue, Boston, Massachusetts.

PETER C. THOMPSON, Director and Chairman

Director and Chairman (since 1998), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; Director (1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts; Director (since
1996), Potomac Babson Inc. (registered investment adviser) 1290 Avenue of the Americas, New York, New York.

JONATHAN B. TREAT, Director and Senior Vice President

Director and Senior Vice President (since 1992), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts.

ROLAND W. WHITRIDGE, Director and Senior Vice President

Director (since 1990) and Senior Vice President (since 1992), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts.

HarbourView is the investment sub-adviser for the International Equity Fund of the Registrant. HarbourView is a wholly owned subsidiary of OppenheimerFunds, Inc. and was incorporated in the State of New York on April 17, 1986.

The directors and executive officers of HarbourView, their positions and their other business affiliations and business experience for the past two years are as follows:

BRIDGET A. MACASKILL, President, Chief Executive Officer and Director

President, Chief Executive Officer and a Director of OppenheimerFunds, Inc. ("OFI") and HarbourView Asset Management Corporation; Chairman and Director of Shareholder Services Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"); President and a Director of Oppenheimer Acquisition Corp. ("OAC"), the parent of OFI, and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of OFI; a Director of Oppenheimer Real Asset Management, Inc.; a director of NASA, Inc. and of Hillsdown Holding plc (a U.K. food company).

ANDREW J. DONOHUE,  Executive Vice President, General Counsel and Director

Executive Vice President, General Counsel and a Director of OFI, OppenheimerFunds Distributor, Inc. (a broker-dealer subsidiary of OFI), SSI, SFSI, Oppenheimer Partnership Holdings, Inc. and MultiSource Services, Inc. (a broker-dealer subsidiary of OFI); President and a Director of Centennial Asset Management Corporation; President and a Director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; and an officer of the Oppenheimer Funds.

ROBERT C. DOLL, JR. Executive Vice President

Executive Vice President, Director of Equity Investments and a Director of OFI; Executive Vice President of HarbourView; Vice President and a Director of OAC; and an officer of various Oppenheimer Funds.


Item 29: Principal Underwriters
-------------------------------

     (a) OppenheimerFunds Distributor, Inc. is the General Distributor of the Trust's shares and is also general distributor of the following open-end management investment companies:

           1. The "Denver-Based" Oppenheimer funds. The address for these
              -------------------------------------
              funds is 6803 South Tucson Way, Englewood, CO 80112.

              Centennial America Fund, L.P.
              Centennial California Tax Exempt Trust
              Centennial Government Trust
              Centennial Money Market Trust
              Centennial New York Tax Exempt Trust
              Centennial Tax Exempt Trust
              Daily Cash Accumulation Fund, Inc.
              Oppenheimer Cash Reserves
              Oppenheimer Champion Income Fund
              Oppenheimer Equity Income Fund

              Oppenheimer Limited-Term Government Fund
              Oppenheimer Integrity Funds (consisting of the following series:)
                          Oppenheimer Bond Fund
                          Oppenheimer International Bond Fund
                          Oppenheimer High Yield Fund
              Oppenheimer Main Street Funds, Inc.(R)
              (consisting of the following 2 series:)
                          Oppenheimer Main Street Income & Growth Fund
                          Oppenheimer Main Street California Municipal Fund
              Oppenheimer Real Asset Fund
              Oppenheimer Strategic Income Fund
              Oppenheimer Municipal Fund
              (consisting of the following 2 series:)
                          Oppenheimer Insured Municipal Fund
                          Oppenheimer Intermediate Municipal Fund
              Oppenheimer Total Return Fund, Inc.
              Oppenheimer Total Return Fund, Inc. Capital Accumulation Plan Oppenheimer Variable Account Funds
              (consisting of the following 9 series:)
                          Oppenheimer Money Fund
                          Oppenheimer High Income Fund
                          Oppenheimer Bond Fund
                          Oppenheimer Capital Appreciation Fund
                          Oppenheimer Growth Fund
                          Oppenheimer Multiple Strategies Fund
                          Oppenheimer Growth & Income Fund
                          Oppenheimer Global Securities Fund
                          Oppenheimer Strategic Bond Fund
              Panorama Series Fund, Inc.
              (consisting of the following 7 series:)
                          Total Return Portfolio
                          Growth Portfolio
                          International Equity Portfolio
                          LifeSpan Capital Appreciation Portfolio
                          LifeSpan Balanced Portfolio
                          LifeSpan Diversified Income Portfolio
                          Government Securities Portfolio
              The New York Tax-Exempt Income Fund, Inc.

           2. The "New York-Based" Oppenheimer funds. The address for these
              ---------------------------------------
              funds is 2 World Trade Center, New York, NY 10048-0203.

              Oppenheimer California Municipal Fund
              Oppenheimer Capital Appreciation Fund

              Oppenheimer Developing Markets Fund
              Oppenheimer Discovery Fund
              Oppenheimer Enterprise Fund
              Oppenheimer Global Fund
              Oppenheimer Global Growth & Income Fund
              Oppenheimer Gold & Special Minerals Fund
              Oppenheimer Growth Fund
              Oppenheimer International Growth Fund
              Oppenheimer Money Market Fund, Inc.
              Oppenheimer Multiple Strategies Fund
              Oppenheimer World Bond Fund
              Oppenheimer Multi-Sector Income Trust
              Oppenheimer Multi-State Municipal Trust
              (consisting of the following 3 series:)
                          Oppenheimer Florida Municipal Fund
                          Oppenheimer New Jersey Municipal Fund
                          Oppenheimer Pennsylvania Municipal Fund
              Oppenheimer New York Municipal Fund
              Oppenheimer Series Fund, Inc.
              (consisting of the following 5 series:)
                          Oppenheimer Disciplined Allocation Fund
                          Oppenheimer Disciplined Value Fund
                          Oppenheimer LifeSpan Growth Fund
                          Oppenheimer LifeSpan Balanced Fund
                          Oppenheimer LifeSpan Income Fund

              Oppenheimer Municipal Bond Fund
              Oppenheimer U.S. Government Trust

           3. The "Quest" Oppenheimer Funds. OpCap Advisors (previously named
              ------------------------------
              Quest for Value Advisors) is sub-adviser. The address for these funds is 2 World Trade Center, New York, NY 10048-0203.

              Oppenheimer Quest Capital Value Fund, Inc.
              Oppenheimer Quest Value Fund, Inc.
              Oppenheimer Quest for Value Funds
              (consisting of the following 4 series:)
                          Oppenheimer Quest Opportunity Value Fund
                          Oppenheimer Quest Small Cap Value Fund
                          Oppenheimer Quest Growth & Income Value Fund
                          Oppenheimer Quest Officers Value Fund
              Oppenheimer Quest Global Value Fund, Inc.

           4. The "Rochester" Oppenheimer Funds. The address for these funds
              ----------------------------------
              is 350 Linden Oaks, Rochester, NY 14625.

              Bond Fund Series - Oppenheimer Bond Fund for Growth
              Rochester Fund Municipals
              Rochester Portfolio Series - Limited Term New York Municipal Fund

     (b) The information contained in the registration on Form BD of OppenheimerFunds Distributor, Inc., filed under the Securities Exchange Act of 1934, is incorporated herein by reference.


Item 30: Location of Accounts and Records
-----------------------------------------

     Each account, book or other document required to be maintained by Registrant pursuant to Section 31 (a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

     (Declaration of Trust and Bylaws)
     MassMutual Institutional Funds
     1295 State Street
     Springfield, Massachusetts 01111

     (With respect to its services as Advisor)
     Massachusetts Mutual Life Insurance Company
     1295 State Street
     Springfield, Massachusetts  01111

     (With respect to its services as Sub-Advisor)
     David L. Babson and Company Inc.
     One Memorial Drive
     Cambridge, Massachusetts 02142

     (With respect to its services as Sub-Advisor)
     HarbourView Asset Management Corporation
     Two World Trade Center
     New York, New York 10048

     (With respect to its services as Distributor)
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York 10048

     (With respect to its services as Sub-Administrator, Transfer Agent and Custodian)
     Investors Bank & Trust Company
     200 Clarendon Street
     Boston, Massachusetts 02116

     (With respect to their services as counsel)
     Ropes & Gray
     One International Place
     Boston, Massachusetts 02110


Item 31: Management Services
----------------------------

     Not Applicable.


Item 32: Undertakings
---------------------

       (a) The Registrant hereby undertakes to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by
Section 16(c) of the Securities Act of 1933, as amended, but only where it is requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities.

       (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts on the 30th day of April, 1998. The Registrant certifies that this Post-Effective Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                        MASSMUTUAL INSTITUTIONAL FUNDS



                            By: /s/ Stuart H. Reese
                                -------------------
                                Stuart H. Reese
                                President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 1998.

          Signature                            Title
          ---------                            -----

          /s/ Stephen L. Kuhn*                 Chairman, Trustee &
          ---------------------                Chief Executive Officer
          Gary E. Wendlandt


          /s/ Stephen L. Kuhn*                 Trustee
          --------------------
          Ronald J. Abdow


          /s/ Stephen L. Kuhn*                 Trustee
          -------------------
          Richard H. Ayers


          /s/ Stephen L. Kuhn*                 Trustee
          -------------------
          Mary E. Boland


          /s/ Stephen L. Kuhn*                 Trustee
          -------------------
          David E. A. Carson

          /s/ Stephen L. Kuhn*                 Trustee
          -------------------
          Richard G. Dooley


          /s/ Stephen L. Kuhn*                 Trustee
          -------------------
          Richard W. Greene


          /s/ Stephen L. Kuhn*                 Trustee
          -------------------
          Bevely C. L. Hamilton


          /s/ Stephen L. Kuhn*                 Trustee
          -------------------
          F. William Marhsall, Jr.


          /s/ Stephen L. Kuhn*                 Trustee
          -------------------
          Charles J. McCarthy


          /s/ John V. Murphy                   Trustee
          ------------------
          John V. Murphy


          /s/ Stephen L. Kuhn*                 Trustee
          -------------------
          John H. Southworth


          /s/ Raymond B. Woolson               Treasurer
          ----------------------               (Principal Financial Officer)
          Raymond B. Woolson


          /s/ Mark B. Ackerman                 Comptroller
          --------------------
          Mark B. Ackerman


          /s/ Stephen L. Kuhn
          -------------------
          * Stephen L. Kuhn, as Attorney-in-fact pursuant to Powers of Attorney granted on or about August 5, 1994, April 18, 1996 and April 21, 1997.

The name MassMutual Institutional Funds is the designation of the Trust under a Declaration of Trust dated May 28, 1993, as amended. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of such Trust, but only the property of the relevant Fund shall be bound.

                               INDEX TO EXHIBITS
                               -----------------


Exhibit No.    Title of Exhibit
-----------    ----------------

    11(b)      Consent of Coopers & Lybrand L.L.P.

    17         Financial Data Schedules